Schwab Strategic Trust
Schwab International Dividend Equity ETF

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Australia 13.2%
Ampol Ltd.	236,290	5,362,885
Aurizon Holdings Ltd.	1,824,881	4,271,255
BHP Group Ltd.	1,024,851	31,462,119
Harvey Norman Holdings Ltd.	634,506	1,653,387
Rio Tinto Ltd.	354,448	29,386,492
Wesfarmers Ltd.	880,324	30,737,578
		102,873,716

Belgium 0.1%
Proximus SADP	122,973	1,181,553

Canada 9.4%
Bank of Nova Scotia	383,555	17,171,360
BCE, Inc.	260,661	10,271,872
Great-West Lifeco, Inc.	86,044	2,752,316
Quebecor, Inc., Class B	132,134	2,934,362
Sun Life Financial, Inc.	187,731	9,487,280
Toronto-Dominion Bank	503,827	30,745,765
		73,362,955

China 4.0%
Anhui Conch Cement Co. Ltd., H Shares	1,139,764	2,667,617
China Construction Bank Corp., H Shares	31,494,033	18,226,320
China Life Insurance Co. Ltd., H Shares	2,388,493	3,235,504
China Shenhua Energy Co. Ltd., H Shares	464,917	1,520,893
People's Insurance Co. Group of China Ltd., H Shares	2,606,696	844,390
PICC Property & Casualty Co. Ltd., H Shares	2,186,878	2,539,593
Tingyi Cayman Islands Holding Corp.	773,271	973,235
Want Want China Holdings Ltd.	2,088,545	1,222,059
		31,229,611

Finland 3.3%
Elisa OYJ	130,320	5,841,255
Kesko OYJ, B Shares	115,464	2,211,628
Kone OYJ, B Shares	401,537	17,870,799
		25,923,682

Germany 7.9%
Deutsche Post AG	682,103	32,032,211
E.ON SE	2,236,569	29,125,233
		61,157,444

India 1.7%
Colgate-Palmolive India Ltd.	54,443	1,433,773
HCL Technologies Ltd.	145,388	2,337,715
SECURITY	NUMBER OF SHARES	VALUE ($)
Indian Oil Corp. Ltd.	520,850	697,954
ITC Ltd.	1,252,423	6,544,926
Petronet LNG Ltd.	107,883	262,354
Power Grid Corp. of India Ltd.	638,985	1,601,030
		12,877,752

Israel 0.1%
First International Bank Of Israel Ltd.	16,040	643,047

Italy 5.1%
Assicurazioni Generali SpA	353,966	7,339,967
Enel SpA	4,604,283	32,583,943
		39,923,910

Japan 12.6%
Daito Trust Construction Co. Ltd.	65,217	7,190,700
Japan Tobacco, Inc.	460,039	11,828,107
KDDI Corp.	1,011,869	31,656,199
K's Holdings Corp.	156,936	1,337,037
Nintendo Co. Ltd.	702,408	32,840,965
Niterra Co. Ltd.	171,939	3,992,739
Sompo Holdings, Inc.	112,127	5,124,917
Tosoh Corp.	315,115	4,192,723
		98,163,387

Malaysia 0.7%
Kuala Lumpur Kepong Bhd.	238,094	1,118,038
Petronas Chemicals Group Bhd.	2,732,027	4,233,337
		5,351,375

Mexico 0.7%
Arca Continental SAB de CV	195,725	1,998,206
Coca-Cola Femsa SAB de CV	221,261	1,859,349
Kimberly-Clark de Mexico SAB de CV, A Shares	598,967	1,211,622
		5,069,177

Netherlands 1.5%
Koninklijke Ahold Delhaize NV	409,422	11,864,896

New Zealand 0.7%
Spark New Zealand Ltd.	1,587,539	5,084,117

Schwab International Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Norway 1.6%
Gjensidige Forsikring ASA	61,427	1,037,765
Telenor ASA	544,071	5,870,362
Yara International ASA	156,264	5,310,378
		12,218,505

Qatar 0.1%
Industries Qatar QSC	264,920	909,503

Republic of Korea 0.6%
GS Holdings Corp.	50,488	1,616,211
KT&G Corp.	42,903	2,933,027
		4,549,238

Russia 0.0%
Severstal PAO *(a)(b)	708	0

Saudi Arabia 1.4%
Jarir Marketing Co.	84,065	326,714
SABIC Agri-Nutrients Co.	221,229	8,114,384
Saudi Telecom Co.	240,704	2,467,031
		10,908,129

Singapore 0.8%
Singapore Exchange Ltd.	266,808	1,885,208
Singapore Technologies Engineering Ltd.	1,520,310	4,226,248
		6,111,456

South Africa 0.1%
Vodacom Group Ltd.	96,005	491,424

Spain 0.9%
Redeia Corp. SA	402,364	6,752,120

Sweden 0.5%
Tele2 AB, B Shares	481,942	3,783,292

Switzerland 9.7%
EMS-Chemie Holding AG	6,518	4,651,163
Kuehne & Nagel International AG	55,346	16,115,930
Roche Holding AG	106,543	28,922,403
SGS SA	151,141	12,914,469
Swisscom AG	21,996	12,910,998
		75,514,963

Taiwan 5.6%
Advantech Co. Ltd.	68,301	772,868
Asia Cement Corp.	2,408,740	3,215,252
Asustek Computer, Inc.	97,053	1,222,483
Chicony Electronics Co. Ltd.	95,752	488,875
Chunghwa Telecom Co. Ltd.	514,407	1,967,722
CTCI Corp.	95,823	134,502
Formosa Plastics Corp.	4,574,116	11,830,620
Fubon Financial Holding Co. Ltd.	2,707,172	5,580,726
King Slide Works Co. Ltd.	8,285	231,524
King Yuan Electronics Co. Ltd.	150,248	398,224
Lite-On Technology Corp., ADR	299,668	1,055,169
Nan Ya Plastics Corp.	5,359,161	11,682,422
Quanta Computer, Inc.	381,196	2,477,042
Radiant Opto-Electronics Corp.	70,405	297,486
SECURITY	NUMBER OF SHARES	VALUE ($)
Simplo Technology Co. Ltd.	24,436	297,628
Synnex Technology International Corp.	167,859	370,214
Tripod Technology Corp.	59,964	370,456
Wistron Corp.	392,816	1,150,533
		43,543,746

Thailand 0.2%
Bangkok Chain Hospital PCL, NVDR	1,370,045	833,458
Intouch Holdings PCL NVDR	135,439	268,548
Supalai PCL NVDR	156,192	78,146
Tisco Financial Group PCL NVDR	120,796	333,947
		1,514,099

United Arab Emirates 0.2%
Abu Dhabi Islamic Bank PJSC	457,324	1,270,258

United Kingdom 16.8%
Admiral Group PLC	83,630	2,859,585
British American Tobacco PLC	933,874	29,697,799
GSK PLC	1,751,846	31,478,720
Imperial Brands PLC	384,571	8,989,638
Schroders PLC	295,332	1,501,483
SSE PLC	1,088,826	25,259,154
St. James's Place PLC	174,489	1,432,720
Unilever PLC	605,793	28,908,419
		130,127,518
Total Common Stocks (Cost $759,870,322)		772,400,873

PREFERRED STOCKS 0.0% OF NET ASSETS

Russia 0.0%
Sberbank of Russia PJSC *(a)(b)	69,290	0
Total Preferred Stocks (Cost $260,896)		0

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (c)	852,571	852,571
Total Short-Term Investments (Cost $852,571)		852,571
Total Investments in Securities (Cost $760,983,789)		773,253,444

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/15/23	33	3,508,890	124,577
MSCI Emerging Markets Index, expires 12/15/23	16	789,680	22,878
			147,455

Schwab International Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(b)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(c)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$772,400,873	$—	$—	$772,400,873
Russia	—	—	0 *	0
Preferred Stocks[1]
Russia	—	—	0 *	0
Short-Term Investments[1]	852,571	—	—	852,571
Futures Contracts[2]	147,455	—	—	147,455
Total	$773,400,899	$—	$0	$773,400,899

*	Level 3 amount shown includes securities determined to have no value at November 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab International Equity ETF

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.9% OF NET ASSETS

Australia 6.6%
Adbri Ltd. *	790,717	1,069,541
AGL Energy Ltd.	1,027,509	6,424,563
Allkem Ltd. *	1,002,440	5,716,143
ALS Ltd.	828,188	6,721,351
Altium Ltd.	202,725	6,046,068
Alumina Ltd. *	4,343,915	2,102,570
Amcor PLC	2,492,086	23,612,474
AMP Ltd.	4,858,408	3,011,978
Ampol Ltd.	408,010	9,260,276
Ansell Ltd.	258,895	4,071,783
ANZ Group Holdings Ltd.	5,199,492	84,016,133
APA Group	2,144,018	12,126,171
Aristocrat Leisure Ltd.	1,124,337	30,259,504
ASX Ltd.	332,483	12,803,901
Atlas Arteria Ltd.	2,480,974	9,541,056
Aurizon Holdings Ltd.	3,026,738	7,084,281
Bank of Queensland Ltd. (a)	1,121,418	4,089,559
Beach Energy Ltd.	3,044,868	2,998,066
Bendigo & Adelaide Bank Ltd.	962,000	5,689,658
BHP Group Ltd.	8,689,136	266,749,634
BlueScope Steel Ltd.	783,658	10,797,379
Boral Ltd. *	564,566	1,856,704
Brambles Ltd.	2,391,242	21,150,742
CAR Group Ltd.	617,528	11,374,574
Challenger Ltd.	806,470	3,176,296
Charter Hall Group	808,357	5,574,203
Cleanaway Waste Management Ltd.	3,839,930	6,263,321
Cochlear Ltd.	110,239	19,957,576
Coles Group Ltd.	2,293,935	23,316,830
Commonwealth Bank of Australia	2,916,965	202,422,226
Computershare Ltd.	1,022,215	16,002,376
CSL Ltd.	830,897	144,469,381
CSR Ltd.	812,159	3,161,007
Deterra Royalties Ltd.	731,767	2,406,582
Dexus	1,869,873	8,728,327
Domain Holdings Australia Ltd.	443,742	1,006,243
Domino's Pizza Enterprises Ltd.	108,601	3,874,024
Downer EDI Ltd.	1,145,802	3,221,230
Endeavour Group Ltd.	2,367,179	7,737,921
Evolution Mining Ltd.	2,962,079	8,032,786
Flight Centre Travel Group Ltd.	267,814	3,254,933
Fortescue Ltd.	2,771,572	45,923,890
Goodman Group	3,215,501	48,503,859
GPT Group	3,265,297	8,920,027
Harvey Norman Holdings Ltd.	1,010,920	2,634,242
IDP Education Ltd.	478,336	7,186,861
IGO Ltd.	1,066,381	6,066,608
Iluka Resources Ltd.	723,308	3,313,962
Incitec Pivot Ltd.	3,317,647	6,423,316
Insignia Financial Ltd.	1,091,420	1,526,935
Insurance Australia Group Ltd.	4,212,355	16,590,431
James Hardie Industries PLC *	755,980	24,421,022
SECURITY	NUMBER OF SHARES	VALUE ($)
JB Hi-Fi Ltd.	185,261	5,876,536
Lendlease Corp. Ltd.	1,183,347	5,202,018
Liontown Resources Ltd. *	2,924,188	2,665,964
Lottery Corp. Ltd.	3,813,430	11,631,075
Lynas Rare Earths Ltd. *	1,598,832	7,017,898
Macquarie Group Ltd.	623,631	69,901,922
Magellan Financial Group Ltd.	231,816	1,143,570
Medibank Pvt Ltd.	4,725,884	10,841,900
Metcash Ltd.	1,648,458	3,956,696
Mineral Resources Ltd.	293,019	11,884,489
Mirvac Group	6,845,468	9,350,108
National Australia Bank Ltd.	5,427,675	102,206,478
New Hope Corp. Ltd.	913,330	3,149,034
NEXTDC Ltd. *	883,347	7,631,713
Northern Star Resources Ltd.	1,931,533	16,303,347
Nufarm Ltd.	656,884	2,064,492
Orica Ltd.	781,196	8,090,722
Origin Energy Ltd.	2,951,507	16,125,652
Orora Ltd.	2,611,964	4,398,931
Perpetual Ltd.	193,598	2,892,067
Pilbara Minerals Ltd.	4,939,396	11,921,241
Platinum Asset Management Ltd.	928,860	757,533
Pro Medicus Ltd.	71,411	4,186,130
Qantas Airways Ltd. *	1,457,488	5,121,853
QBE Insurance Group Ltd.	2,562,245	26,112,038
Qube Holdings Ltd.	2,870,261	5,557,129
Ramsay Health Care Ltd.	301,426	9,825,142
REA Group Ltd.	86,020	8,854,770
Reece Ltd.	370,471	4,750,693
Region RE Ltd.	2,068,690	2,839,305
Rio Tinto Ltd.	645,389	53,507,760
Santos Ltd.	5,061,057	23,188,119
Scentre Group	8,942,728	15,713,110
SEEK Ltd.	599,695	9,495,350
Seven Group Holdings Ltd.	239,786	5,109,942
Sims Ltd.	273,822	2,429,242
Sonic Healthcare Ltd.	766,773	14,830,285
South32 Ltd.	7,829,782	15,989,933
Star Entertainment Group Ltd. *	3,967,759	1,381,182
Steadfast Group Ltd.	1,756,167	6,567,365
Stockland	4,116,030	11,271,321
Suncorp Group Ltd.	2,173,379	20,131,592
Tabcorp Holdings Ltd.	3,878,324	1,851,496
Telstra Group Ltd.	6,936,829	17,569,953
TPG Telecom Ltd.	626,454	1,960,548
Transurban Group	5,281,640	45,385,805
Treasury Wine Estates Ltd.	1,373,034	9,741,174
Vicinity Ltd.	6,489,959	8,154,501
Washington H Soul Pattinson & Co. Ltd.	458,292	10,179,661
Wesfarmers Ltd.	1,964,332	68,587,029
Westpac Banking Corp.	6,040,596	85,591,485
Whitehaven Coal Ltd.	1,204,919	5,704,299
WiseTech Global Ltd.	276,638	12,252,777
Woodside Energy Group Ltd.	3,275,550	67,327,451
Woolworths Group Ltd.	2,118,092	49,013,588

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Worley Ltd.	644,782	7,250,785
Xero Ltd. *	218,695	14,942,838
Yancoal Australia Ltd. (a)	284,203	919,591
		2,150,999,152

Austria 0.2%
ANDRITZ AG	118,833	6,451,818
Erste Group Bank AG	529,373	21,434,701
Eurotelesites AG *	64,585	235,013
OMV AG	243,787	10,413,747
Raiffeisen Bank International AG	224,880	3,754,110
Telekom Austria AG *	258,341	2,049,238
Verbund AG	112,991	10,787,395
voestalpine AG	192,107	5,412,079
		60,538,101

Belgium 0.8%
Ackermans & van Haaren NV	38,163	6,316,737
Ageas SA	282,601	12,173,502
Anheuser-Busch InBev SA	1,497,539	94,132,741
Argenx SE *	100,614	44,724,359
D'ieteren Group	38,387	6,559,045
Elia Group SA	64,856	7,037,520
Groupe Bruxelles Lambert NV	168,654	13,378,140
KBC Group NV	421,720	24,203,302
Lotus Bakeries NV	673	5,859,798
Sofina SA	29,126	6,489,351
Solvay SA	119,730	13,867,165
UCB SA	207,759	15,378,372
Umicore SA	351,326	9,403,132
Warehouses De Pauw CVA	273,491	7,692,910
		267,216,074

Canada 8.3%
Agnico Eagle Mines Ltd.	786,877	42,279,005
Alimentation Couche-Tard, Inc.	1,299,069	74,158,602
Bank of Montreal	1,243,091	102,117,104
Bank of Nova Scotia	2,061,471	92,289,921
Barrick Gold Corp.	3,011,683	52,954,621
BCE, Inc.	518,904	20,448,457
Brookfield Asset Management Ltd., Class A	465,708	16,318,757
Brookfield Corp.	2,598,077	91,709,234
Canadian Imperial Bank of Commerce	1,517,089	62,771,467
Canadian National Railway Co.	1,007,047	116,952,185
Canadian Natural Resources Ltd.	1,847,026	123,434,765
Canadian Pacific Kansas City Ltd.	1,604,211	115,584,595
Canadian Tire Corp. Ltd., Class A	90,046	9,374,188
Cenovus Energy, Inc.	2,415,897	42,888,698
CGI, Inc. *	362,143	36,851,326
Constellation Software, Inc.	32,929	77,408,712
Dollarama, Inc.	475,348	34,550,684
Enbridge, Inc.	3,649,575	127,533,919
Fairfax Financial Holdings Ltd.	37,102	34,130,775
Fortis, Inc.	836,512	33,538,218
Franco-Nevada Corp.	332,064	37,221,733
George Weston Ltd.	115,861	13,599,792
Great-West Lifeco, Inc.	464,906	14,871,094
Hydro One Ltd.	539,111	14,998,169
IGM Financial, Inc.	139,827	3,474,405
Imperial Oil Ltd.	304,864	17,189,846
Intact Financial Corp.	303,012	46,998,874
Loblaw Cos. Ltd.	263,500	22,738,135
Magna International, Inc.	456,603	24,637,737
Manulife Financial Corp.	3,236,254	63,443,324
SECURITY	NUMBER OF SHARES	VALUE ($)
Metro, Inc.	401,130	20,120,848
National Bank of Canada	576,273	38,218,437
Nutrien Ltd.	858,556	45,959,357
Pembina Pipeline Corp.	962,216	32,212,254
Power Corp. of Canada	924,162	25,594,485
Restaurant Brands International, Inc.	528,340	37,607,474
Royal Bank of Canada	2,396,046	216,692,968
Saputo, Inc.	418,284	8,138,313
Shopify, Inc., Class A *	1,969,972	143,623,360
Sun Life Financial, Inc.	1,006,784	50,879,404
Suncor Energy, Inc.	2,289,768	75,557,193
TC Energy Corp.	1,785,059	66,999,781
Teck Resources Ltd., Class B	768,396	28,971,054
TELUS Corp.	828,741	14,840,750
Thomson Reuters Corp.	269,185	37,638,450
Toronto-Dominion Bank	3,144,854	191,912,984
Tourmaline Oil Corp.	491,425	23,805,579
Waste Connections, Inc.	445,392	60,374,374
Wheaton Precious Metals Corp.	789,770	38,648,257
		2,724,263,664

Denmark 2.7%
AP Moller - Maersk AS, Class A	4,842	7,518,292
AP Moller - Maersk AS, Class B	8,536	13,491,406
Carlsberg AS, Class B	163,227	20,256,616
Chr Hansen Holding AS	176,209	14,121,166
Coloplast AS, Class B	213,144	25,203,655
Danske Bank AS	1,166,161	30,241,357
Demant AS *	168,507	7,161,329
DSV AS	308,604	46,540,237
Genmab AS *	112,138	35,463,910
H Lundbeck AS	645,915	3,091,023
H Lundbeck AS, Class A	12,587	54,451
Novo Nordisk AS, Class B	5,393,575	548,975,423
Novozymes AS, Class B	354,378	18,416,049
Orsted AS	323,417	15,259,381
Pandora AS	140,529	19,006,886
ROCKWOOL AS, Class B	14,882	4,026,959
Royal Unibrew AS	84,961	5,499,404
Tryg AS	589,716	12,746,838
Vestas Wind Systems AS *	1,753,057	48,631,961
		875,706,343

Finland 0.9%
Elisa OYJ	244,499	10,959,032
Fortum OYJ	748,283	10,519,982
Kesko OYJ, B Shares	462,807	8,864,729
Kone OYJ, B Shares	559,678	24,909,019
Mandatum OYJ *	804,891	3,452,270
Metso OYJ	1,097,963	10,817,830
Neste OYJ	715,043	27,212,806
Nokia OYJ	9,193,540	32,279,998
Nordea Bank Abp	5,933,762	66,737,390
Orion OYJ, B Shares	179,159	7,123,308
Sampo OYJ, A Shares	816,381	35,763,756
Stora Enso OYJ, R Shares	989,370	12,856,868
UPM-Kymmene OYJ	933,528	32,675,813
Valmet OYJ	282,104	7,531,958
Wartsila OYJ Abp	832,249	11,496,130
		303,200,889

France 9.7%
Accor SA	316,035	10,968,912
Aeroports de Paris SA	55,215	6,813,721
Air Liquide SA	885,884	167,993,051
Airbus SE	1,010,222	150,126,935

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ALD SA	325,006	2,239,388
Alstom SA	491,348	6,095,570
Amundi SA	97,211	5,992,783
Arkema SA	98,164	9,988,778
AXA SA	3,072,094	95,849,376
BioMerieux	73,839	7,956,674
BNP Paribas SA	1,847,968	116,482,720
Bollore SE	1,508,739	8,634,244
Bouygues SA	361,207	13,758,488
Bureau Veritas SA	488,269	11,832,388
Capgemini SE	276,760	56,770,910
Carrefour SA	998,861	18,958,072
Cie de L'Odet SE	610	913,164
Cie de Saint-Gobain SA	801,192	52,284,757
Cie Generale des Etablissements Michelin SCA	1,201,674	40,396,436
Covivio SA	89,081	4,356,339
Credit Agricole SA	1,886,092	24,740,261
Danone SA	1,082,584	69,655,822
Dassault Aviation SA	38,931	7,747,919
Dassault Systemes SE	1,167,003	54,708,080
Edenred SE	428,724	23,389,045
Eiffage SA	125,364	12,720,977
Engie SA	2,891,723	50,223,836
EssilorLuxottica SA	526,007	100,505,993
Eurazeo SE	82,039	6,162,955
Eurofins Scientific SE	209,750	12,211,879
Euronext NV	139,374	11,587,812
Gecina SA	94,054	10,426,431
Getlink SE	605,604	11,081,192
Hermes International SCA	58,961	122,501,692
Ipsen SA	58,648	6,623,053
JCDecaux SE *	125,741	2,399,559
Kering SA	124,403	53,439,324
Klepierre SA	354,807	8,942,704
La Francaise des Jeux SAEM	172,133	6,235,437
Legrand SA	442,445	42,684,922
L'Oreal SA	398,653	187,494,000
LVMH Moet Hennessy Louis Vuitton SE	426,396	326,924,722
Neoen SA	116,473	3,560,886
Orange SA	3,341,989	41,219,418
Pernod Ricard SA	355,435	61,488,107
Publicis Groupe SA	392,897	33,257,774
Remy Cointreau SA	38,219	4,555,808
Renault SA	328,770	12,910,371
Rexel SA	408,034	9,852,409
Safran SA	589,329	103,538,608
Sanofi SA	1,880,755	175,371,817
Sartorius Stedim Biotech	41,127	9,261,928
Schneider Electric SE	920,142	169,288,956
SCOR SE	259,400	8,188,099
SEB SA	38,742	4,417,362
Societe Generale SA	1,216,102	30,617,970
Sodexo SA	149,566	16,058,045
SOITEC *	42,397	7,699,874
STMicroelectronics NV	1,131,934	53,669,253
Teleperformance SE	99,220	13,916,691
Thales SA	174,235	26,035,272
TotalEnergies SE	3,867,864	262,751,376
Ubisoft Entertainment SA *	174,121	4,964,268
Unibail-Rodamco-Westfield *	185,700	11,828,800
Valeo SE	358,121	5,189,106
Veolia Environnement SA	1,091,313	34,424,061
Vinci SA	846,848	103,764,766
Vivendi SE	1,142,690	10,829,613
SECURITY	NUMBER OF SHARES	VALUE ($)
Wendel SE	47,024	3,984,059
Worldline SA *	419,226	6,511,340
		3,169,976,358

Germany 6.8%
adidas AG	286,832	60,132,613
Allianz SE	685,037	172,360,609
BASF SE	1,540,479	71,745,680
Bayer AG	1,702,862	58,266,670
Bayerische Motoren Werke AG	536,469	55,952,794
Bechtle AG	140,115	6,952,961
Beiersdorf AG	171,013	24,014,434
Brenntag SE	265,121	22,933,612
Carl Zeiss Meditec AG, Bearer Shares	62,922	5,651,615
Commerzbank AG	1,786,913	21,924,392
Continental AG	185,825	14,399,569
Covestro AG *	325,771	17,132,634
CTS Eventim AG & Co. KGaA	101,230	6,936,391
Daimler Truck Holding AG	918,065	29,880,742
Delivery Hero SE *	323,765	10,281,635
Deutsche Bank AG	3,518,415	43,863,772
Deutsche Boerse AG	319,241	60,712,866
Deutsche Lufthansa AG *	1,027,777	8,948,834
Deutsche Post AG	1,634,480	76,756,747
Deutsche Telekom AG	5,842,210	140,078,259
Deutsche Wohnen SE	84,471	2,057,153
DWS Group GmbH & Co. KGaA	58,832	2,001,495
E.ON SE	3,805,332	49,554,108
Evonik Industries AG	350,973	6,567,537
Fielmann Group AG	41,472	2,187,390
Fraport AG Frankfurt Airport Services Worldwide *	60,750	3,470,648
Fresenius Medical Care AG & Co. KGaA	349,197	14,337,367
Fresenius SE & Co. KGaA	706,134	22,412,770
FUCHS SE	50,416	1,716,278
GEA Group AG	276,292	10,165,308
Hannover Rueck SE	105,654	25,246,126
Heidelberg Materials AG	239,929	19,581,639
Hella GmbH & Co. KGaA	38,026	3,310,916
HelloFresh SE *	278,473	4,259,865
Henkel AG & Co. KGaA	175,791	12,290,904
HOCHTIEF AG	36,439	3,942,066
Infineon Technologies AG	2,257,387	87,560,919
KION Group AG	123,866	4,514,018
Knorr-Bremse AG	113,049	7,092,499
LEG Immobilien SE *	127,236	9,737,343
Mercedes-Benz Group AG	1,485,346	96,559,013
Merck KGaA	225,790	39,454,481
MTU Aero Engines AG	92,253	18,898,404
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	237,882	101,433,363
Nemetschek SE	93,489	8,164,551
Puma SE	171,379	11,066,168
QIAGEN NV *	378,158	15,534,703
Rational AG	8,016	5,138,428
Rheinmetall AG	74,516	22,440,023
RTL Group SA *	66,747	2,409,139
RWE AG	1,238,445	53,199,411
SAP SE	1,892,872	300,461,774
Sartorius AG	4,640	1,194,798
Scout24 SE	127,636	8,912,876
Siemens AG	1,288,492	216,504,603
Siemens Energy AG *	741,945	8,807,756
Siemens Healthineers AG	475,012	27,438,048

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sixt SE	26,226	2,609,706
Symrise AG	229,651	25,859,060
Talanx AG	91,874	6,676,234
Telefonica Deutschland Holding AG	1,539,159	3,946,536
thyssenkrupp AG	845,449	6,376,110
Traton SE	84,126	1,814,686
Volkswagen AG	52,982	6,879,233
Vonovia SE	1,220,733	33,991,164
Wacker Chemie AG	25,737	3,153,569
Zalando SE *	374,985	8,943,937
		2,238,800,952

Hong Kong 2.0%
AAC Technologies Holdings, Inc.	1,162,574	3,267,288
AIA Group Ltd.	20,156,371	173,942,026
ASMPT Ltd.	530,737	5,426,085
Bank of East Asia Ltd.	1,669,837	2,024,680
BOC Aviation Ltd.	355,138	2,555,440
BOC Hong Kong Holdings Ltd.	6,171,786	16,515,413
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	0
Budweiser Brewing Co. APAC Ltd.	2,889,896	5,113,550
Cafe de Coral Holdings Ltd.	554,340	681,365
Cathay Pacific Airways Ltd. *(a)	1,700,638	1,715,815
Champion REIT	3,332,365	1,109,323
China Travel International Investment Hong Kong Ltd.	4,081,477	747,284
Chow Tai Fook Jewellery Group Ltd.	3,010,419	4,370,914
CK Asset Holdings Ltd.	3,334,458	15,817,788
CK Hutchison Holdings Ltd.	4,682,363	23,470,867
CK Infrastructure Holdings Ltd.	1,015,072	5,029,677
CLP Holdings Ltd.	2,899,886	22,555,865
Dah Sing Banking Group Ltd.	579,656	376,280
Dah Sing Financial Holdings Ltd.	232,872	480,038
DFI Retail Group Holdings Ltd.	540,502	1,199,914
ESR Group Ltd.	4,838,281	6,219,523
First Pacific Co. Ltd.	3,790,655	1,499,702
FIT Hon Teng Ltd. *	1,925,787	290,953
Galaxy Entertainment Group Ltd.	3,702,729	19,152,946
Guotai Junan International Holdings Ltd.	5,098,648	404,743
Haitong International Securities Group Ltd. *	6,865,094	1,309,680
Hang Lung Group Ltd.	1,511,704	2,024,560
Hang Lung Properties Ltd.	3,094,828	4,136,845
Hang Seng Bank Ltd.	1,238,249	13,713,755
Henderson Land Development Co. Ltd.	2,242,932	6,102,494
Hong Kong & China Gas Co. Ltd.	18,684,537	12,846,621
Hong Kong Exchanges & Clearing Ltd.	2,195,469	77,920,695
Hongkong Land Holdings Ltd.	1,893,175	6,096,024
Huabao International Holdings Ltd. (a)	1,632,771	537,268
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,466,256	331,558
HUTCHMED China Ltd. *	849,514	3,284,806
Hysan Development Co. Ltd.	1,061,240	1,991,957
Jardine Matheson Holdings Ltd.	337,032	13,012,806
Johnson Electric Holdings Ltd.	605,535	938,117
JS Global Lifestyle Co. Ltd.	2,053,076	346,985
Kerry Logistics Network Ltd.	491,584	429,883
Kerry Properties Ltd.	1,029,810	1,735,183
Lenovo Group Ltd.	12,909,094	15,949,804
Link REIT	4,377,424	21,634,069
L'Occitane International SA	694,693	1,734,442
Man Wah Holdings Ltd.	2,609,964	1,747,706
SECURITY	NUMBER OF SHARES	VALUE ($)
Melco International Development Ltd. *	1,319,458	866,653
MGM China Holdings Ltd. *	1,269,123	1,395,819
MMG Ltd. *	4,205,800	1,206,227
MTR Corp. Ltd.	2,507,622	8,989,849
NagaCorp Ltd. *	2,435,212	1,175,467
New World Development Co. Ltd.	2,423,179	3,605,155
Nexteer Automotive Group Ltd.	1,404,551	906,359
NWS Holdings Ltd.	2,424,922	2,213,704
Orient Overseas International Ltd.	225,016	2,706,715
PCCW Ltd.	7,211,749	3,656,521
Power Assets Holdings Ltd.	2,345,152	12,235,758
PRADA SpA	880,698	4,843,089
Samsonite International SA *	2,412,919	7,043,846
Sands China Ltd. *	4,125,483	10,120,514
Shangri-La Asia Ltd. *	1,903,499	1,257,577
Sino Land Co. Ltd.	5,748,777	5,792,719
SITC International Holdings Co. Ltd.	2,209,860	3,338,713
SJM Holdings Ltd. *	4,021,695	1,194,619
Sun Hung Kai Properties Ltd.	2,492,537	24,461,667
Super Hi International Holding Ltd. *	280,773	470,214
Swire Pacific Ltd., A Shares	745,068	4,836,555
Swire Pacific Ltd., B Shares	1,415,847	1,513,684
Swire Properties Ltd.	1,767,418	3,435,131
Techtronic Industries Co. Ltd.	2,250,882	22,853,788
United Energy Group Ltd.	12,899,966	1,222,229
Vitasoy International Holdings Ltd.	1,380,788	1,502,721
VTech Holdings Ltd.	283,393	1,670,902
WH Group Ltd.	13,409,552	8,618,869
Wharf Holdings Ltd.	1,637,782	4,256,811
Wharf Real Estate Investment Co. Ltd.	2,649,158	8,360,978
Wynn Macau Ltd. *	2,537,512	1,819,401
Xinyi Glass Holdings Ltd.	3,634,923	4,183,957
Yue Yuen Industrial Holdings Ltd.	1,254,000	1,436,987
		664,985,935

Ireland 0.2%
AIB Group PLC	2,305,994	10,703,365
Bank of Ireland Group PLC	1,819,937	17,057,454
Glanbia PLC	305,720	5,163,682
Kerry Group PLC, Class A	271,524	21,988,412
Kingspan Group PLC	267,641	21,259,288
		76,172,201

Israel 0.5%
Airport City Ltd. *	124,621	1,956,270
Amot Investments Ltd.	373,934	1,907,775
Azrieli Group Ltd.	62,400	3,624,264
Bank Hapoalim BM	2,299,855	19,459,314
Bank Leumi Le-Israel BM	2,715,644	20,381,367
Bezeq The Israeli Telecommunication Corp. Ltd.	3,451,179	4,474,180
Big Shopping Centers Ltd. *	22,794	2,043,693
Delek Group Ltd.	13,221	1,710,803
Elbit Systems Ltd.	41,731	8,322,444
Electra Ltd.	2,988	1,136,035
Energix-Renewable Energies Ltd.	451,930	1,431,963
Enlight Renewable Energy Ltd. *	198,875	3,440,705
Fattal Holdings 1998 Ltd. *	11,610	1,194,015
First International Bank Of Israel Ltd.	86,843	3,481,555
Gav-Yam Lands Corp. Ltd.	73,224	542,086
Harel Insurance Investments & Financial Services Ltd.	198,179	1,480,449
ICL Group Ltd.	1,247,705	6,278,562
Israel Corp. Ltd. *	6,006	1,506,782
Israel Discount Bank Ltd., A Shares	2,134,752	10,300,874

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Melisron Ltd.	40,692	2,834,377
Mivne Real Estate KD Ltd.	1,024,183	2,702,571
Mizrahi Tefahot Bank Ltd.	236,920	8,461,201
Nice Ltd. *	112,782	21,701,775
Nova Ltd. *	49,040	6,233,865
OPC Energy Ltd. *	144,710	886,344
Phoenix Holdings Ltd.	280,072	2,677,308
Shapir Engineering & Industry Ltd.	261,666	1,566,160
Strauss Group Ltd. *	82,004	1,573,096
Teva Pharmaceutical Industries Ltd. *	1,914,123	18,631,873
Tower Semiconductor Ltd. *	189,172	5,196,503
		167,138,209

Italy 2.4%
A2A SpA	2,567,298	5,526,728
Amplifon SpA	220,745	6,871,592
Assicurazioni Generali SpA	2,338,121	48,484,123
Banca Mediolanum SpA	383,176	3,414,070
Banco BPM SpA	2,342,972	12,971,263
Buzzi SpA	145,724	4,261,187
CNH Industrial NV	1,669,727	17,744,719
Davide Campari-Milano NV	861,505	9,418,684
DiaSorin SpA	37,009	3,510,683
Enel SpA	13,452,943	95,204,819
Eni SpA	3,732,612	61,774,019
Ferrari NV	204,776	73,866,342
FinecoBank Banca Fineco SpA	1,053,534	14,213,707
Hera SpA	1,347,353	4,263,282
Infrastrutture Wireless Italiane SpA	611,239	7,549,569
Interpump Group SpA	135,073	6,293,049
Intesa Sanpaolo SpA	26,518,710	76,430,675
Italgas SpA	842,305	4,700,886
Leonardo SpA	685,215	10,519,271
Mediobanca Banca di Credito Finanziario SpA	1,143,575	13,444,561
Moncler SpA	350,804	19,474,949
Nexi SpA *	957,041	7,466,228
Pirelli & C SpA	851,553	4,234,973
Poste Italiane SpA	792,938	8,544,467
Prysmian SpA	453,629	17,486,751
Recordati Industria Chimica e Farmaceutica SpA	166,869	8,042,068
Reply SpA	38,050	4,450,555
Snam SpA	3,879,186	19,567,223
Stellantis NV	3,762,839	81,710,345
Telecom Italia SpA *	18,042,117	5,248,224
Tenaris SA	799,677	13,742,313
Terna - Rete Elettrica Nazionale	2,432,289	19,628,032
UniCredit SpA	3,049,206	83,124,837
UnipolSai Assicurazioni SpA	734,928	1,820,268
		775,004,462

Japan 21.4%
ABC-Mart, Inc.	131,649	2,173,297
Acom Co. Ltd.	667,214	1,572,862
Activia Properties, Inc.	1,128	3,101,647
Advance Residence Investment Corp.	2,332	5,126,661
Advantest Corp.	1,288,252	40,790,798
Aeon Co. Ltd.	1,220,690	25,275,017
AEON Financial Service Co. Ltd.	195,388	1,674,547
Aeon Mall Co. Ltd.	202,336	2,353,413
AEON REIT Investment Corp.	2,770	2,694,396
AGC, Inc.	308,937	11,221,914
Aica Kogyo Co. Ltd.	92,187	2,073,405
Ain Holdings, Inc.	46,092	1,403,010
Air Water, Inc.	311,890	4,096,015
Aisin Corp.	296,063	10,916,491
SECURITY	NUMBER OF SHARES	VALUE ($)
Ajinomoto Co., Inc.	790,914	29,563,979
Alfresa Holdings Corp.	279,777	4,499,407
Alps Alpine Co. Ltd.	337,650	2,958,877
Amada Co. Ltd.	537,503	5,390,119
Amano Corp.	115,355	2,455,590
Amvis Holdings, Inc.	41,848	813,833
ANA Holdings, Inc. *	268,721	5,547,648
Anritsu Corp.	220,030	1,910,295
Aozora Bank Ltd. (a)	203,864	4,192,150
Ariake Japan Co. Ltd.	31,998	998,889
As One Corp.	40,200	1,379,202
Asahi Group Holdings Ltd.	847,818	31,283,845
Asahi Intecc Co. Ltd.	336,085	6,516,641
Asahi Kasei Corp.	2,112,417	14,667,677
Asics Corp.	291,940	10,446,529
ASKUL Corp.	69,132	1,009,612
Astellas Pharma, Inc.	3,130,318	38,060,991
Azbil Corp.	217,452	7,019,183
AZ-COM MARUWA Holdings, Inc. (a)	66,967	679,930
Bandai Namco Holdings, Inc.	1,033,531	20,574,842
BayCurrent Consulting, Inc.	232,105	7,812,456
Benefit One, Inc. (a)	101,663	1,041,833
Benesse Holdings, Inc.	122,864	2,167,479
Bic Camera, Inc.	248,957	2,056,188
BIPROGY, Inc.	109,760	3,172,486
Bridgestone Corp.	961,971	39,680,043
Brother Industries Ltd.	398,668	6,730,986
Calbee, Inc.	122,416	2,292,893
Canon Marketing Japan, Inc.	79,487	2,006,061
Canon, Inc.	1,634,665	42,095,374
Capcom Co. Ltd.	303,991	10,246,472
Casio Computer Co. Ltd.	359,280	3,035,416
Central Japan Railway Co.	1,558,060	37,414,097
Chiba Bank Ltd.	1,025,553	7,675,952
Chubu Electric Power Co., Inc.	1,196,258	14,783,802
Chugai Pharmaceutical Co. Ltd.	1,135,813	40,089,777
Chugin Financial Group, Inc.	287,744	2,061,223
Chugoku Electric Power Co., Inc.	518,038	3,421,465
Coca-Cola Bottlers Japan Holdings, Inc.	241,340	3,306,620
COMSYS Holdings Corp.	186,686	4,049,799
Concordia Financial Group Ltd.	1,862,198	8,740,685
Cosmo Energy Holdings Co. Ltd.	139,772	5,327,664
Cosmos Pharmaceutical Corp.	29,783	3,152,866
Credit Saison Co. Ltd.	275,884	4,647,675
CyberAgent, Inc.	712,504	4,311,605
Dai Nippon Printing Co. Ltd.	428,815	12,046,327
Daicel Corp.	427,554	4,109,678
Daido Steel Co. Ltd.	57,386	2,650,078
Daifuku Co. Ltd.	495,279	9,323,648
Dai-ichi Life Holdings, Inc.	1,641,864	34,217,763
Daiichi Sankyo Co. Ltd.	3,250,824	87,958,170
Daiichikosho Co. Ltd.	133,266	2,014,743
Daikin Industries Ltd.	459,283	68,829,539
Daio Paper Corp.	144,375	1,022,984
Daito Trust Construction Co. Ltd.	110,773	12,213,616
Daiwa House Industry Co. Ltd.	1,104,926	31,383,531
Daiwa House REIT Investment Corp.	3,783	6,750,468
Daiwa Office Investment Corp.	401	1,836,351
Daiwa Securities Group, Inc.	2,445,192	15,802,323
Daiwa Securities Living Investments Corp.	3,586	2,651,265
DeNA Co. Ltd.	148,807	1,513,889
Denka Co. Ltd.	146,227	2,616,230
Denso Corp.	3,014,012	47,177,081
Dentsu Group, Inc.	372,883	10,051,333
Descente Ltd.	65,899	1,896,711
DIC Corp.	142,465	2,345,105
Disco Corp.	143,199	31,083,681

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
DMG Mori Co. Ltd.	175,584	3,155,132
Dowa Holdings Co. Ltd.	79,466	2,825,267
East Japan Railway Co.	630,624	34,104,501
Ebara Corp.	155,827	8,823,539
Eisai Co. Ltd.	464,860	24,124,233
Electric Power Development Co. Ltd.	284,394	4,419,760
ENEOS Holdings, Inc.	4,829,128	19,089,812
EXEO Group, Inc.	162,276	3,422,576
Ezaki Glico Co. Ltd.	85,785	2,366,943
Fancl Corp.	114,984	1,771,019
FANUC Corp.	1,660,208	46,200,803
Fast Retailing Co. Ltd.	267,429	67,818,265
Food & Life Cos. Ltd.	175,786	3,404,304
FP Corp.	76,552	1,445,237
Frontier Real Estate Investment Corp.	820	2,515,440
Fuji Electric Co. Ltd.	214,055	8,978,625
Fuji Kyuko Co. Ltd.	37,307	1,092,700
Fuji Media Holdings, Inc.	81,025	835,270
Fuji Oil Holdings, Inc.	79,601	1,250,269
FUJIFILM Holdings Corp.	608,638	35,653,296
Fujikura Ltd.	452,456	3,484,433
Fujitsu General Ltd.	96,980	1,777,764
Fujitsu Ltd.	310,212	44,317,499
Fukuoka Financial Group, Inc.	276,275	6,415,613
Furukawa Electric Co. Ltd.	106,253	1,709,492
Fuyo General Lease Co. Ltd.	32,238	2,616,809
GLP J-Reit	7,911	7,475,677
GMO internet group, Inc.	95,790	1,539,858
GMO Payment Gateway, Inc.	69,435	4,089,495
Goldwin, Inc.	68,701	5,360,476
GS Yuasa Corp.	132,574	1,949,130
GungHo Online Entertainment, Inc.	55,254	856,645
Hachijuni Bank Ltd.	773,216	4,189,964
Hakuhodo DY Holdings, Inc.	400,010	3,018,305
Hamamatsu Photonics KK	217,936	8,632,822
Hankyu Hanshin Holdings, Inc.	370,606	11,208,303
Harmonic Drive Systems, Inc.	81,196	2,457,822
Haseko Corp.	444,836	5,471,872
Heiwa Corp.	92,719	1,319,585
Hikari Tsushin, Inc.	37,263	5,794,814
Hino Motors Ltd. *	459,515	1,483,901
Hirogin Holdings, Inc.	497,093	3,117,024
Hirose Electric Co. Ltd.	53,813	6,024,319
Hisamitsu Pharmaceutical Co., Inc.	116,660	3,644,170
Hitachi Construction Machinery Co. Ltd.	180,747	4,688,773
Hitachi Ltd.	1,550,508	107,870,090
Honda Motor Co. Ltd.	8,465,919	86,414,393
Horiba Ltd.	66,886	4,504,914
Hoshizaki Corp.	192,950	6,146,052
House Foods Group, Inc.	121,669	2,657,484
Hoya Corp.	592,991	66,846,112
Hulic Co. Ltd.	705,269	7,003,314
Ibiden Co. Ltd.	185,094	8,853,111
Idemitsu Kosan Co. Ltd.	388,339	10,654,466
IHI Corp.	218,582	4,222,750
Iida Group Holdings Co. Ltd.	239,481	3,580,025
Industrial & Infrastructure Fund Investment Corp.	3,358	3,134,603
Information Services International-Dentsu Ltd.	38,007	1,264,886
INFRONEER Holdings, Inc.	371,846	3,927,605
Inpex Corp.	1,605,450	22,696,861
Internet Initiative Japan, Inc.	184,680	3,319,206
Invincible Investment Corp.	11,251	4,566,307
Isetan Mitsukoshi Holdings Ltd.	598,133	6,760,782
Isuzu Motors Ltd.	881,443	11,659,362
Ito En Ltd.	96,212	2,925,376
SECURITY	NUMBER OF SHARES	VALUE ($)
ITOCHU Corp.	2,292,666	88,986,488
Itoham Yonekyu Holdings, Inc.	38,771	1,035,921
Iwatani Corp.	86,565	4,160,929
Iyogin Holdings, Inc.	442,888	2,863,411
Izumi Co. Ltd.	68,978	1,648,921
J Front Retailing Co. Ltd.	426,182	3,904,782
Japan Airlines Co. Ltd.	249,748	4,748,819
Japan Airport Terminal Co. Ltd.	90,303	3,970,437
Japan Aviation Electronics Industry Ltd.	72,913	1,453,476
Japan Exchange Group, Inc.	898,608	18,350,848
Japan Hotel REIT Investment Corp.	9,424	4,424,024
Japan Logistics Fund, Inc.	1,462	2,853,093
Japan Metropolitan Fund Invest	11,537	7,686,911
Japan Post Bank Co. Ltd.	2,486,233	24,545,318
Japan Post Holdings Co. Ltd.	3,568,053	31,484,595
Japan Post Insurance Co. Ltd.	326,286	6,102,620
Japan Prime Realty Investment Corp.	1,476	3,704,103
Japan Real Estate Investment Corp.	2,160	8,401,258
Japan Steel Works Ltd.	105,693	1,825,597
Japan Tobacco, Inc.	2,057,727	52,906,418
JCR Pharmaceuticals Co. Ltd.	94,432	845,726
Jeol Ltd.	70,028	2,776,772
JFE Holdings, Inc.	969,358	14,294,318
JGC Holdings Corp.	361,192	4,059,394
JMDC, Inc.	52,394	1,528,919
JSR Corp.	299,715	8,249,334
JTEKT Corp.	390,450	3,580,038
Justsystems Corp.	59,570	1,341,821
Kadokawa Corp.	157,483	2,837,858
Kagome Co. Ltd.	133,360	2,865,930
Kajima Corp.	732,540	11,577,635
Kakaku.com, Inc.	217,893	2,472,456
Kamigumi Co. Ltd.	155,394	3,404,614
Kandenko Co. Ltd.	172,160	1,546,511
Kaneka Corp.	100,339	2,520,098
Kansai Electric Power Co., Inc.	1,245,066	16,599,757
Kansai Paint Co. Ltd.	318,893	4,857,761
Kao Corp.	795,016	30,631,523
Katitas Co. Ltd.	82,416	1,198,596
Kawasaki Heavy Industries Ltd.	250,747	5,704,077
Kawasaki Kisen Kaisha Ltd.	374,298	13,137,838
KDDI Corp.	2,753,119	86,130,993
KDX Realty Investment Corp.	6,591	7,556,901
Keihan Holdings Co. Ltd.	168,165	4,199,717
Keikyu Corp.	428,978	3,661,990
Keio Corp.	196,791	5,674,705
Keisei Electric Railway Co. Ltd.	236,300	9,526,486
Kewpie Corp.	178,487	3,114,935
Keyence Corp.	336,128	144,036,993
Kikkoman Corp.	311,773	19,117,410
Kinden Corp.	204,044	3,063,386
Kintetsu Group Holdings Co. Ltd.	307,180	8,614,795
Kirin Holdings Co. Ltd.	1,270,126	17,930,483
Kobayashi Pharmaceutical Co. Ltd.	102,210	4,715,204
Kobe Bussan Co. Ltd.	241,118	6,367,401
Kobe Steel Ltd.	566,233	6,631,937
Koei Tecmo Holdings Co. Ltd.	252,639	3,094,010
Koito Manufacturing Co. Ltd.	389,282	5,889,195
Kokuyo Co. Ltd.	134,681	2,097,629
Komatsu Ltd.	1,598,293	40,780,338
Konami Group Corp.	162,470	8,039,152
Konica Minolta, Inc. *	774,331	2,450,769
Kose Corp.	48,635	3,442,793
Kotobuki Spirits Co. Ltd.	158,770	2,521,676
K's Holdings Corp.	253,222	2,157,359
Kubota Corp.	1,838,058	26,345,892
Kuraray Co. Ltd.	577,470	5,876,847
Kurita Water Industries Ltd.	187,691	6,650,154

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kusuri No. Aoki Holdings Co. Ltd.	81,741	1,892,094
Kyocera Corp.	515,115	28,537,165
Kyoto Financial Group, Inc.	121,497	7,272,479
Kyowa Kirin Co. Ltd.	424,898	7,004,271
Kyudenko Corp.	67,409	2,126,209
Kyushu Electric Power Co., Inc. *	800,480	5,363,787
Kyushu Financial Group, Inc.	641,906	3,616,054
Kyushu Railway Co.	273,592	5,720,383
LaSalle Logiport REIT	3,817	4,069,126
Lasertec Corp.	134,348	30,025,758
Lawson, Inc.	83,811	4,150,440
Lion Corp.	424,483	3,715,500
Lixil Corp.	442,904	5,409,160
LY Corp.	4,469,441	13,018,171
M3, Inc.	726,175	12,012,453
Mabuchi Motor Co. Ltd.	85,887	2,700,327
Macnica Holdings, Inc.	75,840	3,751,601
Makita Corp.	418,486	11,107,918
Mani, Inc.	104,859	1,555,489
Marubeni Corp.	2,661,039	41,526,140
Marui Group Co. Ltd.	313,358	5,011,905
Maruichi Steel Tube Ltd.	103,577	2,677,091
Matsui Securities Co. Ltd.	157,126	788,633
MatsukiyoCocokara & Co.	621,699	10,738,380
Mazda Motor Corp.	977,247	10,434,501
McDonald's Holdings Co. Japan Ltd.	159,000	6,786,553
Mebuki Financial Group, Inc.	1,702,572	5,124,933
Medipal Holdings Corp.	250,210	3,960,438
MEIJI Holdings Co. Ltd.	442,920	10,255,455
Menicon Co. Ltd.	87,697	1,277,771
Mercari, Inc. *	195,652	3,744,697
MINEBEA MITSUMI, Inc.	704,828	13,411,446
MISUMI Group, Inc.	473,206	7,682,175
Mitsubishi Chemical Group Corp.	2,178,688	14,273,070
Mitsubishi Corp.	1,973,204	91,909,783
Mitsubishi Electric Corp.	3,384,252	45,990,207
Mitsubishi Estate Co. Ltd.	1,892,614	25,559,603
Mitsubishi Gas Chemical Co., Inc.	305,313	4,827,471
Mitsubishi HC Capital, Inc.	1,093,080	7,130,695
Mitsubishi Heavy Industries Ltd.	502,318	28,093,247
Mitsubishi Logistics Corp.	104,876	3,143,407
Mitsubishi Materials Corp.	210,305	3,462,525
Mitsubishi Motors Corp.	1,075,569	3,502,411
Mitsubishi UFJ Financial Group, Inc.	20,075,284	170,422,981
Mitsui & Co. Ltd.	2,561,716	93,433,711
Mitsui Chemicals, Inc.	291,918	8,546,157
Mitsui Fudosan Co. Ltd.	1,531,480	35,967,792
Mitsui Fudosan Logistics Park, Inc.	878	2,773,538
Mitsui High-Tec, Inc.	39,119	1,957,868
Mitsui Mining & Smelting Co. Ltd.	94,469	2,901,135
Mitsui OSK Lines Ltd.	572,696	15,731,853
Miura Co. Ltd.	168,293	3,262,609
Mizuho Financial Group, Inc.	4,392,960	74,644,810
Money Forward, Inc. *	76,172	2,340,266
MonotaRO Co. Ltd.	399,867	4,038,296
Mori Hills REIT Investment Corp.	2,647	2,517,457
Morinaga & Co. Ltd.	63,346	2,261,148
Morinaga Milk Industry Co. Ltd.	125,356	2,340,329
MS&AD Insurance Group Holdings, Inc.	772,605	28,916,180
Murata Manufacturing Co. Ltd.	2,918,307	56,921,150
Nabtesco Corp.	192,486	3,603,375
Nagase & Co. Ltd.	179,667	2,823,799
Nagoya Railroad Co. Ltd.	334,275	4,894,228
Nankai Electric Railway Co. Ltd.	183,749	3,483,320
NEC Corp.	439,611	24,502,957
NEC Networks & System Integration Corp.	111,200	1,623,978
NET One Systems Co. Ltd.	140,354	1,951,959
SECURITY	NUMBER OF SHARES	VALUE ($)
Nexon Co. Ltd.	674,146	14,583,278
NGK Insulators Ltd.	434,099	5,297,221
NH Foods Ltd.	166,817	4,958,189
NHK Spring Co. Ltd.	272,241	2,071,709
Nichirei Corp.	176,552	3,850,263
NIDEC Corp.	900,509	34,135,708
Nifco, Inc.	141,885	3,466,626
Nihon Kohden Corp.	128,161	3,218,004
Nihon M&A Center Holdings, Inc.	443,170	2,054,047
Nikon Corp.	520,520	5,015,597
Nintendo Co. Ltd.	1,803,558	84,325,044
Nippon Accommodations Fund, Inc.	744	3,059,844
Nippon Building Fund, Inc.	2,527	10,614,990
Nippon Electric Glass Co. Ltd.	134,046	2,828,989
NIPPON EXPRESS HOLDINGS, Inc.	115,828	6,323,589
Nippon Kayaku Co. Ltd.	287,273	2,623,320
Nippon Paint Holdings Co. Ltd.	1,737,869	12,983,910
Nippon Prologis REIT, Inc. (a)	4,243	8,047,737
Nippon Sanso Holdings Corp.	244,890	6,432,224
Nippon Shinyaku Co. Ltd.	87,273	3,147,106
Nippon Shokubai Co. Ltd.	55,982	2,026,311
Nippon Steel Corp.	1,402,273	32,791,002
Nippon Telegraph & Telephone Corp.	48,801,710	57,141,922
Nippon Yusen KK	829,262	22,291,658
Nipro Corp.	205,302	1,552,593
Nishi-Nippon Railroad Co. Ltd.	125,151	2,004,228
Nissan Chemical Corp.	223,862	8,166,454
Nissan Motor Co. Ltd.	3,308,400	13,044,721
Nisshin Seifun Group, Inc.	443,178	6,140,969
Nissin Foods Holdings Co. Ltd.	115,407	11,448,193
Niterra Co. Ltd.	330,669	7,678,741
Nitori Holdings Co. Ltd.	128,683	14,849,880
Nitto Denko Corp.	242,666	17,260,006
Noevir Holdings Co. Ltd.	27,717	978,677
NOF Corp.	113,498	5,255,141
NOK Corp.	195,185	2,488,746
Nomura Holdings, Inc.	5,190,420	21,322,028
Nomura Real Estate Holdings, Inc.	182,511	4,449,350
Nomura Real Estate Master Fund, Inc.	7,424	8,527,042
Nomura Research Institute Ltd.	733,505	20,600,756
NS Solutions Corp.	57,278	1,799,684
NSK Ltd.	727,020	3,811,771
NTT Data Group Corp.	1,078,741	13,112,575
Obayashi Corp.	1,151,751	9,719,007
OBIC Business Consultants Co. Ltd.	47,740	2,182,668
Obic Co. Ltd.	114,065	17,510,773
Odakyu Electric Railway Co. Ltd.	569,090	8,005,024
Oji Holdings Corp.	1,500,085	5,572,744
OKUMA Corp.	48,625	2,037,293
Olympus Corp.	2,119,303	31,050,903
Omron Corp.	310,793	13,032,136
Ono Pharmaceutical Co. Ltd.	717,522	13,206,462
Open House Group Co. Ltd.	121,188	3,383,935
Oracle Corp.	56,096	4,339,011
Orient Corp.	103,829	759,921
Oriental Land Co. Ltd.	1,627,623	55,323,878
ORIX Corp.	2,013,958	36,761,698
Orix JREIT, Inc.	4,271	5,038,471
Osaka Gas Co. Ltd.	709,541	13,822,695
OSG Corp.	133,825	1,666,532
Otsuka Corp.	175,096	7,147,863
Otsuka Holdings Co. Ltd.	825,234	31,756,730
PALTAC Corp.	52,497	1,688,526
Pan Pacific International Holdings Corp.	685,767	14,862,499
Panasonic Holdings Corp.	3,721,589	38,516,124
Park24 Co. Ltd. *	219,969	2,682,004
Penta-Ocean Construction Co. Ltd.	490,094	2,686,591

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PeptiDream, Inc. *	151,728	1,299,851
Persol Holdings Co. Ltd.	3,015,780	5,197,827
Pigeon Corp.	188,249	2,112,525
Pola Orbis Holdings, Inc.	129,589	1,366,148
Rakus Co. Ltd.	161,568	2,912,563
Rakuten Group, Inc.	1,879,837	7,447,631
Recruit Holdings Co. Ltd.	2,309,423	85,997,048
Relo Group, Inc.	177,276	1,862,276
Renesas Electronics Corp. *	2,288,154	40,296,337
Rengo Co. Ltd.	365,377	2,312,106
Resona Holdings, Inc.	3,648,310	18,965,240
Resonac Holdings Corp.	303,876	5,673,202
Resorttrust, Inc.	109,855	1,672,328
Ricoh Co. Ltd.	975,516	7,964,608
Rinnai Corp.	179,777	3,654,276
Rohm Co. Ltd.	563,104	10,762,339
Rohto Pharmaceutical Co. Ltd.	354,610	7,411,945
Ryohin Keikaku Co. Ltd.	404,522	6,393,382
Sanken Electric Co. Ltd.	32,540	1,662,933
Sankyo Co. Ltd.	71,912	3,107,342
Sankyu, Inc.	83,222	2,836,647
Sanrio Co. Ltd.	95,577	3,923,677
Santen Pharmaceutical Co. Ltd.	572,040	5,413,359
Sanwa Holdings Corp.	329,376	4,725,583
Sapporo Holdings Ltd.	107,987	4,211,811
Sawai Group Holdings Co. Ltd.	66,400	2,208,917
SBI Holdings, Inc.	413,581	8,971,856
SCREEN Holdings Co. Ltd.	135,474	9,869,483
SCSK Corp.	217,821	4,013,558
Secom Co. Ltd.	325,854	22,691,967
Sega Sammy Holdings, Inc.	271,734	3,947,298
Seibu Holdings, Inc.	353,241	4,263,933
Seiko Epson Corp.	450,246	6,694,225
Seino Holdings Co. Ltd.	234,388	3,302,535
Sekisui Chemical Co. Ltd.	562,897	7,997,870
Sekisui House Ltd.	940,060	19,260,945
Sekisui House REIT, Inc.	6,808	3,900,549
Seven & i Holdings Co. Ltd.	1,336,210	49,666,682
Seven Bank Ltd.	1,158,915	2,354,126
SG Holdings Co. Ltd.	718,352	10,386,427
Sharp Corp. *	354,835	2,221,634
SHIFT, Inc. *	18,508	4,311,669
Shikoku Electric Power Co., Inc.	269,170	1,862,623
Shimadzu Corp.	460,884	11,955,830
Shimamura Co. Ltd.	37,746	4,226,909
Shimano, Inc.	134,798	20,748,324
Shimizu Corp.	925,185	6,080,493
Shin-Etsu Chemical Co. Ltd.	3,330,373	117,414,036
Shinko Electric Industries Co. Ltd.	113,087	4,221,782
Shionogi & Co. Ltd.	454,369	21,446,795
Ship Healthcare Holdings, Inc.	134,596	1,900,559
Shiseido Co. Ltd.	682,417	18,307,341
Shizuoka Financial Group, Inc.	829,216	6,708,441
SHO-BOND Holdings Co. Ltd.	76,545	3,119,583
Skylark Holdings Co. Ltd. *	374,164	5,518,751
SMC Corp.	96,446	48,570,397
SMS Co. Ltd.	88,426	1,680,773
Socionext, Inc.	59,737	5,354,045
SoftBank Corp.	4,722,976	57,457,790
SoftBank Group Corp.	1,677,424	68,306,507
Sohgo Security Services Co. Ltd.	570,470	3,306,245
Sojitz Corp.	389,765	8,681,950
Sompo Holdings, Inc.	530,413	24,243,248
Sony Group Corp.	2,132,910	184,962,331
Sotetsu Holdings, Inc.	130,590	2,369,586
Square Enix Holdings Co. Ltd.	132,605	4,603,300
Stanley Electric Co. Ltd.	256,640	4,749,667
Subaru Corp.	1,065,453	18,889,656
Sugi Holdings Co. Ltd.	57,963	2,514,795
SECURITY	NUMBER OF SHARES	VALUE ($)
SUMCO Corp.	577,080	8,652,199
Sumitomo Bakelite Co. Ltd.	55,794	2,664,873
Sumitomo Chemical Co. Ltd.	2,593,409	6,622,328
Sumitomo Corp.	1,883,116	39,487,669
Sumitomo Electric Industries Ltd.	1,298,555	16,109,513
Sumitomo Forestry Co. Ltd.	239,527	6,114,756
Sumitomo Heavy Industries Ltd.	193,778	4,625,715
Sumitomo Metal Mining Co. Ltd.	405,164	11,762,870
Sumitomo Mitsui Financial Group, Inc.	2,198,990	107,960,019
Sumitomo Mitsui Trust Holdings, Inc.	609,321	22,912,135
Sumitomo Pharma Co. Ltd.	277,886	879,701
Sumitomo Realty & Development Co. Ltd.	676,215	19,092,376
Sumitomo Rubber Industries Ltd.	302,999	3,503,749
Sundrug Co. Ltd.	112,740	3,412,666
Suntory Beverage & Food Ltd.	214,758	6,752,090
Suzuken Co. Ltd.	117,176	3,997,149
Suzuki Motor Corp.	791,767	32,246,958
Sysmex Corp.	325,325	18,003,070
T&D Holdings, Inc.	852,255	12,604,969
Taiheiyo Cement Corp.	193,710	3,639,392
Taisei Corp.	298,363	10,153,646
Taisho Pharmaceutical Holdings Co. Ltd.	76,010	4,467,487
Taiyo Yuden Co. Ltd.	209,690	5,438,167
Takara Bio, Inc.	84,310	696,904
Takara Holdings, Inc.	298,815	2,455,848
Takashimaya Co. Ltd.	230,005	3,099,976
Takeda Pharmaceutical Co. Ltd.	2,634,005	74,208,617
TBS Holdings, Inc.	58,027	1,078,034
TDK Corp.	632,995	29,415,738
TechnoPro Holdings, Inc.	185,632	4,311,971
Teijin Ltd.	313,809	2,856,090
Terumo Corp.	1,111,821	35,482,609
THK Co. Ltd.	203,245	4,060,501
TIS, Inc.	392,405	8,300,135
Tobu Railway Co. Ltd.	346,853	8,575,423
Toda Corp.	407,907	2,329,596
Toei Animation Co. Ltd. (a)	9,412	978,540
Toho Co. Ltd.	187,658	6,513,161
Toho Gas Co. Ltd.	152,404	2,716,953
Tohoku Electric Power Co., Inc.	809,590	5,185,516
Tokai Carbon Co. Ltd.	333,567	2,468,443
Tokio Marine Holdings, Inc.	3,210,618	79,225,721
Tokyo Century Corp.	105,750	4,214,692
Tokyo Electric Power Co. Holdings, Inc. *	2,668,846	11,389,556
Tokyo Electron Ltd.	767,917	124,795,927
Tokyo Gas Co. Ltd.	702,443	16,283,506
Tokyo Ohka Kogyo Co. Ltd.	62,520	3,875,069
Tokyo Seimitsu Co. Ltd.	73,880	4,286,324
Tokyo Tatemono Co. Ltd.	338,254	4,808,339
Tokyu Corp.	1,027,023	12,056,674
Tokyu Fudosan Holdings Corp.	1,030,150	6,368,973
TOPPAN Holdings, Inc.	457,859	10,728,336
Toray Industries, Inc.	2,590,903	13,443,919
Toshiba Corp. *	138,298	4,303,249
Toshiba TEC Corp.	40,256	792,131
Tosoh Corp.	473,174	6,295,757
TOTO Ltd.	246,968	6,343,136
Toyo Seikan Group Holdings Ltd.	246,069	3,819,159
Toyo Suisan Kaisha Ltd.	165,500	8,810,397
Toyo Tire Corp.	172,890	2,870,487
Toyoda Gosei Co. Ltd.	127,416	2,549,440
Toyota Boshoku Corp.	105,945	1,827,441
Toyota Industries Corp.	281,620	24,221,587
Toyota Motor Corp.	20,623,042	389,833,875
Toyota Tsusho Corp.	381,625	21,141,873

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Trend Micro, Inc.	194,400	9,880,756
TS Tech Co. Ltd.	158,734	1,960,620
Tsumura & Co.	114,994	2,174,101
Tsuruha Holdings, Inc.	62,709	5,276,829
UBE Corp.	170,174	2,674,599
Ulvac, Inc.	83,120	3,659,113
Unicharm Corp.	663,986	21,392,534
United Urban Investment Corp.	4,993	4,897,250
Ushio, Inc.	177,681	2,289,595
USS Co. Ltd.	349,208	6,833,691
Welcia Holdings Co. Ltd.	169,716	2,966,457
West Japan Railway Co.	395,304	15,634,609
Workman Co. Ltd. (a)	74,796	2,337,454
Yakult Honsha Co. Ltd.	445,336	9,949,909
Yamada Holdings Co. Ltd.	989,590	2,868,328
Yamaguchi Financial Group, Inc.	419,195	3,681,975
Yamaha Corp.	259,887	6,084,276
Yamaha Motor Co. Ltd.	521,500	13,323,675
Yamato Holdings Co. Ltd.	553,430	9,839,962
Yamato Kogyo Co. Ltd.	56,683	2,861,085
Yamazaki Baking Co. Ltd.	204,855	4,482,740
Yaoko Co. Ltd.	37,895	2,067,839
Yaskawa Electric Corp.	441,914	16,957,947
Yokogawa Electric Corp.	413,630	7,836,964
Yokohama Rubber Co. Ltd.	226,581	5,040,923
Zenkoku Hosho Co. Ltd.	84,278	2,848,697
Zensho Holdings Co. Ltd.	164,396	9,134,161
Zeon Corp.	241,652	2,245,949
ZOZO, Inc.	186,243	3,936,885
		7,027,451,100

Netherlands 3.7%
Aalberts NV	165,607	6,553,766
ABN AMRO Bank NV, GDR	658,226	8,844,517
Adyen NV *	51,250	59,889,133
Aegon Ltd.	2,917,546	15,999,444
Akzo Nobel NV	292,157	22,460,717
Allfunds Group PLC	580,376	3,666,508
ArcelorMittal SA	849,524	21,402,489
ASM International NV	80,052	41,113,180
ASML Holding NV	680,323	462,453,305
ASR Nederland NV	249,525	11,508,295
BE Semiconductor Industries NV	130,157	18,241,743
CTP NV	182,532	2,931,646
DSM-Firmenich AG	298,824	28,323,700
EXOR NV	176,389	17,186,508
Heineken Holding NV	225,561	17,547,620
Heineken NV	480,359	43,973,657
IMCD NV	97,493	15,057,331
ING Groep NV, Series N	6,232,971	87,580,660
InPost SA *	349,736	4,132,696
JDE Peet's NV	206,006	5,533,917
Koninklijke Ahold Delhaize NV	1,686,897	48,885,642
Koninklijke KPN NV	5,474,097	18,796,367
Koninklijke Philips NV	1,613,353	33,041,394
Koninklijke Vopak NV	111,927	3,846,893
NN Group NV	500,520	19,054,041
OCI NV	165,392	3,562,266
Prosus NV *	2,659,412	88,211,234
Randstad NV	188,384	11,202,249
Signify NV	215,296	6,262,688
Universal Music Group NV	1,311,210	34,679,239
Wolters Kluwer NV	426,925	58,832,815
		1,220,775,660

SECURITY	NUMBER OF SHARES	VALUE ($)
New Zealand 0.3%
a2 Milk Co. Ltd. *	1,240,197	3,178,932
Air New Zealand Ltd.	2,540,174	1,051,189
Auckland International Airport Ltd.	2,170,697	10,618,589
Contact Energy Ltd.	1,374,757	6,614,634
EBOS Group Ltd.	272,955	6,237,854
Fisher & Paykel Healthcare Corp. Ltd.	987,410	14,368,625
Fletcher Building Ltd.	1,304,039	3,729,185
Infratil Ltd.	1,414,877	8,520,513
Kiwi Property Group Ltd.	2,652,462	1,367,975
Mainfreight Ltd.	138,895	5,790,723
Mercury NZ Ltd.	1,168,251	4,495,382
Meridian Energy Ltd.	2,151,725	6,930,802
Ryman Healthcare Ltd.	1,032,105	3,442,390
SKYCITY Entertainment Group Ltd.	1,367,351	1,562,407
Spark New Zealand Ltd.	3,183,714	10,195,892
		88,105,092

Norway 0.6%
Adevinta ASA *	470,723	4,882,439
Aker ASA, A Shares	41,185	2,584,857
Aker BP ASA	524,734	15,096,301
AutoStore Holdings Ltd. *	1,225,773	2,040,719
DNB Bank ASA	1,759,466	33,642,515
Equinor ASA	1,618,640	52,273,777
Gjensidige Forsikring ASA	295,822	4,997,698
Kongsberg Gruppen ASA	126,747	5,460,840
Mowi ASA	757,579	13,515,646
Norsk Hydro ASA	2,283,109	13,297,731
Orkla ASA	1,305,691	9,647,199
Salmar ASA	108,544	5,969,578
Schibsted ASA, A Shares	132,781	3,278,011
Schibsted ASA, B Shares	164,565	3,816,867
Telenor ASA	1,075,757	11,607,093
TOMRA Systems ASA	404,537	3,989,524
Var Energi ASA	913,734	2,935,634
Yara International ASA	295,697	10,048,782
		199,085,211

Poland 0.3%
Allegro.eu SA *	872,154	6,325,452
Bank Polska Kasa Opieki SA	269,012	9,475,506
Dino Polska SA *	82,723	9,242,006
KGHM Polska Miedz SA	234,211	6,767,628
LPP SA	1,877	6,999,501
ORLEN SA	1,034,783	15,310,717
Pepco Group NV *	257,317	1,463,842
Powszechna Kasa Oszczednosci Bank Polski SA *	1,461,473	17,408,386
Powszechny Zaklad Ubezpieczen SA	965,552	11,034,189
Santander Bank Polska SA *	60,855	7,576,659
		91,603,886

Portugal 0.2%
EDP - Energias de Portugal SA	5,160,584	24,701,946
EDP Renovaveis SA	496,664	9,076,997
Galp Energia SGPS SA	861,067	12,829,016
Jeronimo Martins SGPS SA	473,753	11,733,903
		58,341,862

Republic of Korea 4.4%
Alteogen, Inc. *	57,318	3,554,191
Amorepacific Corp.	51,426	5,153,960
AMOREPACIFIC Group	43,232	928,207

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BGF retail Co. Ltd.	13,751	1,446,352
BNK Financial Group, Inc.	474,135	2,635,002
Celltrion Healthcare Co. Ltd.	177,343	10,240,711
Celltrion Pharm, Inc. *	33,935	2,106,882
Celltrion, Inc.	190,826	24,094,528
Cheil Worldwide, Inc.	114,902	1,742,923
CJ CheilJedang Corp.	13,579	3,252,266
CJ Corp.	21,473	1,531,230
CJ ENM Co. Ltd. *	17,334	1,029,171
CJ Logistics Corp.	13,503	1,183,730
CosmoAM&T Co. Ltd. *	42,230	5,391,064
Coway Co. Ltd.	94,106	3,647,095
Daewoo Engineering & Construction Co. Ltd. *	337,391	1,213,420
DB Insurance Co. Ltd.	75,231	4,880,700
DGB Financial Group, Inc.	263,872	1,738,489
DL E&C Co. Ltd.	50,919	1,511,605
DL Holdings Co. Ltd.	20,020	744,844
Dongsuh Cos., Inc.	53,133	754,895
Doosan Bobcat, Inc.	82,392	2,912,123
Doosan Enerbility Co. Ltd. *	711,432	8,712,650
Ecopro BM Co. Ltd.	80,293	17,052,499
Ecopro Co. Ltd.	33,069	19,172,664
E-MART, Inc.	32,781	1,925,977
F&F Co. Ltd.	26,296	1,750,825
Fila Holdings Corp.	85,317	2,529,454
Green Cross Corp.	9,103	808,591
GS Engineering & Construction Corp.	105,624	1,327,105
GS Holdings Corp.	92,256	2,953,279
GS Retail Co. Ltd.	64,685	1,195,781
Hana Financial Group, Inc.	501,876	16,202,097
Hanjin Kal Corp.	53,147	2,220,380
Hankook Tire & Technology Co. Ltd.	122,432	4,303,601
Hanmi Pharm Co. Ltd.	12,762	3,041,751
Hanmi Science Co. Ltd.	41,400	1,148,797
Hanon Systems	273,850	1,538,901
Hanwha Aerospace Co. Ltd.	64,687	6,312,517
Hanwha Corp.	85,307	1,692,717
Hanwha Life Insurance Co. Ltd. *	577,159	1,236,945
Hanwha Ocean Co. Ltd. *	132,016	2,793,502
Hanwha Solutions Corp. *	174,577	4,519,530
HD Hyundai Co. Ltd.	70,444	3,292,465
HD Hyundai Heavy Industries Co. Ltd. *	31,779	3,083,929
HD Hyundai Infracore Co. Ltd.	233,066	1,410,879
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	72,566	6,282,698
Hite Jinro Co. Ltd.	52,700	902,740
HL Mando Co. Ltd.	55,303	1,528,157
HLB, Inc. *	180,796	4,470,327
HMM Co. Ltd.	490,225	5,885,816
Hotel Shilla Co. Ltd.	52,071	2,647,644
HYBE Co. Ltd. *	34,614	5,781,744
Hyundai Department Store Co. Ltd.	24,980	983,594
Hyundai Engineering & Construction Co. Ltd.	123,239	3,424,500
Hyundai Glovis Co. Ltd.	35,251	4,746,036
Hyundai Marine & Fire Insurance Co. Ltd.	121,462	2,937,344
Hyundai Mipo Dockyard Co. Ltd. *	35,218	2,213,835
Hyundai Mobis Co. Ltd.	107,732	19,122,294
Hyundai Motor Co.	236,641	33,804,547
Hyundai Steel Co.	163,499	4,460,849
Hyundai Wia Corp.	26,895	1,242,446
Industrial Bank of Korea	466,579	4,278,285
Kakao Corp.	529,056	20,708,699
Kakao Games Corp. *	67,761	1,383,949
KakaoBank Corp.	359,135	7,293,212
SECURITY	NUMBER OF SHARES	VALUE ($)
Kakaopay Corp. *	35,590	1,271,712
Kangwon Land, Inc.	177,378	2,131,038
KB Financial Group, Inc.	649,651	26,385,856
KCC Corp.	6,882	1,112,194
KEPCO Plant Service & Engineering Co. Ltd.	36,107	973,936
Kia Corp.	421,204	28,044,354
Korea Aerospace Industries Ltd.	118,161	4,245,059
Korea Electric Power Corp. *	427,611	6,247,698
Korea Gas Corp. *	43,029	828,796
Korea Investment Holdings Co. Ltd.	62,266	2,890,930
Korea Zinc Co. Ltd.	17,134	6,527,428
Korean Air Lines Co. Ltd.	349,028	6,073,463
Krafton, Inc. *	48,290	7,972,538
KT&G Corp.	173,225	11,842,379
Kumho Petrochemical Co. Ltd.	28,061	2,784,024
L&F Co. Ltd.	41,540	5,676,473
LG Chem Ltd.	80,856	31,398,563
LG Corp.	150,708	9,824,085
LG Display Co. Ltd. *	375,018	3,639,286
LG Electronics, Inc.	183,575	14,613,148
LG Energy Solution Ltd. *	68,708	24,204,772
LG H&H Co. Ltd.	15,809	4,086,580
LG Innotek Co. Ltd.	23,557	4,345,670
LG Uplus Corp.	354,153	2,882,306
Lotte Chemical Corp.	30,801	3,681,366
Lotte Chilsung Beverage Co. Ltd.	5,465	626,072
Lotte Corp.	43,415	942,232
Lotte Energy Materials Corp.	36,531	1,274,189
LOTTE Fine Chemical Co. Ltd.	22,613	1,013,085
Lotte Shopping Co. Ltd.	18,966	1,124,597
LS Corp.	28,790	1,890,100
Meritz Financial Group, Inc. *	184,146	7,921,639
Mirae Asset Securities Co. Ltd.	525,056	2,917,995
NAVER Corp.	249,710	40,258,637
NCSoft Corp.	26,713	5,424,800
Netmarble Corp. *	36,600	1,685,106
NH Investment & Securities Co. Ltd.	241,047	1,916,942
NongShim Co. Ltd.	5,421	1,703,845
OCI Co. Ltd. *	9,446	773,896
OCI Holdings Co. Ltd.	28,583	2,188,893
Orion Corp.	36,655	3,344,025
Ottogi Corp.	2,455	720,240
Pan Ocean Co. Ltd.	409,107	1,434,879
Paradise Co. Ltd. *	76,173	788,210
Pearl Abyss Corp. *	55,732	1,632,887
POSCO Future M Co. Ltd.	50,219	12,631,140
POSCO Holdings, Inc.	129,048	48,312,354
Posco International Corp.	91,578	4,060,196
S-1 Corp.	32,098	1,497,732
Samsung Biologics Co. Ltd. *	30,780	17,296,826
Samsung C&T Corp.	140,284	12,972,043
Samsung Card Co. Ltd.	54,450	1,392,745
Samsung Electro-Mechanics Co. Ltd.	99,430	11,228,889
Samsung Electronics Co. Ltd.	8,159,242	460,406,013
Samsung Engineering Co. Ltd. *	264,085	5,168,505
Samsung Fire & Marine Insurance Co. Ltd.	56,339	11,353,827
Samsung Heavy Industries Co. Ltd. *	1,090,068	6,742,427
Samsung Life Insurance Co. Ltd.	123,911	6,723,071
Samsung SDI Co. Ltd.	89,828	32,863,478
Samsung SDS Co. Ltd.	61,445	8,020,260
Samsung Securities Co. Ltd.	104,780	3,183,642
SD Biosensor, Inc.	56,268	495,450
Seegene, Inc.	43,945	728,925
Shinhan Financial Group Co. Ltd.	850,261	24,318,592
Shinsegae, Inc.	11,469	1,512,132
SK Biopharmaceuticals Co. Ltd. *	47,722	3,184,796
SK Bioscience Co. Ltd. *	39,927	2,104,434

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SK Chemicals Co. Ltd.	15,865	790,698
SK Hynix, Inc.	926,773	96,186,416
SK IE Technology Co. Ltd. *	42,934	2,362,759
SK Innovation Co. Ltd. *	103,977	11,532,852
SK Networks Co. Ltd.	203,627	894,908
SK Square Co. Ltd. *	164,042	6,484,627
SK, Inc.	58,347	7,398,806
SKC Co. Ltd.	30,951	2,327,053
S-Oil Corp.	79,573	4,206,394
Solus Advanced Materials Co. Ltd.	22,587	421,925
SSANGYONG C&E Co. Ltd.	196,212	917,070
Wemade Co. Ltd.	28,348	1,177,733
Woori Financial Group, Inc.	1,174,113	11,848,972
Yuhan Corp.	88,456	4,202,886
		1,446,235,439

Singapore 1.1%
CapitaLand Ascendas REIT	6,349,413	13,511,414
CapitaLand Ascott Trust	3,757,634	2,604,384
CapitaLand Integrated Commercial Trust	8,648,127	11,793,490
CapitaLand Investment Ltd.	4,353,070	9,882,963
City Developments Ltd.	818,743	3,840,350
ComfortDelGro Corp. Ltd.	3,618,937	3,497,998
DBS Group Holdings Ltd.	3,139,922	74,674,902
Frasers Logistics & Commercial Trust	5,039,304	4,191,239
Genting Singapore Ltd.	9,845,840	6,750,295
Hutchison Port Holdings Trust, Class U	8,841,274	1,352,715
Jardine Cycle & Carriage Ltd.	197,910	4,229,277
Keppel Corp. Ltd.	2,380,523	11,897,264
Keppel DC REIT	2,207,400	3,043,321
Keppel REIT	4,414,356	2,861,095
Mapletree Industrial Trust	3,347,061	5,718,042
Mapletree Logistics Trust	5,864,666	7,074,863
Mapletree Pan Asia Commercial Trust	3,848,905	3,950,996
Netlink NBN Trust	5,087,094	3,220,886
Olam Group Ltd.	1,983,688	1,516,081
Oversea-Chinese Banking Corp. Ltd.	6,019,512	56,559,779
SATS Ltd. *	1,466,360	2,911,625
Seatrium Ltd. *	75,167,868	5,913,852
Sembcorp Industries Ltd.	1,553,373	5,982,570
SIA Engineering Co. Ltd.	377,339	644,637
Singapore Airlines Ltd.	2,352,763	11,176,770
Singapore Exchange Ltd.	1,433,891	10,131,569
Singapore Post Ltd.	2,358,404	795,206
Singapore Technologies Engineering Ltd.	2,642,026	7,344,460
Singapore Telecommunications Ltd.	12,862,235	22,262,673
StarHub Ltd.	992,812	795,975
Suntec Real Estate Investment Trust	3,583,557	3,087,884
United Overseas Bank Ltd.	2,112,826	43,092,405
UOL Group Ltd.	866,240	3,829,474
Venture Corp. Ltd.	453,080	4,253,778
Wilmar International Ltd.	3,551,375	9,659,442
		364,053,674

Spain 2.3%
Acciona SA	39,156	5,532,645
ACS Actividades de Construccion y Servicios SA	379,264	15,166,322
Aena SME SA	120,690	20,799,630
Amadeus IT Group SA	772,965	52,981,280
Banco Bilbao Vizcaya Argentaria SA	10,344,260	96,004,037
Banco de Sabadell SA	8,923,728	13,047,155
SECURITY	NUMBER OF SHARES	VALUE ($)
Banco Santander SA	27,660,666	114,716,315
Bankinter SA	1,173,829	8,253,251
CaixaBank SA	6,499,582	29,295,796
Cellnex Telecom SA	980,017	37,468,162
Corp. ACCIONA Energias Renovables SA	98,277	2,920,947
Enagas SA	463,163	8,490,003
Endesa SA	542,656	11,359,288
Ferrovial SE	917,548	31,796,109
Grifols SA *	569,702	8,059,070
Iberdrola SA	10,237,639	126,726,955
Industria de Diseno Textil SA	1,802,259	74,390,629
Mapfre SA	1,722,422	3,800,016
Merlin Properties Socimi SA	571,581	5,775,019
Naturgy Energy Group SA	257,438	7,702,023
Redeia Corp. SA	748,655	12,563,272
Repsol SA	2,202,188	33,735,425
Telefonica SA	8,748,823	37,744,266
		758,327,615

Sweden 2.6%
Alfa Laval AB	531,355	19,846,867
Assa Abloy AB, B Shares	1,697,365	43,524,049
Atlas Copco AB, A Shares	4,344,734	67,126,873
Atlas Copco AB, B Shares	2,645,405	34,951,958
Axfood AB	184,654	4,609,808
Beijer Ref AB	639,468	7,084,960
Boliden AB	470,528	12,568,248
Castellum AB	735,289	8,992,140
Electrolux AB, B Shares *	371,119	3,656,702
Epiroc AB, A Shares	1,083,774	20,229,910
Epiroc AB, B Shares	632,131	9,959,569
EQT AB (a)	717,141	16,938,156
Essity AB, B Shares	1,073,249	26,885,380
Evolution AB	321,623	33,375,118
Fastighets AB Balder, B Shares *	1,077,444	6,360,496
Getinge AB, B Shares	382,838	8,147,161
H & M Hennes & Mauritz AB, B Shares	1,131,911	18,136,328
Hexagon AB, B Shares	3,631,588	36,354,522
Holmen AB, B Shares	142,327	5,974,859
Husqvarna AB, B Shares	702,980	5,374,899
Industrivarden AB, A Shares	192,226	5,785,757
Industrivarden AB, C Shares	277,951	8,376,580
Indutrade AB	481,297	10,563,975
Investment AB Latour, B Shares	244,478	5,480,361
Investor AB, A Shares	773,624	15,909,758
Investor AB, B Shares	2,811,148	58,428,934
Kinnevik AB, B Shares *	413,610	3,865,783
L E Lundbergforetagen AB, B Shares	125,190	6,095,319
Lifco AB, B Shares	391,163	8,499,770
Nibe Industrier AB, B Shares	2,498,208	14,771,561
Saab AB, B Shares	157,857	8,122,694
Sagax AB, B Shares	312,139	7,086,452
Sagax AB, D Shares	355,871	913,548
Sandvik AB	1,847,447	36,494,609
Securitas AB, B Shares	831,789	7,496,448
Skandinaviska Enskilda Banken AB, A Shares	2,821,930	34,200,805
Skandinaviska Enskilda Banken AB, C Shares	5,327	66,290
Skanska AB, B Shares	612,582	9,850,324
SKF AB, B Shares	661,576	12,443,792
SSAB AB, A Shares	319,814	2,424,505
SSAB AB, B Shares	1,220,992	9,039,595
Svenska Cellulosa AB SCA, B Shares	1,017,425	15,131,974

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Svenska Handelsbanken AB, A Shares	2,596,290	24,627,819
Svenska Handelsbanken AB, B Shares (a)	13,615	157,993
Sweco AB, B Shares	343,673	4,122,561
Swedbank AB, A Shares	1,764,357	32,386,576
Swedish Orphan Biovitrum AB *	307,524	7,325,040
Tele2 AB, B Shares	942,160	7,396,048
Telefonaktiebolaget LM Ericsson, A Shares	3,414	17,463
Telefonaktiebolaget LM Ericsson, B Shares	5,198,801	25,778,563
Telia Co. AB	4,240,586	10,076,544
Trelleborg AB, B Shares	383,145	11,905,124
Volvo AB, A Shares	370,460	8,760,502
Volvo AB, B Shares	2,576,610	59,811,943
Volvo Car AB, B Shares *	919,775	2,999,252
		866,512,265

Switzerland 8.0%
ABB Ltd.	2,585,193	103,193,662
Adecco Group AG	272,710	13,194,077
Alcon, Inc.	852,450	64,623,660
Avolta AG *	189,452	6,651,681
Bachem Holding AG	53,792	4,021,022
Baloise Holding AG	77,062	11,866,600
Banque Cantonale Vaudoise	48,520	5,953,751
Barry Callebaut AG	5,982	10,023,316
Belimo Holding AG	15,681	7,689,470
BKW AG	30,763	5,462,374
Chocoladefabriken Lindt & Spruengli AG	171	21,041,918
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	1,732	21,551,653
Cie Financiere Richemont SA, Class A	885,207	111,166,240
Clariant AG *	387,546	5,825,112
DKSH Holding AG	60,969	4,049,175
Emmi AG	3,544	3,737,391
EMS-Chemie Holding AG	12,068	8,611,574
Flughafen Zurich AG	32,147	6,850,485
Geberit AG	56,968	32,062,721
Georg Fischer AG	140,943	9,287,602
Givaudan SA	13,757	51,765,745
Helvetia Holding AG	59,439	8,182,219
Holcim AG *	851,060	62,932,733
Julius Baer Group Ltd.	351,887	17,902,916
Kuehne & Nagel International AG	86,626	25,224,200
Logitech International SA	278,027	24,376,722
Lonza Group AG	128,672	50,074,872
Nestle SA	4,611,425	526,876,055
Novartis AG	3,570,492	349,514,437
Partners Group Holding AG	38,340	50,815,767
PSP Swiss Property AG	83,283	11,071,836
Roche Holding AG	1,194,639	324,299,392
Roche Holding AG, Bearer Shares	51,389	14,762,776
Sandoz Group AG *	722,809	20,789,435
Schindler Holding AG	32,152	6,929,199
Schindler Holding AG, Participation Certificates	70,078	15,775,710
SGS SA	248,916	21,269,000
SIG Group AG *	565,734	13,298,376
Sika AG	230,427	62,856,977
Sonova Holding AG	86,868	25,204,757
Straumann Holding AG	182,883	25,290,875
Swatch Group AG	88,479	4,466,940
Swatch Group AG, Bearer Shares	49,647	13,103,314
SECURITY	NUMBER OF SHARES	VALUE ($)
Swiss Life Holding AG	57,713	37,207,645
Swiss Prime Site AG	130,513	13,208,147
Swiss Re AG	495,734	58,863,246
Swisscom AG	44,610	26,184,744
Tecan Group AG	21,750	7,979,127
Temenos AG	104,134	8,864,354
UBS Group AG	4,919,425	139,342,692
VAT Group AG	43,943	20,542,613
Zurich Insurance Group AG	255,956	128,897,858
		2,624,738,163

United Kingdom 12.9%
3i Group PLC	1,635,490	46,212,389
abrdn PLC	3,281,532	6,769,356
Admiral Group PLC	520,216	17,787,898
Airtel Africa PLC	1,872,849	2,596,171
Anglo American PLC	2,094,986	56,808,972
Antofagasta PLC	595,216	10,613,235
Ashtead Group PLC	759,278	45,782,314
Associated British Foods PLC	586,142	17,645,381
AstraZeneca PLC	2,547,078	326,510,016
Auto Trader Group PLC	1,544,802	14,174,487
Aviva PLC	4,692,043	24,799,036
B&M European Value Retail SA	1,603,729	11,645,455
BAE Systems PLC	5,281,280	70,201,248
Barclays PLC	26,975,284	48,164,235
Barratt Developments PLC	1,671,204	10,870,259
Beazley PLC	1,134,522	7,698,286
Berkeley Group Holdings PLC	179,730	10,548,248
BP PLC	29,194,225	177,067,747
British American Tobacco PLC	3,840,798	122,139,867
British Land Co. PLC	1,602,570	7,133,164
BT Group PLC	10,818,151	16,831,440
Bunzl PLC	579,338	22,017,046
Burberry Group PLC	643,955	11,930,663
Centrica PLC	9,534,324	17,990,293
Coca-Cola HBC AG *	360,459	10,020,850
Compass Group PLC	3,017,084	76,504,097
ConvaTec Group PLC	2,794,135	7,951,701
CRH PLC	1,245,840	78,637,715
Croda International PLC	239,125	13,573,971
DCC PLC	169,727	11,478,131
Dechra Pharmaceuticals PLC	189,464	9,171,934
Diageo PLC	3,812,464	133,377,189
Dowlais Group PLC	2,292,794	2,964,966
DS Smith PLC	2,186,866	8,045,150
Endeavour Mining PLC	314,557	7,323,141
Entain PLC	1,089,556	11,073,203
Experian PLC	1,592,527	58,526,180
Ferguson PLC	356,135	60,323,580
Flutter Entertainment PLC *	306,423	47,985,210
Fresnillo PLC	316,010	2,331,507
Glencore PLC	21,280,361	119,020,301
GSK PLC	6,943,703	124,770,604
Haleon PLC	9,491,263	39,657,021
Halma PLC	650,619	17,551,997
Hargreaves Lansdown PLC	649,325	5,905,338
Hikma Pharmaceuticals PLC	277,591	6,056,657
Hiscox Ltd.	578,696	7,443,214
Howden Joinery Group PLC	901,263	8,354,060
HSBC Holdings PLC	34,075,274	259,731,321
IMI PLC	438,565	8,677,793
Imperial Brands PLC	1,552,573	36,292,567
Informa PLC	2,392,877	22,507,410
InterContinental Hotels Group PLC	288,093	22,305,734
Intermediate Capital Group PLC	475,501	9,414,657
International Consolidated Airlines Group SA *	1,918,391	3,718,165

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Intertek Group PLC	288,359	14,547,159
ITV PLC	6,351,331	4,833,927
J Sainsbury PLC	2,979,376	10,783,402
JD Sports Fashion PLC	4,233,589	8,417,109
Johnson Matthey PLC	307,969	6,043,034
Kingfisher PLC	3,272,164	9,088,412
Land Securities Group PLC	1,270,243	10,037,531
Legal & General Group PLC	10,184,149	29,562,771
Lloyds Banking Group PLC	110,414,804	60,762,172
London Stock Exchange Group PLC	783,965	88,388,488
M&G PLC	3,735,977	9,894,235
Melrose Industries PLC	2,297,135	15,081,182
Mondi PLC	865,232	15,411,433
National Grid PLC	6,363,808	82,778,059
NatWest Group PLC	9,667,495	25,443,965
Next PLC	208,322	20,913,401
NMC Health PLC *(b)	136,583	0
Ocado Group PLC *	1,039,961	7,899,228
Pearson PLC	1,225,849	14,544,058
Persimmon PLC	544,466	8,626,169
Phoenix Group Holdings PLC	1,251,934	7,372,885
Prudential PLC	4,725,185	51,623,323
Reckitt Benckiser Group PLC	1,238,666	84,645,415
RELX PLC	3,275,488	126,056,701
Renishaw PLC	59,025	2,343,303
Rentokil Initial PLC	4,330,203	23,500,553
Rightmove PLC	1,480,486	10,207,004
Rio Tinto PLC	1,881,304	128,584,508
Rolls-Royce Holdings PLC *	14,613,115	49,726,559
RS Group PLC	809,912	7,663,149
Sage Group PLC	1,810,611	25,912,664
Schroders PLC	1,433,600	7,288,498
Segro PLC	2,169,038	22,302,137
Severn Trent PLC	481,479	15,853,824
Shell PLC	11,561,087	374,675,223
Smith & Nephew PLC	1,550,541	20,090,347
Smiths Group PLC	604,177	12,604,852
Smurfit Kappa Group PLC	445,714	16,972,681
Spirax-Sarco Engineering PLC	126,342	14,791,490
SSE PLC	1,902,075	44,125,329
St. James's Place PLC	928,461	7,623,545
Standard Chartered PLC	3,924,733	32,454,329
Tate & Lyle PLC	755,521	5,901,305
Taylor Wimpey PLC	6,030,021	9,889,460
Tesco PLC	12,147,988	43,952,433
Unilever PLC	4,331,742	206,710,563
UNITE Group PLC	603,254	7,415,420
United Utilities Group PLC	1,172,011	16,187,239
Vodafone Group PLC	38,144,766	34,444,788
Weir Group PLC	444,309	10,535,114
Whitbread PLC	338,518	13,246,377
Wise PLC, Class A *	1,211,011	11,970,278
WPP PLC	1,787,438	15,993,513
		4,240,353,114
Total Common Stocks (Cost $27,867,133,820)		32,459,585,421

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.3%
Bayerische Motoren Werke AG	104,311	9,913,179
FUCHS SE	120,802	5,114,116
Henkel AG & Co. KGaA	280,754	22,117,082
Sartorius AG	41,573	13,403,973
SECURITY	NUMBER OF SHARES	VALUE ($)
Sixt SE	22,668	1,558,183
Volkswagen AG	346,369	40,218,601
		92,325,134

Italy 0.0%
Telecom Italia SpA - RSP *	10,791,875	3,199,272

Republic of Korea 0.2%
Amorepacific Corp.	5,693	158,415
CJ CheilJedang Corp.	493	50,899
Hanwha Corp.	7,032	77,452
Hyundai Motor Co.	35,950	3,012,204
Hyundai Motor Co. 2nd	57,549	4,888,866
LG Chem Ltd.	13,129	3,144,488
LG Electronics, Inc.	37,339	1,354,467
LG H&H Co. Ltd.	3,290	364,153
Mirae Asset Securities Co. Ltd.	44,757	127,664
Samsung Electronics Co. Ltd.	1,413,695	63,444,515
Samsung Fire & Marine Insurance Co. Ltd.	6,016	879,912
Samsung SDI Co. Ltd.	2,947	566,489
		78,069,524

Spain 0.0%
Grifols SA, B Shares *	427,907	4,180,995
Total Preferred Stocks (Cost $175,654,658)		177,774,925

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(b)	31,758	162,555
Total Warrants (Cost $0)		162,555

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (c)	15,414,951	15,414,951
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (c)(d)	35,264,538	35,264,538
		50,679,489
Total Short-Term Investments (Cost $50,679,489)		50,679,489
Total Investments in Securities (Cost $28,093,467,967)		32,688,202,390

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/15/23	1,790	190,330,700	8,220,238

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $33,252,237.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$27,554,246,372	$—	$—	$27,554,246,372
Hong Kong	664,985,935	—	0 *	664,985,935
United Kingdom	4,240,353,114	—	0 *	4,240,353,114
Preferred Stocks[1]	177,774,925	—	—	177,774,925
Warrants[1]
Canada	—	—	162,555	162,555
Short-Term Investments[1]	50,679,489	—	—	50,679,489
Futures Contracts[2]	8,220,238	—	—	8,220,238
Total	$32,696,260,073	$—	$162,555	$32,696,422,628

*	Level 3 amount shown includes securities determined to have no value at November 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Australia 6.2%
29Metals Ltd. *	864,713	283,807
Abacus Group	1,011,762	727,871
Abacus Storage King *	1,011,762	727,871
Accent Group Ltd.	658,378	787,950
Alkane Resources Ltd. *	839,591	372,983
Alpha HPA Ltd. *	1,315,177	767,385
APM Human Services International Ltd.	560,025	560,700
Arafura Rare Earths Ltd. *(a)	3,437,103	467,189
ARB Corp. Ltd.	149,604	3,124,640
Ardent Leisure Group Ltd. *	713,528	201,070
Arena REIT	653,287	1,451,092
Argosy Minerals Ltd. *(a)	2,472,041	286,840
AUB Group Ltd.	181,663	3,390,714
Audinate Group Ltd. *	130,118	1,291,533
Aussie Broadband Ltd. *	354,580	898,098
Austal Ltd.	627,721	780,394
Australian Agricultural Co. Ltd. *	630,616	564,475
Australian Clinical Labs Ltd.	262,665	456,299
Australian Ethical Investment Ltd.	225,245	733,302
Australian Finance Group Ltd. (a)	402,612	403,097
AVZ Minerals Ltd. *(b)	641,362	63,788
Baby Bunting Group Ltd.	243,549	269,680
Bapcor Ltd.	657,446	2,345,247
Bega Cheese Ltd.	576,205	1,222,569
Bellevue Gold Ltd. *	2,085,325	2,364,374
Boss Energy Ltd. *	652,185	1,803,238
BrainChip Holdings Ltd. *(a)	1,602,740	233,793
Bravura Solutions Ltd. *	816,210	405,891
Breville Group Ltd.	280,520	4,419,331
Brickworks Ltd.	118,659	1,976,362
BWP Trust	960,592	2,184,637
Calix Ltd. *	303,549	720,540
Capricorn Metals Ltd. *	615,115	1,957,689
Carnarvon Energy Ltd. *	3,404,610	361,188
Cedar Woods Properties Ltd.	128,751	397,817
Centuria Capital Group	1,332,755	1,294,596
Centuria Industrial REIT	1,036,668	2,062,088
Centuria Office REIT	894,077	761,771
Cettire Ltd. *	424,159	869,027
Chalice Mining Ltd. *	654,628	659,758
Champion Iron Ltd.	904,625	4,558,568
Charter Hall Long Wale REIT	1,301,766	2,900,137
Charter Hall Retail REIT	961,881	2,040,881
Charter Hall Social Infrastructure REIT	625,471	1,090,710
Clinuvel Pharmaceuticals Ltd.	76,418	896,840
Codan Ltd.	233,019	1,404,434
Collins Foods Ltd.	205,195	1,534,695
Cooper Energy Ltd. *	5,078,111	353,539
Core Lithium Ltd. *(a)	3,627,976	673,548
Coronado Global Resources, Inc.	1,484,032	1,613,739
Corporate Travel Management Ltd.	220,302	2,638,046
Costa Group Holdings Ltd.	851,955	1,756,804
SECURITY	NUMBER OF SHARES	VALUE ($)
Credit Corp. Group Ltd.	111,942	960,447
Cromwell Property Group	2,699,833	787,655
Data#3 Ltd.	284,628	1,481,472
De Grey Mining Ltd. *	2,485,539	2,257,810
Dexus Industria REIT	395,672	697,852
Dicker Data Ltd.	100,221	772,167
Eagers Automotive Ltd.	380,901	3,381,730
Elders Ltd.	301,280	1,468,263
Emeco Holdings Ltd.	1,072,232	433,675
Estia Health Ltd.	450,214	916,439
EVT Ltd.	198,073	1,434,149
Fineos Corp. Ltd. *	307,608	346,731
Firefinch Ltd. *(b)	2,051,119	0
FleetPartners Group Ltd. *	485,517	907,820
G8 Education Ltd.	1,555,814	974,845
GDI Property Group Partnership	836,162	321,562
Genesis Minerals Ltd. *	1,949,154	2,384,453
Gold Road Resources Ltd.	2,118,713	2,739,384
GQG Partners, Inc.	1,219,730	1,221,200
GrainCorp Ltd., Class A	438,648	2,219,151
Growthpoint Properties Australia Ltd.	533,988	821,421
GUD Holdings Ltd.	277,196	2,030,932
GWA Group Ltd.	537,697	698,779
Hansen Technologies Ltd.	323,423	1,145,140
Healius Ltd. *	1,024,411	1,018,854
Healius Ltd. - Interim Shares *(b)	280,661	279,138
HealthCo REIT (a)	888,046	780,185
Helia Group Ltd.	607,546	1,663,702
HMC Capital Ltd.	483,312	1,544,617
HomeCo Daily Needs REIT	3,428,360	2,580,052
Hotel Property Investments Ltd.	378,808	675,644
HUB24 Ltd.	109,979	2,456,728
Imdex Ltd.	986,564	1,183,996
Imugene Ltd. *	11,717,178	854,598
Infomedia Ltd.	737,818	728,923
Ingenia Communities Group	731,422	2,002,923
Inghams Group Ltd.	366,711	923,961
Integral Diagnostics Ltd.	328,538	386,661
ioneer Ltd. *(a)	4,054,360	416,678
IPH Ltd.	352,939	1,598,331
IRESS Ltd.	363,666	1,695,135
Johns Lyng Group Ltd.	362,754	1,423,902
Judo Capital Holdings Ltd. *	997,863	592,162
Jumbo Interactive Ltd.	98,364	886,343
Karoon Energy Ltd. *	1,265,045	1,685,964
Kelsian Group Ltd.	388,467	1,707,709
Kogan.com Ltd. *	138,078	478,820
Lake Resources NL *(a)	2,650,238	228,441
Latin Resources Ltd. *(a)	4,288,108	525,998
Leo Lithium Ltd. *(b)	1,797,999	602,042
Life360, Inc. *	334,393	1,709,456
Lifestyle Communities Ltd.	185,024	2,052,439
Link Administration Holdings Ltd.	959,338	871,442
Lovisa Holdings Ltd.	105,106	1,337,361
Macquarie Technology Group Ltd. *	25,094	1,148,062
Mayne Pharma Group Ltd.	171,618	592,853

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
McMillan Shakespeare Ltd.	114,760	1,355,953
Megaport Ltd. *	297,500	1,919,314
Mesoblast Ltd. *(a)	1,599,227	429,449
Monadelphous Group Ltd.	175,204	1,647,276
Mount Gibson Iron Ltd. *	1,421,749	490,199
Myer Holdings Ltd.	1,616,704	557,417
MyState Ltd.	218,847	445,477
Nanosonics Ltd. *	449,165	1,289,556
National Storage REIT	2,450,971	3,510,251
Navigator Global Investments Ltd.	345,575	281,834
Neometals Ltd. *(a)	921,431	122,191
Netwealth Group Ltd.	166,473	1,646,868
Neuren Pharmaceuticals Ltd. *	215,442	2,214,157
nib holdings Ltd.	948,901	4,769,099
Nick Scali Ltd.	87,775	639,609
Nickel Industries Ltd.	3,446,105	1,645,157
Nine Entertainment Co. Holdings Ltd.	2,850,692	3,657,443
Novonix Ltd. *(a)	406,343	184,557
NRW Holdings Ltd.	843,625	1,566,223
Nuix Ltd. *	354,863	422,349
OFX Group Ltd. *	430,651	409,754
Omni Bridgeway Ltd. *(a)	490,545	504,147
oOh!media Ltd.	901,936	861,161
Opthea Ltd. *	1,224,012	426,080
Paladin Energy Ltd. *	5,737,059	3,708,858
Perenti Ltd. *	1,660,102	1,155,767
Perseus Mining Ltd.	2,657,806	3,401,158
PEXA Group Ltd. *	260,046	2,065,633
Pinnacle Investment Management Group Ltd.	192,987	1,129,887
PointsBet Holdings Ltd. (a)	440,029	218,821
PolyNovo Ltd. *	1,240,717	1,131,154
PPK Mining Equipment Group Pty. Ltd. *(b)	78,953	1,471
Praemium Ltd. *	899,399	250,466
Premier Investments Ltd.	161,292	2,611,588
PWR Holdings Ltd.	119,762	792,494
Ramelius Resources Ltd.	2,121,042	2,404,870
Red 5 Ltd. *	6,939,923	1,610,530
Regis Healthcare Ltd.	270,804	502,758
Regis Resources Ltd. *	1,390,595	1,797,966
Reliance Worldwide Corp. Ltd.	1,547,274	3,939,533
Resolute Mining Ltd. *	4,241,280	1,223,299
Rural Funds Group	723,155	918,219
Sandfire Resources Ltd. *	891,959	3,643,106
Sayona Mining Ltd. *	15,473,691	677,149
Select Harvests Ltd.	240,222	538,364
Service Stream Ltd.	1,109,506	662,092
Seven West Media Ltd. *(a)	1,829,216	303,215
SG Fleet Group Ltd.	219,333	331,578
Sigma Healthcare Ltd.	1,599,694	742,474
Silex Systems Ltd. *(a)	381,106	818,723
Silver Lake Resources Ltd. *	1,669,229	1,211,927
SiteMinder Ltd. *	426,076	1,370,172
SmartGroup Corp. Ltd.	166,535	949,621
Stanmore Resources Ltd. *	464,669	1,192,342
Strike Energy Ltd. *(a)	4,809,498	1,291,520
Super Retail Group Ltd.	314,723	2,898,525
Superloop Ltd. *	802,149	348,371
Syrah Resources Ltd. *(a)	1,281,927	539,738
Technology One Ltd.	542,485	5,640,012
Telix Pharmaceuticals Ltd. *	323,859	2,164,526
Temple & Webster Group Ltd. *	207,536	1,117,367
Tietto Minerals Ltd. *(a)	1,948,445	800,988
Tyro Payments Ltd. *	660,013	463,879
Ventia Services Group Pty. Ltd.	1,169,254	2,325,821
Virgin Australia Holdings Pty. Ltd. *(b)	424,000	0
Viva Energy Group Ltd.	2,162,732	4,416,718
Vulcan Energy Resources Ltd. *(a)	245,278	409,832
SECURITY	NUMBER OF SHARES	VALUE ($)
Vulcan Steel Ltd.	183,785	898,098
Waypoint REIT Ltd.	1,347,660	2,108,816
Webjet Ltd. *	740,335	3,225,076
Weebit Nano Ltd. *(a)	349,812	834,994
West African Resources Ltd. *	2,046,736	1,268,877
Westgold Resources Ltd. *	744,143	1,055,885
Zip Co. Ltd. *(a)	1,377,964	370,032
		237,628,663

Austria 1.0%
Agrana Beteiligungs AG	23,120	341,815
AT&S Austria Technologie & Systemtechnik AG (a)	50,837	1,371,176
BAWAG Group AG	156,742	8,174,816
CA Immobilien Anlagen AG	81,327	2,662,077
DO & Co. AG	13,355	1,836,027
EVN AG	70,092	2,064,890
Flughafen Wien AG	10,684	589,860
Immofinanz AG *	61,171	1,264,126
Lenzing AG *(a)	38,751	1,477,729
Mayr Melnhof Karton AG (a)	17,211	2,114,507
Oesterreichische Post AG (a)	64,121	2,200,319
Palfinger AG	26,932	699,375
Porr Ag	23,923	313,751
Schoeller-Bleckmann Oilfield Equipment AG	21,619	974,205
Strabag SE	24,863	1,029,509
UNIQA Insurance Group AG	218,054	1,798,666
Vienna Insurance Group AG Wiener Versicherung Gruppe	74,088	2,121,983
Wienerberger AG	207,986	5,941,121
		36,975,952

Belgium 1.4%
Aedifica SA	92,147	5,786,170
AGFA-Gevaert NV *	259,285	384,752
Barco NV	137,366	2,314,149
Bekaert SA	69,695	3,241,005
bpost SA	195,682	984,275
Cofinimmo SA	65,654	4,627,628
Colruyt Group NV	95,568	4,121,962
Deme Group NV	14,086	1,495,427
Euronav NV	210,433	3,765,498
Fagron	114,599	2,171,928
Gimv NV	39,870	1,907,570
KBC Ancora	69,388	2,742,190
Kinepolis Group NV	27,178	1,346,288
Melexis NV	39,124	3,609,288
Montea NV	29,198	2,539,078
Ontex Group NV *	125,193	959,602
Proximus SADP	275,170	2,643,897
Retail Estates NV	24,333	1,638,119
Shurgard Self Storage Ltd.	50,166	2,182,056
Tessenderlo Group SA	44,220	1,329,245
Van de Velde NV	10,879	398,241
VGP NV	20,129	2,077,677
Xior Student Housing NV	60,488	2,022,853
		54,288,898

Canada 20.9%
Air Canada *	342,717	4,456,319
Alamos Gold, Inc., Class A	763,460	11,323,657
Algonquin Power & Utilities Corp.	1,337,341	8,255,739
Allied Properties Real Estate Investment Trust	248,366	3,273,445
AltaGas Ltd.	547,972	11,154,646

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ARC Resources Ltd.	1,210,909	19,326,674
Aritzia, Inc. *	176,280	3,421,979
Atco Ltd., Class I	150,633	4,116,202
ATS Corp. *	155,103	6,109,858
B2Gold Corp.	2,534,924	8,562,859
Ballard Power Systems, Inc. *	495,479	1,765,065
Bausch Health Cos., Inc. *	622,223	4,442,319
Baytex Energy Corp.	1,337,713	5,160,039
BlackBerry Ltd. *	1,042,183	3,827,910
Boardwalk Real Estate Investment Trust	73,244	3,607,504
Bombardier, Inc., Class B *	166,770	5,763,796
Boralex, Inc., Class A	159,033	3,616,172
Boyd Group Services, Inc.	41,601	7,938,815
Brookfield Infrastructure Corp., Class A	232,981	7,246,236
Brookfield Renewable Corp., Class A	260,263	6,910,402
BRP, Inc.	69,540	4,298,006
CAE, Inc. *	576,672	11,475,171
Cameco Corp.	848,704	39,003,390
Canada Goose Holdings, Inc. *	90,098	1,000,092
Canadian Apartment Properties REIT	328,269	11,192,887
Canadian Western Bank	184,755	3,992,567
Canfor Corp. *	118,107	1,398,103
Capital Power Corp.	227,660	6,195,858
Capstone Copper Corp. *	862,557	3,537,129
Cargojet, Inc.	16,408	1,190,559
Cascades, Inc.	186,804	1,691,893
Celestica, Inc. *	199,356	5,375,562
Centerra Gold, Inc.	437,350	2,680,517
Chartwell Retirement Residences	464,955	3,724,167
Choice Properties Real Estate Investment Trust	508,242	4,933,042
CI Financial Corp.	303,273	3,144,904
Cogeco Communications, Inc.	19,456	747,474
Colliers International Group, Inc.	61,041	6,356,890
Crescent Point Energy Corp.	1,064,083	7,494,924
Cronos Group, Inc. *(a)	385,980	785,710
Definity Financial Corp.	145,517	3,967,816
Descartes Systems Group, Inc. *	165,618	13,463,448
Dream Industrial Real Estate Investment Trust	485,680	4,474,052
Dye & Durham Ltd.	62,889	641,483
Eldorado Gold Corp. *	361,872	4,753,432
Element Fleet Management Corp.	772,474	12,454,388
Emera, Inc.	535,219	18,825,529
Enerplus Corp.	417,257	6,631,920
Enghouse Systems Ltd.	86,262	2,168,241
Equinox Gold Corp. *	518,276	2,840,130
Finning International, Inc.	297,446	7,570,794
First Capital Real Estate Investment Trust	415,623	4,288,502
First Majestic Silver Corp.	532,425	3,184,694
First National Financial Corp.	34,383	931,943
First Quantum Minerals Ltd.	1,090,826	8,938,361
FirstService Corp.	75,187	11,808,327
GFL Environmental, Inc.	386,647	11,104,498
Gibson Energy, Inc.	279,403	4,220,359
Gildan Activewear, Inc.	347,154	12,576,763
Granite Real Estate Investment Trust	117,189	5,937,887
H&R Real Estate Investment Trust	518,428	3,395,391
Hudbay Minerals, Inc.	438,918	1,994,125
iA Financial Corp., Inc.	204,494	13,666,114
IAMGOLD Corp. *	937,300	2,378,074
Innergex Renewable Energy, Inc.	298,108	2,112,931
Ivanhoe Mines Ltd., Class A *	1,108,274	9,898,734
Keyera Corp.	445,078	11,216,812
Kinaxis, Inc. *	54,539	6,073,968
Kinross Gold Corp.	2,407,355	14,204,256
Laurentian Bank of Canada	84,941	1,619,445
Lightspeed Commerce, Inc. *	262,598	4,222,175
SECURITY	NUMBER OF SHARES	VALUE ($)
Linamar Corp.	83,958	3,567,371
Lithium Americas Argentina Corp. *(a)	191,692	1,025,015
Lithium Americas Corp. *(a)	187,660	1,208,299
Lundin Gold, Inc.	250,844	3,015,641
Lundin Mining Corp.	1,329,791	9,219,335
Maple Leaf Foods, Inc.	147,608	2,626,973
MEG Energy Corp. *	555,270	10,508,705
Methanex Corp.	108,256	4,624,544
Mullen Group Ltd.	168,725	1,632,682
North West Co., Inc.	93,672	2,471,252
Northland Power, Inc.	488,360	7,945,733
NorthWest Healthcare Properties Real Estate Investment Trust	429,588	1,397,266
Novagold Resources, Inc. *	465,645	1,943,836
Nuvei Corp.	120,694	2,478,239
OceanaGold Corp.	1,375,223	2,414,007
Onex Corp.	134,268	9,089,840
Open Text Corp.	525,194	21,029,452
Osisko Gold Royalties Ltd.	361,453	5,299,764
Pan American Silver Corp.	708,647	11,111,727
Paramount Resources Ltd., Class A	148,182	2,920,252
Parex Resources, Inc.	207,467	4,258,441
Parkland Corp.	267,098	8,748,624
PrairieSky Royalty Ltd.	414,828	7,627,438
Premium Brands Holdings Corp.	72,906	4,749,631
Primaris Real Estate Investment Trust	191,580	1,886,339
Primo Water Corp.	308,386	4,437,520
Quebecor, Inc., Class B	103,021	2,287,836
RB Global, Inc.	355,914	22,640,840
RioCan Real Estate Investment Trust	591,613	7,622,878
Russel Metals, Inc.	122,806	3,467,208
SmartCentres Real Estate Investment Trust	259,941	4,426,771
SNC-Lavalin Group, Inc.	344,928	10,700,057
SSR Mining, Inc.	403,653	4,766,371
Stantec, Inc.	218,045	16,261,910
Stelco Holdings, Inc.	82,597	2,687,136
Stella-Jones, Inc.	114,428	6,592,997
Superior Plus Corp.	350,900	2,562,164
TFI International, Inc.	161,571	19,133,267
TMX Group Ltd.	544,029	11,756,499
Topaz Energy Corp.	179,039	2,569,679
Torex Gold Resources, Inc. *	170,598	1,837,025
Toromont Industries Ltd.	158,429	12,794,908
TransAlta Corp.	541,267	4,407,263
Transcontinental, Inc., Class A	148,643	1,219,095
Tricon Residential, Inc.	474,176	3,738,571
Vermilion Energy, Inc.	312,881	3,955,290
West Fraser Timber Co. Ltd.	151,379	10,988,473
Westshore Terminals Investment Corp.	77,076	1,479,159
Whitecap Resources, Inc.	575,144	3,978,944
Winpak Ltd.	61,298	1,771,781
WSP Global, Inc.	230,053	31,869,938
		794,817,059

Denmark 2.2%
ALK-Abello AS *	259,999	3,607,107
Alm Brand AS	1,695,750	2,791,858
Ambu AS, Class B *	357,757	4,873,305
Bavarian Nordic AS *(a)	124,916	3,051,993
Chemometec AS	30,424	1,527,177
D/S Norden AS	43,868	1,995,299
Dfds AS	59,537	1,843,664
FLSmidth & Co. AS (a)	111,018	4,604,392
GN Store Nord AS *	285,259	6,725,335
ISS AS	300,492	5,189,123
Jyske Bank AS *	90,078	6,248,505
Netcompany Group AS *	64,490	2,065,938

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NKT AS *	105,266	6,541,045
NTG Nordic Transport Group AS, Class A *	31,254	1,273,825
Ringkjoebing Landbobank AS	53,202	7,396,574
Scandinavian Tobacco Group AS, A Shares	105,966	1,877,975
Schouw & Co. AS	24,497	1,921,572
Spar Nord Bank AS	155,837	2,374,107
Sydbank AS	110,199	4,851,036
Topdanmark AS	84,943	4,007,760
TORM PLC, Class A	58,773	1,676,366
Zealand Pharma AS *	114,656	5,637,871
		82,081,827

Finland 1.2%
Cargotec OYJ, B Shares	86,187	4,350,229
Citycon OYJ *	149,589	848,726
Finnair OYJ *(a)	16,783,049	681,206
F-Secure OYJ	208,634	417,038
Huhtamaki OYJ	182,495	7,080,720
Kemira OYJ	223,260	3,758,733
Kojamo OYJ	351,361	3,914,209
Konecranes OYJ	139,351	5,519,267
Metsa Board OYJ, B Shares	339,488	2,600,316
Nokian Renkaat OYJ	245,793	1,999,586
Outokumpu OYJ	712,177	3,356,884
QT Group OYJ *(a)	39,152	2,711,787
Raisio OYJ, V Shares	219,756	471,879
Revenio Group OYJ	44,698	1,126,587
Sanoma OYJ	145,707	1,100,148
Terveystalo OYJ	149,454	1,185,514
TietoEVRY OYJ	195,411	4,294,110
Tokmanni Group Corp.	97,835	1,379,182
YIT OYJ	314,592	659,043
		47,455,164

France 3.6%
Air France-KLM *	224,634	2,850,983
Altarea SCA	7,505	561,745
Alten SA	56,376	7,719,740
Antin Infrastructure Partners SA	51,576	672,481
ARGAN SA	19,868	1,688,715
Atos SE *(a)	191,081	1,219,241
Beneteau SACA	71,700	879,327
Boiron SA	9,845	441,062
Bonduelle SCA	25,589	293,162
Carmila SA *	111,735	1,733,618
CGG SA *	1,390,071	938,842
Cie Plastic Omnium SE	106,819	1,328,673
Clariane SE (a)	139,014	327,928
Coface SA	203,824	2,479,676
Derichebourg SA	186,784	972,942
Elior Group SA *	221,942	569,078
Elis SA	362,739	6,997,473
Equasens	7,346	472,097
Eramet SA	18,600	1,432,789
Etablissements Maurel et Prom SA	103,066	723,088
Euroapi SA *	91,773	520,694
Eutelsat Communications SACA (a)	284,032	1,173,929
Fnac Darty SA	19,156	550,535
Forvia SE *	308,628	6,073,180
Gaztransport Et Technigaz SA	68,092	9,182,887
GL Events SACA	25,374	529,902
ICADE	63,080	2,290,550
ID Logistics Group SACA *	4,827	1,527,355
Imerys SA	76,165	2,220,530
Interparfums SA	37,535	2,019,054
SECURITY	NUMBER OF SHARES	VALUE ($)
IPSOS SA	74,965	4,042,276
Jacquet Metals SACA	25,046	499,550
Lagardere SA	29,913	590,749
LISI SA	26,731	653,323
Maisons du Monde SA	34,371	175,435
Manitou BF SA	22,917	530,101
Mercialys SA	173,149	1,712,586
Mersen SA	33,576	1,225,434
Metropole Television SA	128,721	1,759,808
Nexans SA	65,791	5,175,668
Nexity SA	86,525	1,308,487
OVH Groupe SAS *(a)	42,516	409,153
PEUGEOT INVEST	9,933	1,061,030
Quadient SA	65,599	1,329,865
Rubis SCA	183,492	4,464,642
SES SA, Class A	706,534	4,205,257
SES-imagotag SA *	15,443	1,738,906
SMCP SA *	79,912	302,992
Societe BIC SA	47,377	3,192,047
Sopra Steria Group SACA	27,827	5,741,463
SPIE SA	252,499	7,394,467
Technip Energies NV	265,254	6,173,301
Television Francaise 1 SA	205,911	1,589,537
Trigano SA	15,430	2,383,932
Vallourec SACA *	327,885	4,831,487
Valneva SE *(a)	196,402	1,137,903
Verallia SA	136,311	4,860,463
Vetoquinol SA	8,162	850,481
Vicat SACA	29,908	1,075,245
Virbac SACA	8,516	2,662,104
Voltalia SA *	74,096	781,783
X-Fab Silicon Foundries SE *	103,745	1,191,956
		135,442,707

Germany 4.3%
1&1 AG	88,990	1,629,288
About You Holding SE *	90,395	447,386
Adesso SE	7,072	754,650
Adtran Networks SE *	35,216	767,715
AIXTRON SE	210,225	7,663,471
Aroundtown SA *	1,349,398	3,169,923
Atoss Software AG	7,449	1,747,435
Aurubis AG	59,291	4,903,686
Auto1 Group SE *	182,939	1,153,716
Basler AG	22,735	234,418
BayWa AG	26,885	871,227
Befesa SA	79,148	2,777,286
Bertrandt AG	8,899	443,733
Bilfinger SE	50,840	1,963,693
BRANICKS Group AG (a)	105,564	363,972
CANCOM SE	66,307	1,988,112
Ceconomy AG *	372,112	891,601
CompuGroup Medical SE & Co. KgaA	47,698	1,839,210
CropEnergies AG	41,469	324,420
Dermapharm Holding SE	33,329	1,480,067
Deutsche Beteiligungs AG	27,476	773,460
Deutsche EuroShop AG	23,568	481,386
Deutsche Pfandbriefbank AG (a)	248,208	1,530,132
Deutz AG	250,492	1,186,174
Duerr AG	97,265	2,145,865
Eckert & Ziegler Strahlen- und Medizintechnik AG	28,575	1,166,064
Elmos Semiconductor SE	17,016	1,470,440
ElringKlinger AG	52,603	335,762
Encavis AG *	215,770	3,215,929
Energiekontor AG	13,218	953,305
Evotec SE *	308,455	6,258,247
flatexDEGIRO AG *	166,947	1,947,247

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Freenet AG	232,862	6,544,993
Gerresheimer AG	67,626	6,408,379
GFT Technologies SE	33,390	1,176,748
Grand City Properties SA *	195,521	1,939,197
GRENKE AG	51,806	1,294,435
Hamburger Hafen und Logistik AG (a)	48,933	893,762
Hensoldt AG	103,444	2,722,371
Hornbach Holding AG & Co. KGaA	17,586	1,136,894
Hugo Boss AG	110,752	7,762,861
Hypoport SE *	8,433	1,251,370
Indus Holding AG	40,526	890,991
Ionos SE *	49,116	756,698
Jenoptik AG	100,230	2,707,778
K+S AG	374,917	5,563,380
Kloeckner & Co. SE	140,450	957,782
Kontron AG (a)	92,697	2,212,981
Krones AG	28,714	3,245,773
KWS Saat SE & Co. KGaA	20,600	1,144,062
LANXESS AG	168,898	4,109,548
METRO AG *	258,077	1,730,358
MorphoSys AG *(a)	68,212	1,813,021
Nagarro SE *(a)	17,164	1,562,822
New Work SE	5,414	435,362
Nordex SE *	274,584	3,045,421
Norma Group SE	62,311	1,053,127
Patrizia SE	83,131	639,465
PNE AG	82,458	1,092,235
ProSiebenSat.1 Media SE (a)	323,437	2,039,069
Redcare Pharmacy NV *	15,814	2,235,341
Salzgitter AG	75,600	2,242,002
Secunet Security Networks AG	2,575	393,342
SGL Carbon SE *(a)	99,398	658,311
Siltronic AG	40,801	3,879,742
SMA Solar Technology AG *	17,039	1,034,604
Stabilus SE	47,911	3,003,239
STRATEC SE	14,141	610,998
Stroeer SE & Co. KGaA	47,576	2,774,600
Suedzucker AG	114,585	1,757,834
Synlab AG	151,081	1,880,876
TAG Immobilien AG *	298,356	4,088,736
Takkt AG	64,356	915,654
TeamViewer SE *	266,035	3,856,249
United Internet AG	157,929	3,542,825
Varta AG *(a)	27,289	597,287
VERBIO Vereinigte BioEnergie AG	39,148	1,346,785
Vitesco Technologies Group AG, Class A *	35,558	3,629,492
Vossloh AG	16,815	726,535
Wacker Neuson SE	46,925	871,422
Wuestenrot & Wuerttembergische AG	40,570	579,884
		163,635,661

Hong Kong 0.7%
Asia Cement China Holdings Corp.	854,201	251,548
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	483,699	780,330
China Animal Healthcare Ltd. *(b)	192,752	0
Chow Sang Sang Holdings International Ltd.	482,381	544,125
CITIC Telecom International Holdings Ltd.	2,956,052	1,131,659
C-Mer Eye Care Holdings Ltd. *	828,233	382,818
Cowell e Holdings, Inc. *	584,883	1,470,763
EC Healthcare	777,147	207,961
Everest Medicines Ltd. *	202,120	529,218
Far East Consortium International Ltd.	2,372,738	425,314
Fortune Real Estate Investment Trust	2,673,132	1,625,722
Fosun Tourism Group *	373,509	289,327
SECURITY	NUMBER OF SHARES	VALUE ($)
Frontage Holdings Corp. *	1,107,837	302,126
Giordano International Ltd.	2,246,922	768,124
HKBN Ltd.	1,514,390	659,248
Hong Kong Technology Venture Co. Ltd. *	1,044,407	330,293
IGG, Inc. *	1,611,059	680,703
Jacobio Pharmaceuticals Group Co. Ltd. *	738,959	359,531
Jinchuan Group International Resources Co. Ltd.	9,730,172	573,074
K Wah International Holdings Ltd.	2,430,068	575,602
Kingkey Financial International Holdings Ltd. *	7,822,976	941,526
LK Technology Holdings Ltd.	715,498	534,084
Luk Fook Holdings International Ltd.	661,517	1,846,417
MH Development NPV *(b)	459,925	0
Pacific Basin Shipping Ltd.	9,334,661	2,832,560
Prosperity REIT	2,242,449	387,604
Realord Group Holdings Ltd. *(a)	780,416	552,565
Sa Sa International Holdings Ltd. *	2,120,720	287,820
Shun Tak Holdings Ltd. *	2,485,445	334,138
Sirnaomics Ltd. *(a)	137,757	811,342
SmarTone Telecommunications Holdings Ltd.	679,225	330,468
Stella International Holdings Ltd.	898,000	1,094,575
Sun Hung Kai & Co. Ltd.	1,086,818	306,134
SUNeVision Holdings Ltd.	1,173,669	431,281
Sunlight Real Estate Investment Trust	2,100,202	532,425
Superb Summit International Group Ltd. *(b)	1,120,000	0
Theme International Holdings Ltd. *	9,907,569	735,745
Truly International Holdings Ltd.	2,992,184	264,344
United Laboratories International Holdings Ltd.	982,728	1,006,597
Value Partners Group Ltd.	1,839,900	574,799
Vobile Group Ltd. *	3,165,720	1,049,795
VSTECS Holdings Ltd.	1,296,928	639,306
		27,381,011

Ireland 0.1%
Dalata Hotel Group PLC	430,814	1,936,653

Israel 1.2%
AFI Properties Ltd. *	10,583	416,314
Alony Hetz Properties & Investments Ltd.	291,100	1,986,993
Ashdod Refinery Ltd. *	19,540	437,959
Ashtrom Group Ltd.	74,855	1,065,308
AudioCodes Ltd.	48,199	549,148
Camtek Ltd. *	53,446	3,444,333
Cellcom Israel Ltd. *	167,523	575,339
Clal Insurance Enterprises Holdings Ltd. *	133,282	1,968,398
Danel Adir Yeoshua Ltd.	9,253	745,388
Delek Automotive Systems Ltd.	105,579	633,911
Delta Galil Ltd.	18,324	706,075
Elco Ltd.	18,718	531,267
Equital Ltd. *	34,931	982,994
FIBI Holdings Ltd.	33,377	1,442,952
Formula Systems 1985 Ltd.	17,879	1,072,039
Fox Wizel Ltd.	13,993	898,023
G City Ltd.	167,202	528,890
Gilat Satellite Networks Ltd. *	59,504	379,320
Hilan Ltd.	28,346	1,450,753
IDI Insurance Co. Ltd.	15,462	379,648
Isracard Ltd.	375,286	1,468,252
Israel Canada T.R Ltd.	284,249	706,634

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kamada Ltd. *	61,857	284,528
Kenon Holdings Ltd.	42,531	941,618
Matrix IT Ltd.	61,980	1,160,180
Maytronics Ltd.	88,787	858,283
Mega Or Holdings Ltd.	38,733	729,501
Menora Mivtachim Holdings Ltd.	41,400	978,277
Migdal Insurance & Financial Holdings Ltd.	722,839	822,974
Naphtha Israel Petroleum Corp. Ltd.	58,833	274,094
Oil Refineries Ltd.	4,891,701	1,539,452
One Software Technologies Ltd.	80,791	1,010,728
Partner Communications Co. Ltd. *	196,800	861,902
Paz Oil Co. Ltd. *	19,540	1,677,960
Perion Network Ltd. *	82,369	2,373,243
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	14,540	821,855
Reit 1 Ltd.	385,749	1,684,240
Sapiens International Corp. NV	59,132	1,502,236
Sella Capital Real Estate Ltd.	423,015	984,699
Shikun & Binui Ltd. *	474,188	1,236,497
Shufersal Ltd. *	524,231	2,400,080
Summit Real Estate Holdings Ltd. *	79,843	1,013,018
		45,525,303

Italy 2.6%
ACEA SpA	82,032	1,121,499
Alerion Cleanpower SpA	12,102	310,966
Anima Holding SpA	424,611	1,796,651
Ariston Holding NV	205,042	1,264,026
Arnoldo Mondadori Editore SpA	246,966	559,139
Azimut Holding SpA	209,027	5,090,510
Banca Generali SpA	105,896	3,780,572
Banca IFIS SpA	45,478	779,051
Banca Monte dei Paschi di Siena SpA *	1,455,054	4,953,343
Banca Popolare di Sondrio SPA	764,301	4,740,887
BFF Bank SpA	362,974	4,162,391
Biesse SpA	25,028	311,312
BPER Banca	2,070,261	7,747,898
Brembo SpA	283,291	3,335,177
Brunello Cucinelli SpA	66,535	5,517,323
Carel Industries SpA	86,292	2,193,770
Cementir Holding NV	88,467	850,397
Credito Emiliano SpA	149,450	1,330,610
Danieli & C Officine Meccaniche SpA	22,316	663,510
De' Longhi SpA	135,271	4,179,869
doValue SpA	114,317	365,463
El.En. SpA	102,038	1,033,177
Enav SpA	486,650	1,739,504
ERG SpA	109,548	3,145,973
Fincantieri SpA *(a)	942,246	547,969
Gruppo MutuiOnline SpA	31,025	954,609
GVS SpA *	142,869	875,291
Iren SpA	1,275,304	2,835,846
Italmobiliare SpA	27,047	752,530
Iveco Group NV *	389,750	3,172,412
Juventus Football Club SpA *(a)	1,771,797	480,209
Maire Tecnimont SpA	316,041	1,480,021
MARR SpA	42,567	501,605
MFE-MediaForEurope NV, Class A	332,972	809,082
MFE-MediaForEurope NV, Class B	108,155	372,787
Piaggio & C SpA	328,253	949,116
RAI Way SpA	186,516	995,153
Saipem SpA *	2,084,685	3,345,937
Salcef Group SpA	41,797	1,071,711
Salvatore Ferragamo SpA	126,415	1,600,005
Sanlorenzo SpA	26,341	1,143,879
Saras SpA	1,212,951	1,969,957
Sesa SpA	14,190	1,638,071
SECURITY	NUMBER OF SHARES	VALUE ($)
SOL SpA	72,130	2,148,539
Tamburi Investment Partners SpA	198,974	1,862,723
Technogym SpA	259,752	2,264,490
Tinexta Spa	38,202	725,687
Tod's SpA *	16,744	608,736
Unipol Gruppo SpA	852,054	4,890,098
Webuild SpA	595,750	1,200,593
Zignago Vetro SpA	34,868	506,753
		100,676,827

Japan 18.5%
77 Bank Ltd.	139,286	3,231,650
Abalance Corp. (a)	24,488	624,478
Adastria Co. Ltd.	50,839	1,306,783
ADEKA Corp.	191,664	3,720,228
Advance Logistics Investment Corp.	1,287	1,120,417
Aeon Delight Co. Ltd.	33,722	801,791
Aeon Hokkaido Corp.	101,943	615,099
Ai Holdings Corp.	68,644	1,147,820
Aichi Corp.	48,296	304,800
Aichi Financial Group, Inc.	90,881	1,441,580
Aichi Steel Corp.	21,922	509,366
Aida Engineering Ltd.	106,755	628,247
Aiful Corp.	563,690	1,445,115
Aiphone Co. Ltd.	23,207	434,518
Airtrip Corp.	21,843	232,119
Aisan Industry Co. Ltd.	57,547	510,716
Akita Bank Ltd.	35,504	474,796
Alconix Corp.	51,316	458,194
Alpen Co. Ltd.	29,162	384,658
Altech Corp.	35,440	653,495
Anest Iwata Corp.	62,229	460,503
Anicom Holdings, Inc.	156,920	640,057
AOKI Holdings, Inc.	71,873	575,140
Aoyama Trading Co. Ltd.	86,044	920,185
Appier Group, Inc. *	162,680	1,804,682
Arata Corp.	24,244	1,024,960
ARCLANDS Corp.	99,454	1,108,670
Arcs Co. Ltd.	67,231	1,236,066
ARE Holdings, Inc.	139,198	1,797,470
Argo Graphics, Inc.	28,020	707,916
Arisawa Manufacturing Co. Ltd.	51,900	384,418
Asahi Diamond Industrial Co. Ltd.	93,731	582,668
Asahi Yukizai Corp.	22,321	640,180
Asanuma Corp.	23,540	588,361
ASKA Pharmaceutical Holdings Co. Ltd.	40,463	498,415
Atom Corp. *	223,939	1,366,341
Autobacs Seven Co. Ltd.	111,747	1,168,228
Avant Group Corp.	40,645	409,103
Avex, Inc.	64,784	610,000
Awa Bank Ltd.	66,233	1,117,809
Axial Retailing, Inc.	26,535	699,116
Bando Chemical Industries Ltd.	79,566	839,605
Bank of Iwate Ltd.	30,361	508,293
Bank of Nagoya Ltd.	29,546	1,111,210
Bank of the Ryukyus Ltd.	76,556	579,471
Base Co. Ltd. (a)	32,306	727,696
Belc Co. Ltd.	18,033	777,016
Bell System24 Holdings, Inc. *	62,234	700,493
Belluna Co. Ltd.	92,419	391,344
BML, Inc.	39,191	777,537
Broadleaf Co. Ltd.	162,866	623,548
BRONCO BILLY Co. Ltd.	17,280	369,363
Bunka Shutter Co. Ltd.	88,531	826,413
C Uyemura & Co. Ltd.	21,977	1,577,272
Canon Electronics, Inc.	34,896	465,249
Carta Holdings, Inc.	38,347	340,320
Cawachi Ltd.	23,369	403,249

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Central Glass Co. Ltd.	47,376	871,345
Change Holdings, Inc.	61,650	650,550
Chilled & Frozen Logistics Holdings Co. Ltd.	40,952	418,564
Chiyoda Co. Ltd.	46,548	265,431
Chiyoda Corp. *	296,631	706,288
Chiyoda Integre Co. Ltd.	21,266	437,303
Chofu Seisakusho Co. Ltd.	38,880	552,817
Chori Co. Ltd.	22,310	420,289
Chubu Shiryo Co. Ltd.	51,298	376,490
Chubu Steel Plate Co. Ltd.	35,028	465,350
Chudenko Corp.	49,644	816,346
Chugoku Marine Paints Ltd.	83,959	875,170
CI Takiron Corp.	75,000	298,813
Citizen Watch Co. Ltd.	407,768	2,391,415
CKD Corp.	114,150	1,860,096
CMK Corp.	89,671	455,528
COLOPL, Inc.	96,565	397,795
Colowide Co. Ltd.	138,790	2,097,317
Comforia Residential REIT, Inc.	1,322	2,843,684
Computer Engineering & Consulting Ltd.	48,316	586,649
Comture Corp.	43,674	595,279
Cosel Co. Ltd.	39,800	340,293
CRE Logistics REIT, Inc.	1,182	1,313,644
Create Restaurants Holdings, Inc.	195,822	1,384,205
Create SD Holdings Co. Ltd.	41,812	865,456
CTI Engineering Co. Ltd.	20,620	677,175
Curves Holdings Co. Ltd.	118,670	535,414
Cybozu, Inc.	47,192	664,618
Dai Nippon Toryo Co. Ltd.	47,540	315,465
Dai-Dan Co. Ltd.	50,752	508,086
Daido Metal Co. Ltd.	96,965	379,766
Daiei Kankyo Co. Ltd.	72,792	1,142,830
Daihen Corp.	38,058	1,500,850
Daiho Corp.	15,280	377,258
Daiichi Jitsugyo Co. Ltd.	51,720	670,312
Daiken Corp.	6,427	130,162
Daiki Aluminium Industry Co. Ltd.	52,504	428,669
Daikoku Denki Co. Ltd. (a)	19,920	465,543
Daikokutenbussan Co. Ltd.	9,873	411,389
Daikyonishikawa Corp.	112,845	587,754
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	23,973	359,510
Daiseki Co. Ltd.	88,151	2,337,416
Daishi Hokuetsu Financial Group, Inc.	81,721	2,177,974
Daito Pharmaceutical Co. Ltd.	26,648	350,596
Daiwa Industries Ltd.	50,607	493,627
Daiwabo Holdings Co. Ltd.	172,030	3,385,675
DCM Holdings Co. Ltd.	178,669	1,545,761
Demae-Can Co. Ltd. *	141,160	385,759
Denyo Co. Ltd.	31,803	464,670
Dexerials Corp.	90,091	2,823,361
Digital Arts, Inc.	18,891	615,282
Digital Garage, Inc.	61,599	1,289,606
dip Corp.	39,359	843,968
DKK Co. Ltd.	17,876	292,381
Doshisha Co. Ltd.	41,182	587,777
Doutor Nichires Holdings Co. Ltd.	49,176	730,147
DTS Corp.	73,667	1,751,544
Duskin Co. Ltd.	75,815	1,670,817
DyDo Group Holdings, Inc.	15,254	617,032
Eagle Industry Co. Ltd.	52,031	583,186
Earth Corp.	28,377	917,523
EDION Corp.	154,842	1,555,385
eGuarantee, Inc.	65,273	857,444
Ehime Bank Ltd.	63,945	436,003
Eiken Chemical Co. Ltd.	60,456	673,528
Eizo Corp.	36,589	1,206,557
Elan Corp.	62,242	429,023
SECURITY	NUMBER OF SHARES	VALUE ($)
Elecom Co. Ltd.	81,911	899,810
Elematec Corp.	30,490	364,432
EM Systems Co. Ltd.	70,541	339,261
en Japan, Inc.	56,186	983,592
Enplas Corp.	13,788	1,244,170
eRex Co. Ltd. (a)	68,594	305,770
ES-Con Japan Ltd.	74,123	458,772
ESCON Japan Reit Investment Corp.	612	490,146
ESPEC Corp.	35,941	574,239
euglena Co. Ltd. *	171,407	864,948
Exedy Corp.	54,267	935,315
FCC Co. Ltd.	66,292	819,710
Feed One Co. Ltd.	54,416	291,524
Ferrotec Holdings Corp.	89,020	1,798,645
FIDEA Holdings Co. Ltd.	35,369	351,214
Financial Partners Group Co. Ltd.	110,175	1,213,278
Fixstars Corp.	39,578	363,025
France Bed Holdings Co. Ltd.	60,751	514,083
Fuji Co. Ltd.	61,658	782,012
Fuji Corp.	163,410	2,770,017
Fuji Seal International, Inc.	77,659	879,892
Fuji Soft, Inc.	81,652	3,308,388
Fujibo Holdings, Inc.	21,054	525,513
Fujicco Co. Ltd.	41,462	542,973
Fujimi, Inc.	115,000	2,278,452
Fujimori Kogyo Co. Ltd.	29,138	765,726
Fujio Food Group, Inc. *	50,801	496,206
Fujita Kanko, Inc. *	15,791	424,056
Fujitec Co. Ltd.	145,928	3,384,768
Fujiya Co. Ltd.	21,376	361,629
Fukuda Corp.	9,576	338,125
Fukui Bank Ltd.	43,809	460,508
Fukuoka REIT Corp.	1,404	1,580,313
Fukushima Galilei Co. Ltd.	21,833	723,656
Fukuyama Transporting Co. Ltd.	56,835	1,409,005
FULLCAST Holdings Co. Ltd.	37,615	487,760
Funai Soken Holdings, Inc.	59,106	1,007,923
Furukawa Co. Ltd.	59,886	758,322
Furuno Electric Co. Ltd.	47,023	575,720
Furuya Metal Co. Ltd.	8,480	547,226
Fuso Chemical Co. Ltd.	37,404	1,109,457
Futaba Industrial Co. Ltd.	112,605	652,010
Future Corp.	70,985	866,215
Gakken Holdings Co. Ltd.	55,428	366,308
Gamecard-Joyco Holdings, Inc. (a)	20,604	318,325
Genky DrugStores Co. Ltd.	15,921	549,241
Geo Holdings Corp.	45,793	727,001
giftee, Inc. *(a)	44,761	574,973
Giken Ltd.	28,159	353,904
Global One Real Estate Investment Corp.	1,979	1,536,775
GLOBERIDE, Inc.	37,843	518,106
Glory Ltd.	95,128	1,782,423
GMO Financial Holdings, Inc.	87,600	429,601
Godo Steel Ltd.	16,900	521,284
Goldcrest Co. Ltd.	29,562	401,332
Gree, Inc.	134,185	515,555
gremz, Inc.	30,009	427,497
G-Tekt Corp.	41,150	485,444
Gunma Bank Ltd.	768,213	3,885,884
Gunze Ltd.	29,720	964,968
H.U. Group Holdings, Inc.	105,476	1,832,907
H2O Retailing Corp.	156,069	1,737,678
Hakuto Co. Ltd.	20,265	749,819
Halows Co. Ltd.	16,364	458,814
Hamakyorex Co. Ltd.	30,268	819,991
Hankyu Hanshin REIT, Inc.	1,304	1,246,357
Hanwa Co. Ltd.	71,726	2,212,403
Happinet Corp.	30,143	525,441
Hazama Ando Corp.	296,947	2,193,433

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care & Medical Investment Corp.	654	633,495
Heiwa Real Estate Co. Ltd.	61,143	1,668,834
Heiwa Real Estate REIT, Inc. (a)	1,910	1,749,342
Heiwado Co. Ltd.	57,547	903,873
Hibiya Engineering Ltd.	31,326	499,656
Hiday Hidaka Corp.	52,599	978,081
HI-LEX Corp.	51,909	533,714
Hioki EE Corp.	17,621	781,911
Hirata Corp.	16,062	693,175
HIS Co. Ltd. *(a)	79,203	922,566
Hitachi Zosen Corp.	317,545	1,935,320
Hochiki Corp.	28,060	313,750
Hogy Medical Co. Ltd.	35,370	819,442
Hokkaido Electric Power Co., Inc.	353,524	1,496,502
Hokkaido Gas Co. Ltd.	21,632	330,841
Hokkoku Financial Holdings, Inc.	40,552	1,242,605
Hokuetsu Corp. (a)	265,628	2,531,673
Hokuhoku Financial Group, Inc.	238,058	2,524,943
Hokuriku Electric Power Co. *	334,212	1,632,911
Hokuto Corp.	38,600	457,973
Honeys Holdings Co. Ltd. (a)	29,740	336,357
Hoosiers Holdings Co. Ltd.	48,480	346,953
Hoshino Resorts REIT, Inc.	499	2,042,108
Hosiden Corp.	98,762	1,207,845
Hosokawa Micron Corp.	21,252	610,958
Hulic REIT, Inc.	2,471	2,592,431
Hyakugo Bank Ltd.	394,099	1,442,199
Hyakujushi Bank Ltd.	49,908	876,728
Ichibanya Co. Ltd.	31,273	1,127,508
Ichigo Office REIT Investment Corp.	2,227	1,277,435
Ichigo, Inc.	367,119	871,639
Ichikoh Industries Ltd.	112,617	410,597
Ichiyoshi Securities Co. Ltd.	66,524	329,391
Icom, Inc.	17,672	389,696
Idec Corp.	48,820	932,908
IDOM, Inc.	103,599	646,114
Iino Kaiun Kaisha Ltd.	167,660	1,387,007
I'll, Inc.	37,402	903,204
Inaba Denki Sangyo Co. Ltd.	101,209	2,245,514
Inabata & Co. Ltd.	77,321	1,655,366
Inageya Co. Ltd.	45,967	466,713
Ines Corp.	35,631	401,537
Infocom Corp.	39,777	659,744
Infomart Corp.	397,335	1,185,272
Insource Co. Ltd.	78,919	509,809
Intage Holdings, Inc.	35,330	391,932
Integrated Design & Engineering Holdings Co. Ltd. *	27,023	598,643
Iriso Electronics Co. Ltd.	38,650	1,039,224
Ishihara Sangyo Kaisha Ltd.	65,715	610,320
Istyle, Inc. *	121,623	360,340
Itochu Enex Co. Ltd.	87,209	901,379
Itochu-Shokuhin Co. Ltd.	9,440	457,202
J Trust Co. Ltd. (a)	185,964	597,510
JAC Recruitment Co. Ltd.	26,272	472,891
Jaccs Co. Ltd.	47,557	1,727,474
JAFCO Group Co. Ltd.	97,652	1,124,912
Japan Display, Inc. *	1,207,844	236,936
Japan Elevator Service Holdings Co. Ltd.	140,026	2,225,867
Japan Excellent, Inc.	2,404	2,294,480
Japan Lifeline Co. Ltd.	126,691	997,520
Japan Material Co. Ltd.	109,829	1,929,353
Japan Petroleum Exploration Co. Ltd.	56,519	2,175,352
Japan Pulp & Paper Co. Ltd.	20,203	682,612
Japan Securities Finance Co. Ltd.	159,120	1,678,006
Japan Transcity Corp.	92,389	388,717
Japan Wool Textile Co. Ltd.	120,353	1,054,264
JCU Corp.	39,322	1,050,644
JINS Holdings, Inc.	29,861	948,337
SECURITY	NUMBER OF SHARES	VALUE ($)
JM Holdings Co. Ltd.	26,327	369,880
J-Oil Mills, Inc.	33,477	446,783
Joshin Denki Co. Ltd.	36,572	572,199
Joyful Honda Co. Ltd.	109,604	1,328,578
JSB Co. Ltd.	22,104	382,916
Juroku Financial Group, Inc.	64,455	1,669,853
JVCKenwood Corp.	288,937	1,499,068
K&O Energy Group, Inc.	26,940	398,902
Kaga Electronics Co. Ltd.	32,513	1,458,120
Kaken Pharmaceutical Co. Ltd.	61,084	1,395,757
Kameda Seika Co. Ltd.	26,562	698,031
Kamei Corp.	41,526	478,925
Kanamoto Co. Ltd.	52,259	912,018
Kanematsu Corp.	158,772	2,205,957
Kanto Denka Kogyo Co. Ltd.	85,759	481,483
Kappa Create Co. Ltd. *	44,931	502,695
Katakura Industries Co. Ltd.	37,950	430,494
Kato Sangyo Co. Ltd.	38,090	1,205,812
KAWADA TECHNOLOGIES, Inc.	9,424	446,227
KeePer Technical Laboratory Co. Ltd.	23,847	948,492
Keihanshin Building Co. Ltd.	64,395	617,662
Keiyo Bank Ltd.	220,958	1,047,733
Key Coffee, Inc.	30,667	428,987
KFC Holdings Japan Ltd.	27,764	568,107
KH Neochem Co. Ltd.	67,964	1,052,779
Kintetsu Department Store Co. Ltd.	16,696	298,492
Kisoji Co. Ltd.	43,788	737,822
Kissei Pharmaceutical Co. Ltd.	60,402	1,248,203
Ki-Star Real Estate Co. Ltd.	14,388	339,663
Kitz Corp.	148,574	1,148,714
Kiyo Bank Ltd.	117,427	1,263,749
Koa Corp.	56,747	621,459
Kohnan Shoji Co. Ltd.	44,929	1,124,479
Komatsu Matere Co. Ltd.	67,052	353,777
KOMEDA Holdings Co. Ltd.	60,711	1,136,316
Komehyo Holdings Co. Ltd.	21,588	582,650
Komeri Co. Ltd.	52,514	1,120,720
Komori Corp.	84,368	667,137
Konishi Co. Ltd.	44,693	780,582
Konoike Transport Co. Ltd.	55,304	736,589
Kosaido Holdings Co. Ltd.	180,200	774,018
Koshidaka Holdings Co. Ltd.	86,904	613,122
KPP Group Holdings Co. Ltd.	88,080	422,422
Krosaki Harima Corp.	7,740	587,954
Kumagai Gumi Co. Ltd.	64,511	1,483,664
Kumiai Chemical Industry Co. Ltd.	180,021	1,326,092
Kura Sushi, Inc.	37,766	938,817
Kurabo Industries Ltd.	33,199	574,220
Kureha Corp.	34,638	2,026,710
Kurimoto Ltd.	23,000	519,633
KYB Corp.	37,249	1,198,086
Kyoei Steel Ltd.	42,124	592,674
Kyokuto Kaihatsu Kogyo Co. Ltd.	58,059	746,184
Kyokuyo Co. Ltd.	17,722	459,128
Kyorin Pharmaceutical Co. Ltd.	76,425	945,006
Kyoritsu Maintenance Co. Ltd.	47,075	1,827,466
LEC, Inc.	53,416	359,154
Leopalace21 Corp. *	459,353	1,466,599
Life Corp.	38,981	897,827
Lintec Corp.	89,372	1,507,720
LITALICO, Inc.	35,706	517,107
M&A Capital Partners Co. Ltd.	24,373	373,752
Macromill, Inc.	72,201	386,804
Maeda Kosen Co. Ltd.	37,380	748,182
Makino Milling Machine Co. Ltd.	39,752	1,559,587
Management Solutions Co. Ltd.	31,372	619,440
Mandom Corp.	69,839	601,853
Mars Group Holdings Corp.	17,300	278,864
Marudai Food Co. Ltd.	39,329	430,175

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Maruha Nichiro Corp.	66,223	1,272,184
MARUKA FURUSATO Corp.	29,250	534,210
Marusan Securities Co. Ltd.	120,349	691,151
Maruwa Co. Ltd.	15,841	3,189,952
Maruzen Showa Unyu Co. Ltd.	29,049	734,895
Marvelous, Inc.	59,112	278,696
Matsuda Sangyo Co. Ltd.	24,734	427,807
Matsuya Co. Ltd.	75,152	436,673
Matsuyafoods Holdings Co. Ltd.	15,662	529,712
Max Co. Ltd.	72,987	1,389,288
Maxell Ltd.	70,801	794,048
MCJ Co. Ltd.	121,209	881,386
MEC Co. Ltd.	25,398	694,930
Medley, Inc. *	44,164	1,321,918
Megachips Corp.	30,807	881,480
Megmilk Snow Brand Co. Ltd.	79,645	1,165,300
Meidensha Corp.	77,631	1,284,967
Meiko Electronics Co. Ltd.	39,519	1,164,171
Meisei Industrial Co. Ltd.	90,133	682,849
MEITEC Group Holdings, Inc.	148,284	2,876,209
METAWATER Co. Ltd.	41,062	569,121
Micronics Japan Co. Ltd.	62,837	1,630,060
Mie Kotsu Group Holdings, Inc.	116,365	450,237
Milbon Co. Ltd.	35,700	892,530
Mimasu Semiconductor Industry Co. Ltd.	28,928	543,201
Mirai Corp.	3,157	943,886
MIRAIT ONE Corp.	158,903	1,984,742
Mirarth Holdings, Inc.	178,366	562,239
Miroku Jyoho Service Co. Ltd.	33,673	395,644
Mitani Sekisan Co. Ltd.	19,647	583,423
Mitsuba Corp.	68,680	433,446
Mitsubishi Estate Logistics REIT Investment Corp.	927	2,401,603
Mitsubishi Logisnext Co. Ltd.	124,855	1,118,193
Mitsubishi Pencil Co. Ltd.	81,767	1,044,246
Mitsubishi Research Institute, Inc.	12,064	392,110
Mitsubishi Shokuhin Co. Ltd.	33,029	1,085,811
Mitsuboshi Belting Ltd.	37,047	1,118,915
Mitsui DM Sugar Holdings Co. Ltd.	30,887	630,965
Mitsui E&S Co. Ltd.	158,025	580,428
Mitsui-Soko Holdings Co. Ltd.	41,650	1,362,179
Mitsuuroko Group Holdings Co. Ltd.	80,459	714,054
MIXI, Inc.	75,800	1,239,278
Miyazaki Bank Ltd.	27,692	495,641
Mizuho Leasing Co. Ltd.	80,981	2,716,987
Mizuno Corp.	36,783	1,006,441
Mochida Pharmaceutical Co. Ltd.	47,723	1,083,036
Modec, Inc. *	44,190	570,030
Monex Group, Inc.	338,143	1,511,905
Monogatari Corp.	56,175	1,474,340
Mori Trust Reit, Inc.	4,861	2,423,348
Morita Holdings Corp.	75,339	777,673
MOS Food Services, Inc.	47,342	1,067,985
m-up Holdings, Inc.	42,279	291,136
Musashi Seimitsu Industry Co. Ltd.	86,825	947,919
Musashino Bank Ltd.	60,861	1,175,764
Nachi-Fujikoshi Corp.	33,418	855,597
Nafco Co. Ltd.	35,340	446,785
Nagaileben Co. Ltd.	47,378	728,128
Nagatanien Holdings Co. Ltd.	21,166	310,543
Nagawa Co. Ltd.	18,814	851,393
Nakanishi, Inc.	135,852	2,203,626
Nanto Bank Ltd.	59,235	996,098
NEC Capital Solutions Ltd.	15,164	345,161
Neturen Co. Ltd.	66,527	451,358
Nextage Co. Ltd.	73,655	1,140,436
Nichias Corp.	106,277	2,268,096
Nichiban Co. Ltd.	23,635	281,059
SECURITY	NUMBER OF SHARES	VALUE ($)
Nichicon Corp.	118,580	1,179,904
Nichiden Corp.	23,254	416,994
Nichiha Corp.	54,833	1,029,637
Nichireki Co. Ltd.	42,669	659,799
Nihon Nohyaku Co. Ltd.	70,788	286,341
Nihon Parkerizing Co. Ltd.	175,425	1,369,368
Nikkiso Co. Ltd.	106,760	726,489
Nikkon Holdings Co. Ltd.	98,510	2,143,651
Nippn Corp.	96,792	1,488,856
Nippon Carbon Co. Ltd.	18,689	587,211
Nippon Ceramic Co. Ltd.	34,128	677,320
Nippon Chemi-Con Corp. *	40,048	375,192
Nippon Denko Co. Ltd.	215,325	441,326
Nippon Densetsu Kogyo Co. Ltd.	66,545	911,064
Nippon Fine Chemical Co. Ltd.	26,222	474,474
Nippon Gas Co. Ltd.	203,392	3,077,674
Nippon Kanzai Holdings Co. Ltd.	34,227	576,026
Nippon Light Metal Holdings Co. Ltd.	116,203	1,327,608
Nippon Paper Industries Co. Ltd. *	183,719	1,661,530
Nippon Parking Development Co. Ltd., Class C	293,556	405,083
Nippon Pillar Packing Co. Ltd.	30,716	955,752
NIPPON REIT Investment Corp.	855	2,024,216
Nippon Road Co. Ltd.	33,212	426,172
Nippon Seiki Co. Ltd.	91,731	781,204
Nippon Sheet Glass Co. Ltd. *	179,019	779,844
Nippon Signal Company Ltd.	110,775	717,095
Nippon Soda Co. Ltd.	48,952	1,768,212
Nippon Thompson Co. Ltd.	124,852	498,276
Nippon Yakin Kogyo Co. Ltd.	25,313	715,719
Nishimatsu Construction Co. Ltd.	52,412	1,387,632
Nishimatsuya Chain Co. Ltd.	87,987	1,283,782
Nishi-Nippon Financial Holdings, Inc.	276,600	3,055,351
Nishio Holdings Co. Ltd.	30,212	743,881
Nissan Shatai Co. Ltd.	129,641	785,730
Nissei ASB Machine Co. Ltd.	15,307	516,152
Nissha Co. Ltd.	78,343	781,655
Nisshin Oillio Group Ltd.	44,363	1,255,854
Nisshinbo Holdings, Inc.	254,537	1,870,697
Nissin Corp.	20,552	348,940
Nissui Corp.	558,176	2,784,178
Nitta Corp.	34,895	883,970
Nittetsu Mining Co. Ltd.	24,779	947,011
Nitto Boseki Co. Ltd.	51,672	1,571,114
Nitto Kogyo Corp.	47,763	1,159,869
Nittoku Co. Ltd.	29,840	436,796
Nohmi Bosai Ltd.	42,425	540,949
Nojima Corp.	124,986	1,180,238
Nomura Co. Ltd.	149,056	846,938
Nomura Micro Science Co. Ltd.	15,542	1,201,644
Noritake Co. Ltd.	25,534	1,198,674
Noritsu Koki Co. Ltd.	40,337	816,645
Noritz Corp.	63,937	647,868
North Pacific Bank Ltd.	531,380	1,311,961
NPR-RIKEN Corp.	48,068	637,287
NS United Kaiun Kaisha Ltd.	18,927	622,856
NSD Co. Ltd.	132,472	2,509,024
NTN Corp.	847,329	1,587,076
NTT UD REIT Investment Corp.	2,608	2,249,264
Obara Group, Inc.	19,407	485,717
Ogaki Kyoritsu Bank Ltd.	75,426	967,857
Ohsho Food Service Corp.	21,621	1,171,470
Oiles Corp.	52,303	691,312
Oisix ra daichi, Inc. *(a)	46,632	439,398
Oita Bank Ltd.	27,872	498,108
Okabe Co. Ltd.	72,249	343,566
Okamoto Industries, Inc.	26,568	979,441
Okamura Corp.	132,637	1,911,925
Okasan Securities Group, Inc.	377,510	1,823,263

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Oki Electric Industry Co. Ltd.	161,069	1,041,580
Okinawa Cellular Telephone Co.	41,488	941,538
Okinawa Electric Power Co., Inc.	83,308	610,856
Okinawa Financial Group, Inc.	38,481	624,192
Okumura Corp.	67,165	2,051,273
Okuwa Co. Ltd.	49,122	275,789
One REIT, Inc.	459	825,570
Onoken Co. Ltd.	35,455	404,590
Onward Holdings Co. Ltd.	206,122	698,530
Open Up Group, Inc.	109,397	1,597,647
Optex Group Co. Ltd.	63,788	738,696
Organo Corp.	51,791	2,122,998
Oriental Shiraishi Corp.	216,836	484,025
Osaka Organic Chemical Industry Ltd. (a)	28,899	521,740
Osaka Soda Co. Ltd.	41,134	2,704,518
OSAKA Titanium Technologies Co. Ltd.	35,592	698,671
Osaki Electric Co. Ltd.	72,226	320,983
Outsourcing, Inc.	198,277	1,609,446
Oyo Corp.	35,963	508,666
Pacific Industrial Co. Ltd.	77,797	735,160
Pacific Metals Co. Ltd. *	27,364	228,411
Pack Corp.	21,680	471,480
PAL GROUP Holdings Co. Ltd.	81,158	1,282,410
Paramount Bed Holdings Co. Ltd.	79,072	1,477,836
Pasona Group, Inc.	35,497	563,063
Pharma Foods International Co. Ltd.	48,032	416,850
PHC Holdings Corp.	63,310	635,948
PIA Corp. *	12,062	270,474
Pilot Corp.	68,983	2,085,332
Piolax, Inc.	46,913	718,760
PKSHA Technology, Inc. *	30,980	656,964
Premium Group Co. Ltd.	71,621	857,020
Press Kogyo Co. Ltd.	144,343	605,355
Pressance Corp.	36,420	370,519
Prestige International, Inc.	161,669	711,919
Prima Meat Packers Ltd.	56,406	858,481
Procrea Holdings, Inc.	53,369	684,824
Proto Corp.	40,589	367,905
Qol Holdings Co. Ltd.	41,233	475,824
Raito Kogyo Co. Ltd.	83,691	1,120,900
Raiznext Corp.	84,356	792,005
Raksul, Inc. *	92,451	894,274
Raysum Co. Ltd. (a)	17,920	380,619
Remixpoint, Inc. (a)	240,037	365,328
RENOVA, Inc. *	94,726	675,996
Restar Holdings Corp.	48,328	877,086
Retail Partners Co. Ltd.	62,330	749,638
Rheon Automatic Machinery Co. Ltd.	38,597	407,809
Ricoh Leasing Co. Ltd.	25,606	803,679
Riken Keiki Co. Ltd.	33,364	1,496,285
Riken Technos Corp.	90,828	533,288
Riken Vitamin Co. Ltd.	30,198	460,216
Ringer Hut Co. Ltd.	48,475	758,103
Riso Kagaku Corp.	43,398	810,511
Riso Kyoiku Co. Ltd.	179,419	292,488
Rock Field Co. Ltd.	38,915	418,803
Roland Corp.	23,954	735,625
Roland DG Corp.	22,311	545,569
Rorze Corp.	19,532	1,923,671
Round One Corp.	365,149	1,457,286
Royal Holdings Co. Ltd.	77,920	1,410,450
RS Technologies Co. Ltd.	28,180	545,548
Ryobi Ltd.	49,862	983,175
RYODEN Corp.	25,758	454,056
Ryosan Co. Ltd.	44,983	1,504,657
Ryoyo Electro Corp.	28,872	724,559
S Foods, Inc.	35,506	769,755
Sagami Holdings Corp.	45,378	423,591
SECURITY	NUMBER OF SHARES	VALUE ($)
Saibu Gas Holdings Co. Ltd.	43,525	551,441
Saizeriya Co. Ltd.	48,267	1,874,066
Sakai Chemical Industry Co. Ltd.	27,104	345,595
Sakai Moving Service Co. Ltd.	34,162	603,586
Sakata INX Corp.	91,014	804,649
Sakata Seed Corp.	61,574	1,659,772
Sala Corp.	102,330	492,148
SAMTY Co. Ltd. (a)	52,922	838,390
Samty Residential Investment Corp.	809	615,636
San ju San Financial Group, Inc.	42,271	534,124
San-A Co. Ltd.	34,479	1,072,841
San-Ai Obbli Co. Ltd.	101,682	1,112,184
Sangetsu Corp.	107,554	2,086,548
San-In Godo Bank Ltd.	294,328	1,907,304
Sankei Real Estate, Inc.	826	517,944
Sanki Engineering Co. Ltd.	96,535	1,142,735
Sankyo Tateyama, Inc.	60,748	336,131
Sansan, Inc. *	151,298	1,582,215
Sanyo Chemical Industries Ltd.	19,670	570,135
Sanyo Denki Co. Ltd.	16,325	672,501
Sanyo Electric Railway Co. Ltd.	32,250	463,130
Sanyo Special Steel Co. Ltd.	44,674	790,524
Sato Holdings Corp.	43,822	604,411
SBI Sumishin Net Bank Ltd. (a)	83,544	940,354
SBS Holdings, Inc.	32,480	550,799
Seikagaku Corp.	79,790	427,461
Seikitokyu Kogyo Co. Ltd.	50,564	569,138
Seiko Group Corp.	51,700	876,034
Seiren Co. Ltd.	83,032	1,303,035
Sekisui Jushi Corp.	50,414	854,584
Senko Group Holdings Co. Ltd.	207,269	1,481,945
Senshu Electric Co. Ltd.	23,961	550,259
Senshu Ikeda Holdings, Inc.	533,466	1,234,115
Septeni Holdings Co. Ltd. *	193,000	587,479
Seria Co. Ltd.	94,700	1,533,546
Shibaura Machine Co. Ltd.	43,876	1,132,255
Shibaura Mechatronics Corp.	18,316	830,096
Shibusawa Warehouse Co. Ltd.	18,100	346,855
Shibuya Corp.	41,353	709,660
Shiga Bank Ltd.	90,131	2,283,225
Shikoku Bank Ltd.	65,645	444,486
Shikoku Kasei Holdings Corp.	59,080	698,162
Shima Seiki Manufacturing Ltd.	54,938	570,060
Shin Nippon Air Technologies Co. Ltd.	24,661	372,830
Shin Nippon Biomedical Laboratories Ltd.	36,264	404,010
Shindengen Electric Manufacturing Co. Ltd.	15,017	310,325
Shin-Etsu Polymer Co. Ltd.	63,779	616,499
Shinko Shoji Co. Ltd.	57,800	472,300
Shinmaywa Industries Ltd.	108,203	866,590
Shinnihon Corp.	47,087	353,865
Shinwa Co. Ltd.	21,619	365,447
Shizuoka Gas Co. Ltd.	107,897	744,444
Shochiku Co. Ltd.	19,376	1,229,128
Shoei Co. Ltd.	91,798	1,232,584
Shoei Foods Corp.	24,324	742,875
Showa Sangyo Co. Ltd.	50,778	1,051,041
SIGMAXYZ Holdings, Inc.	37,900	339,943
Siix Corp.	64,747	664,835
Simplex Holdings, Inc.	59,504	1,054,557
Sinanen Holdings Co. Ltd.	18,548	510,012
Sinfonia Technology Co. Ltd.	49,695	693,817
Sinko Industries Ltd.	37,947	636,322
Sintokogio Ltd.	96,165	707,081
SKY Perfect JSAT Holdings, Inc.	234,268	1,074,399
Snow Peak, Inc. (a)	55,535	380,163
Sodick Co. Ltd.	89,390	454,100
Softcreate Holdings Corp.	27,576	316,172

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Solasto Corp.	91,403	362,929
Sosei Group Corp. *(a)	149,344	1,403,178
SOSiLA Logistics REIT, Inc.	1,349	1,105,042
Sparx Group Co. Ltd.	38,275	385,507
S-Pool, Inc. (a)	112,180	301,251
SRA Holdings	14,896	362,236
SRE Holdings Corp. *	18,572	348,488
St. Marc Holdings Co. Ltd.	25,765	348,216
Star Asia Investment Corp.	3,292	1,284,868
Star Micronics Co. Ltd.	65,686	833,988
Starts Corp., Inc.	54,999	1,037,591
Starts Proceed Investment Corp.	467	648,528
Starzen Co. Ltd.	28,040	467,159
Stella Chemifa Corp.	16,462	361,343
Strike Co. Ltd.	28,136	738,443
Sumida Corp.	68,116	544,615
Sumitomo Densetsu Co. Ltd.	29,133	503,893
Sumitomo Mitsui Construction Co. Ltd.	281,691	758,366
Sumitomo Osaka Cement Co. Ltd.	63,213	1,542,750
Sumitomo Riko Co. Ltd.	68,296	477,682
Sumitomo Seika Chemicals Co. Ltd.	18,172	620,750
Sumitomo Warehouse Co. Ltd.	97,152	1,602,826
Sun Corp.	34,600	515,835
Sun Frontier Fudousan Co. Ltd.	46,535	491,052
Suruga Bank Ltd.	356,611	1,811,580
SWCC Corp.	42,149	764,376
Systena Corp.	525,514	1,052,201
T Hasegawa Co. Ltd.	40,342	878,691
Tachibana Eletech Co. Ltd.	35,490	697,389
Tachi-S Co. Ltd.	53,522	637,188
Tadano Ltd.	222,257	1,735,690
Taihei Dengyo Kaisha Ltd.	31,014	812,928
Taikisha Ltd.	54,733	1,566,074
Taiyo Holdings Co. Ltd.	63,232	1,278,883
Takamatsu Construction Group Co. Ltd.	27,501	490,548
Takaoka Toko Co. Ltd.	21,288	297,933
Takara Leben Real Estate Investment Corp.	1,252	859,593
Takara Standard Co. Ltd.	87,848	1,055,947
Takasago International Corp.	27,876	662,794
Takasago Thermal Engineering Co. Ltd.	111,958	2,271,195
Takatori Corp. (a)	9,920	344,232
Takeuchi Manufacturing Co. Ltd.	66,133	1,934,760
Takuma Co. Ltd.	141,368	1,560,609
Tama Home Co. Ltd. (a)	24,657	580,420
Tamron Co. Ltd.	23,443	700,111
Tamura Corp.	143,096	550,760
Tanseisha Co. Ltd.	82,431	496,253
Tatsuta Electric Wire & Cable Co. Ltd. *	64,640	298,638
Tayca Corp.	33,812	303,047
TechMatrix Corp.	45,613	535,317
Teikoku Electric Manufacturing Co. Ltd.	31,083	633,918
Teikoku Sen-I Co. Ltd.	42,316	580,777
Tekken Corp.	26,528	350,453
Tenma Corp.	26,842	424,141
T-Gaia Corp.	40,392	501,365
TKC Corp.	55,263	1,323,307
Toa Corp. (c)	38,652	274,526
Toa Corp. (c)	35,267	852,839
Toagosei Co. Ltd.	220,506	2,028,533
TOC Co. Ltd.	92,389	374,968
Tocalo Co. Ltd.	100,268	975,313
Tochigi Bank Ltd.	186,836	401,893
Toei Co. Ltd.	12,930	1,549,833
Toenec Corp.	14,510	416,647
Toho Bank Ltd.	365,499	719,452
Toho Holdings Co. Ltd.	95,699	2,090,897
Toho Titanium Co. Ltd. (a)	65,110	806,415
Toho Zinc Co. Ltd.	26,499	214,738
SECURITY	NUMBER OF SHARES	VALUE ($)
Tokai Corp.	33,647	435,851
TOKAI Holdings Corp.	233,782	1,488,070
Tokai Rika Co. Ltd.	96,040	1,609,816
Tokai Tokyo Financial Holdings, Inc.	425,969	1,593,404
Token Corp.	14,111	773,153
Tokushu Tokai Paper Co. Ltd.	13,430	337,487
Tokuyama Corp.	138,189	2,244,339
Tokyo Electron Device Ltd.	35,773	1,179,649
Tokyo Kiraboshi Financial Group, Inc.	50,829	1,478,437
Tokyo Steel Manufacturing Co. Ltd.	148,463	1,801,621
Tokyotokeiba Co. Ltd.	28,793	858,911
Tokyu Construction Co. Ltd.	132,128	704,278
Tokyu REIT, Inc.	1,798	2,194,062
TOMONY Holdings, Inc.	280,400	929,387
Tomy Co. Ltd.	171,212	2,407,171
Tonami Holdings Co. Ltd.	12,936	405,139
Topcon Corp.	201,909	2,071,877
Topre Corp.	82,587	1,118,403
Topy Industries Ltd.	35,976	672,383
Toridoll Holdings Corp.	84,881	2,383,340
Torii Pharmaceutical Co. Ltd.	24,570	608,288
Torishima Pump Manufacturing Co. Ltd.	43,432	645,450
Tosei Corp.	51,257	624,438
Tosei REIT Investment Corp.	605	550,428
Totech Corp.	15,420	494,929
Totetsu Kogyo Co. Ltd.	53,583	1,051,834
Towa Corp.	47,885	2,286,793
Towa Pharmaceutical Co. Ltd.	51,151	854,622
Toyo Construction Co. Ltd.	140,354	1,262,697
Toyo Corp.	35,944	337,473
Toyo Gosei Co. Ltd. (a)	13,240	600,047
Toyo Ink SC Holdings Co. Ltd.	69,575	1,255,160
Toyo Kanetsu KK	14,036	352,716
Toyo Tanso Co. Ltd.	27,593	856,711
Toyobo Co. Ltd.	170,938	1,216,402
TPR Co. Ltd.	49,241	575,897
Trancom Co. Ltd.	11,657	596,117
Transaction Co. Ltd.	39,956	570,819
Transcosmos, Inc.	45,337	950,686
TRE Holdings Corp.	61,796	469,003
Tri Chemical Laboratories, Inc.	51,446	1,221,466
Trusco Nakayama Corp.	75,384	1,212,079
TSI Holdings Co. Ltd.	137,292	718,801
Tsubaki Nakashima Co. Ltd.	81,159	407,346
Tsubakimoto Chain Co.	62,820	1,604,123
Tsuburaya Fields Holdings, Inc.	68,448	521,341
Tsugami Corp.	81,857	681,057
Tsukishima Holdings Co. Ltd.	67,539	606,702
Tsurumi Manufacturing Co. Ltd.	39,445	951,205
TV Asahi Holdings Corp.	39,183	443,951
UACJ Corp.	54,684	1,281,700
Uchida Yoko Co. Ltd.	17,044	830,093
Union Tool Co.	17,748	406,379
Unipres Corp.	73,929	495,077
United Arrows Ltd.	50,920	674,754
United Super Markets Holdings, Inc.	108,824	744,215
Universal Entertainment Corp.	43,220	631,482
Usen-Next Holdings Co. Ltd.	31,308	799,457
UT Group Co. Ltd. *	53,698	804,553
Valor Holdings Co. Ltd.	73,822	1,183,968
Valqua Ltd.	28,471	752,050
Vector, Inc.	45,454	336,059
Vision, Inc. *	51,095	401,613
Vital KSK Holdings, Inc.	59,828	433,428
VT Holdings Co. Ltd.	162,554	576,171
Wacoal Holdings Corp.	99,812	2,197,640
Wacom Co. Ltd.	274,513	1,277,539
Wakita & Co. Ltd.	85,729	861,146
Warabeya Nichiyo Holdings Co. Ltd.	25,730	606,548

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Weathernews, Inc.	10,837	430,299
Wellneo Sugar Co. Ltd.	25,680	358,532
West Holdings Corp.	41,940	879,453
WingArc1st, Inc.	36,819	818,145
World Co. Ltd.	35,719	393,831
W-Scope Corp. *(a)	97,513	606,838
Yahagi Construction Co. Ltd.	47,548	413,615
YAKUODO Holdings Co. Ltd.	21,387	392,195
YAMABIKO Corp.	62,010	623,309
Yamae Group Holdings Co. Ltd.	38,024	891,218
Yamagata Bank Ltd.	63,767	456,788
YA-MAN Ltd.	52,217	374,757
Yamanashi Chuo Bank Ltd.	59,885	726,714
Yamazen Corp.	121,615	987,168
Yellow Hat Ltd.	61,446	739,006
Yodogawa Steel Works Ltd.	51,840	1,369,332
Yokogawa Bridge Holdings Corp.	57,618	1,061,666
Yokorei Co. Ltd.	82,387	618,035
Yokowo Co. Ltd.	42,396	449,096
Yondoshi Holdings, Inc.	37,944	501,779
Yonex Co. Ltd.	74,747	696,732
Yoshinoya Holdings Co. Ltd.	124,888	2,762,429
Yuasa Trading Co. Ltd.	30,398	910,902
Yurtec Corp.	65,140	441,948
Zenrin Co. Ltd.	62,543	378,215
ZERIA Pharmaceutical Co. Ltd.	72,306	990,915
ZIGExN Co. Ltd.	101,560	369,596
Zojirushi Corp.	84,490	889,278
Zuken, Inc.	28,179	808,191
		701,934,475

Netherlands 1.4%
Alfen NV *	42,963	2,170,871
AMG Critical Materials NV	62,935	1,498,345
APERAM SA	83,729	2,789,121
Arcadis NV	141,171	7,094,724
Basic-Fit NV *(a)	102,960	2,941,053
Brunel International NV	39,370	456,199
Corbion NV	117,528	2,224,875
Eurocommercial Properties NV	98,909	2,313,797
Flow Traders Ltd.	50,982	949,544
Fugro NV *	220,751	4,068,151
Galapagos NV *	95,289	3,546,412
Just Eat Takeaway.com NV *	389,242	6,088,529
Koninklijke BAM Groep NV	543,531	1,487,362
NSI NV	35,665	673,214
PostNL NV	748,300	1,175,717
SBM Offshore NV	307,898	4,101,920
Sligro Food Group NV	64,916	1,104,946
TKH Group NV	79,851	3,185,307
TomTom NV *	133,743	885,777
Van Lanschot Kempen NV	71,890	2,266,893
Vastned Retail NV	33,082	698,092
Wereldhave NV	77,780	1,304,387
		53,025,236

New Zealand 0.6%
Argosy Property Ltd.	1,656,433	1,130,521
Chorus Ltd.	856,794	4,056,309
Freightways Group Ltd.	328,765	1,665,106
Genesis Energy Ltd.	1,082,982	1,585,302
Goodman Property Trust	2,161,557	2,863,759
Heartland Group Holdings Ltd.	1,161,826	1,162,515
Oceania Healthcare Ltd.	1,438,307	657,394
Precinct Properties New Zealand Ltd.	2,520,565	1,774,783
Scales Corp. Ltd.	214,070	399,305
SKY Network Television Ltd.	274,725	468,328
SECURITY	NUMBER OF SHARES	VALUE ($)
Stride Property Group	1,000,881	803,652
Summerset Group Holdings Ltd.	443,253	2,548,847
Vector Ltd.	492,127	1,115,541
Vital Healthcare Property Trust	1,010,405	1,282,477
		21,513,839

Norway 2.1%
Aker Carbon Capture ASA *	660,860	621,081
Aker Solutions ASA	522,289	1,989,571
Atea ASA *	161,454	1,821,428
Austevoll Seafood ASA	171,146	1,182,912
Bakkafrost P	99,372	4,817,036
Bonheur ASA	38,377	646,571
Borr Drilling Ltd. *	431,759	2,751,869
Borregaard ASA	194,388	3,109,112
BW Energy Ltd. *	152,779	351,516
BW LPG Ltd.	151,593	2,216,486
BW Offshore Ltd.	173,866	365,837
Crayon Group Holding ASA *(a)	160,530	1,259,958
DNO ASA	1,056,035	1,031,659
Elkem ASA	516,567	836,759
Entra ASA	136,769	1,308,205
Europris ASA	321,592	2,136,229
FLEX LNG Ltd.	57,672	1,666,147
Grieg Seafood ASA	112,073	686,238
Hafnia Ltd.	480,898	2,957,986
Hexagon Composites ASA *	241,897	580,797
Hoegh Autoliners ASA	126,899	1,027,784
Kahoot! ASA *	154,027	505,002
Leroy Seafood Group ASA	554,586	2,174,343
MPC Container Ships ASA	720,084	926,259
NEL ASA *	2,840,554	2,087,697
Nordic Semiconductor ASA *	367,783	3,364,327
Protector Forsikring ASA	131,316	2,351,281
Scatec ASA	233,365	1,551,249
Seadrill Ltd. *	62,523	2,787,166
Sparebank 1 Oestlandet	109,969	1,277,333
SpareBank 1 SMN	255,509	3,057,916
SpareBank 1 SR-Bank ASA	348,207	3,837,810
Stolt-Nielsen Ltd.	42,626	1,237,794
Storebrand ASA	809,913	7,010,510
Subsea 7 SA	463,706	6,530,465
TGS ASA	234,078	2,996,879
Veidekke ASA	212,908	2,054,258
Wallenius Wilhelmsen ASA	207,165	1,812,415
Wilh Wilhelmsen Holding ASA, Class A	24,826	771,580
		79,699,465

Poland 1.0%
Alior Bank SA *	182,525	3,530,425
AmRest Holdings SE *	141,940	867,950
Asseco Poland SA	107,826	2,064,509
Bank Handlowy w Warszawie SA	63,975	1,553,581
Bank Millennium SA *	1,212,743	2,414,697
CCC SA *	93,217	1,268,513
CD Projekt SA	127,826	3,486,964
Cyfrowy Polsat SA *	270,317	869,160
Enea SA *	519,082	1,117,452
Grupa Azoty SA *	89,260	484,971
Grupa Kety SA	18,819	3,412,204
Jastrzebska Spolka Weglowa SA *	100,214	993,036
KRUK SA	34,287	3,925,143
mBank SA *	25,234	3,567,953
Orange Polska SA	1,295,346	2,606,761
PGE Polska Grupa Energetyczna SA *	1,723,470	3,631,586

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tauron Polska Energia SA *	1,837,632	1,897,386
Warsaw Stock Exchange	56,701	570,669
		38,262,960

Portugal 0.4%
Altri SGPS SA (a)	138,548	719,568
Banco Comercial Portugues SA, Class R *	15,202,689	5,112,316
Corticeira Amorim SGPS SA	65,966	651,378
CTT-Correios de Portugal SA	186,444	724,208
Greenvolt-Energias Renovaveis SA *(a)	125,622	974,541
Navigator Co. SA	488,152	2,007,988
NOS SGPS SA	368,169	1,368,222
REN - Redes Energeticas Nacionais SGPS SA	779,550	2,071,131
Semapa-Sociedade de Investimento e Gestao	29,609	438,075
Sonae SGPS SA	1,834,135	1,858,138
		15,925,565

Republic of Korea 5.9%
AbClon, Inc. *	23,199	217,038
ABLBio, Inc. *	47,039	720,816
Advanced Nano Products Co. Ltd.	14,732	1,455,900
Advanced Process Systems Corp.	24,494	401,541
AfreecaTV Co. Ltd.	13,962	721,827
Ahnlab, Inc.	11,223	601,100
Amicogen, Inc. *	35,019	340,378
Ananti, Inc. *	84,941	425,314
Asiana Airlines, Inc. *	62,452	507,303
BH Co. Ltd.	48,203	808,894
Binex Co. Ltd. *	41,517	252,613
Binggrae Co. Ltd.	9,459	410,576
Bioneer Corp. *	43,501	1,009,848
BNC Korea Co. Ltd. *	86,895	224,621
Boryung	51,461	379,730
Bukwang Pharmaceutical Co. Ltd. *	67,944	319,142
Caregen Co. Ltd.	30,571	669,403
Cellivery Therapeutics, Inc. *(b)	45,216	117,057
Chabiotech Co. Ltd. *	86,242	1,110,989
Chong Kun Dang Pharmaceutical Corp.	15,944	1,529,952
Chunbo Co. Ltd.	8,131	679,395
CJ CGV Co. Ltd. *	119,549	515,206
Classys, Inc.	49,413	1,597,118
CMG Pharmaceutical Co. Ltd. *	184,240	311,315
Com2uSCorp	18,514	709,621
Cosmax, Inc. *	14,875	1,276,334
Cosmochemical Co. Ltd. *	51,469	1,496,018
Creative & Innovative System *	100,681	909,145
CrystalGenomics Invites Co. Ltd. *	145,994	299,875
CS Wind Corp.	37,752	1,565,502
Daeduck Electronics Co. Ltd.	63,661	1,315,014
Daejoo Electronic Materials Co. Ltd.	18,836	1,265,807
Daesang Corp.	38,354	587,432
Daewoong Co. Ltd.	38,741	501,472
Daewoong Pharmaceutical Co. Ltd.	9,266	753,403
Daishin Securities Co. Ltd.	57,255	639,939
Danal Co. Ltd. *	94,373	270,651
Daou Technology, Inc.	45,310	620,218
Dawonsys Co. Ltd. *	50,661	557,599
DB HiTek Co. Ltd.	69,212	3,320,717
Dentium Co. Ltd.	13,188	1,284,914
DIO Corp. *	21,701	364,164
Dong-A Socio Holdings Co. Ltd.	5,882	414,884
Dong-A ST Co. Ltd.	8,926	404,737
Dongjin Semichem Co. Ltd.	57,026	1,699,531
DongKook Pharmaceutical Co. Ltd.	44,848	502,656
SECURITY	NUMBER OF SHARES	VALUE ($)
Dongkuk Steel Mill Co. Ltd. *	61,472	526,025
Doosan Co. Ltd.	11,016	786,400
Doosan Fuel Cell Co. Ltd. *	56,146	1,057,511
Doosan Tesna, Inc.	18,477	907,989
DoubleUGames Co. Ltd.	17,134	596,964
Douzone Bizon Co. Ltd.	35,528	809,614
Duk San Neolux Co. Ltd. *	23,619	843,961
Ecopro HN Co. Ltd.	21,126	1,177,351
Enchem Co. Ltd. *	15,126	719,867
Enplus Co. Ltd. *	142,589	445,953
Eo Technics Co. Ltd.	15,755	1,927,015
Eoflow Co. Ltd. *	46,272	297,326
ESR Kendall Square REIT Co. Ltd.	237,049	636,651
Eubiologics Co. Ltd. *	68,398	474,489
Eugene Investment & Securities Co. Ltd.	112,411	350,263
Eugene Technology Co. Ltd.	26,132	876,029
Foosung Co. Ltd.	99,278	917,253
GC Cell Corp.	15,996	393,034
GemVax & Kael Co. Ltd. *	65,299	675,184
GeneOne Life Science, Inc. *	139,651	316,614
Genexine, Inc. *	58,156	438,148
GOLFZON Co. Ltd.	5,956	411,793
Grand Korea Leisure Co. Ltd. *	37,912	385,541
Green Cross Holdings Corp.	55,631	636,017
HAESUNG DS Co. Ltd.	21,459	958,058
Han Kuk Carbon Co. Ltd.	59,632	572,678
Hana Micron, Inc.	68,347	1,586,632
Hana Tour Service, Inc. *	21,243	892,432
Hanall Biopharma Co. Ltd. *	72,964	1,931,342
Hancom, Inc. *	31,407	365,642
Handsome Co. Ltd.	29,616	435,924
Hanil Cement Co. Ltd.	32,492	319,090
Hanjin Transportation Co. Ltd.	31,261	606,974
Hankook & Co. Co. Ltd.	51,357	581,580
Hanmi Semiconductor Co. Ltd.	86,946	4,286,142
Hansae Co. Ltd.	25,563	411,140
Hansol Chemical Co. Ltd.	15,485	2,412,499
Hanssem Co. Ltd.	14,626	583,838
Hanwha General Insurance Co. Ltd. *	150,430	471,642
Hanwha Investment & Securities Co. Ltd. *	196,436	417,949
Hanwha Systems Co. Ltd.	115,611	1,442,729
Harim Holdings Co. Ltd.	82,082	451,080
HD Hyundai Construction Equipment Co. Ltd.	22,622	853,048
HD Hyundai Electric Co. Ltd.	42,897	2,796,293
HDC Holdings Co. Ltd.	72,619	383,316
HDC Hyundai Development Co-Engineering & Construction, Class E	88,624	1,058,556
HK inno N Corp.	28,564	876,746
HL Holdings Corp.	13,521	348,990
HLB Life Science Co. Ltd. *	170,871	1,255,557
HLB Therapeutics Co. Ltd. *	121,038	353,221
HPSP Co. Ltd.	62,694	2,254,778
Hugel, Inc. *	10,718	1,266,072
Humasis Co. Ltd. *	218,468	342,904
Humedix Co. Ltd.	12,681	338,121
Huons Co. Ltd.	12,474	361,607
Hyosung Advanced Materials Corp.	5,979	1,828,249
Hyosung Chemical Corp. *	4,257	295,316
Hyosung Corp.	16,744	887,718
Hyosung Heavy Industries Corp. *	12,507	2,035,787
Hyosung TNC Corp.	5,926	1,752,330
Hyundai Autoever Corp.	12,677	1,817,808
Hyundai Bioscience Co. Ltd. *	73,046	1,644,759
Hyundai Elevator Co. Ltd.	43,330	1,487,826
Hyundai GF Holdings	1	3
Hyundai Green Food *	36,057	318,327

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyundai Home Shopping Network Corp.	10,172	339,816
Hyundai Rotem Co. Ltd. *	142,110	2,924,482
Il Dong Pharmaceutical Co. Ltd. *	29,745	396,323
Ilyang Pharmaceutical Co. Ltd.	23,679	271,634
InBody Co. Ltd.	19,941	378,680
Innocean Worldwide, Inc.	41,514	651,597
Innox Advanced Materials Co. Ltd.	25,246	643,796
Insun ENT Co. Ltd. *	43,900	249,418
Intellian Technologies, Inc.	14,222	842,197
INTOPS Co. Ltd.	22,628	513,894
iNtRON Biotechnology, Inc. *	59,827	377,933
IS Dongseo Co. Ltd. *	25,556	538,793
ISC Co. Ltd.	19,832	1,354,261
i-SENS, Inc.	36,950	671,610
IsuPetasys Co. Ltd.	90,746	2,134,745
JB Financial Group Co. Ltd.	278,183	2,240,299
Jeisys Medical, Inc.	105,912	884,139
Jeju Air Co. Ltd. *	59,655	500,766
JR Global Reit	236,506	782,762
Jusung Engineering Co. Ltd.	66,776	1,824,481
JW Pharmaceutical Corp.	28,738	669,362
JYP Entertainment Corp.	52,830	3,931,078
KCC Glass Corp.	18,020	578,947
KEPCO Engineering & Construction Co., Inc.	23,775	1,127,799
KH Vatec Co. Ltd.	28,591	313,800
KISWIRE Ltd.	23,562	350,649
KIWOOM Securities Co. Ltd.	24,790	1,773,528
KMW Co. Ltd. *	55,708	511,245
Koh Young Technology, Inc.	117,008	1,039,346
Kolmar Korea Co. Ltd.	29,620	1,089,384
Kolon Industries, Inc.	37,165	1,240,130
Komipharm International Co. Ltd. *	74,208	254,234
Korea Electric Terminal Co. Ltd.	13,245	782,288
Korea Line Corp. *	261,583	395,776
Korea Petrochemical Ind Co. Ltd.	5,767	734,872
Korea United Pharm, Inc.	16,289	305,541
Korean Reinsurance Co.	233,998	1,402,011
Kuk-il Paper Manufacturing Co. Ltd. *(b)	146,037	32,600
Kum Yang Co. Ltd. *	57,932	5,761,094
Kumho Tire Co., Inc. *	273,792	1,179,928
Kwang Dong Pharmaceutical Co. Ltd.	57,964	312,700
L&C Bio Co. Ltd.	22,600	585,079
Lake Materials Co. Ltd. *	75,535	857,720
LEENO Industrial, Inc.	18,100	2,803,069
LegoChem Biosciences, Inc. *	34,670	1,211,965
LF Corp.	33,309	357,320
LIG Nex1 Co. Ltd.	20,773	1,569,870
LOTTE Reit Co. Ltd.	231,110	545,464
Lotte Rental Co. Ltd.	24,747	522,696
Lotte Tour Development Co. Ltd. *	66,188	519,182
Lotte Wellfood Co. Ltd.	4,915	470,490
LS Electric Co. Ltd.	30,180	1,770,822
Lunit, Inc. *	31,124	2,407,608
LX Hausys Ltd.	12,180	424,834
LX Holdings Corp.	77,167	438,425
LX International Corp.	46,241	1,066,287
LX Semicon Co. Ltd.	21,195	1,412,836
Mcnex Co. Ltd.	22,078	519,372
Medipost Co. Ltd. *	53,622	335,826
Medytox, Inc.	9,858	1,688,655
MegaStudyEdu Co. Ltd.	14,818	656,970
Mezzion Pharma Co. Ltd. *	33,751	995,408
Modetour Network, Inc. *	28,450	341,801
Myoung Shin Industrial Co. Ltd. *	50,666	755,974
Namsun Aluminum Co. Ltd. *	171,722	304,804
Namyang Dairy Products Co. Ltd.	844	299,291
Naturecell Co. Ltd. *	100,050	609,536
Neowiz *	22,139	456,457
SECURITY	NUMBER OF SHARES	VALUE ($)
NEPES Corp. *	30,785	403,260
Nexen Tire Corp.	74,382	506,200
Nexon Games Co. Ltd. *	46,192	566,771
NEXTIN, Inc.	14,297	774,608
NHN Corp. *	30,486	555,301
NICE Holdings Co. Ltd.	34,714	357,593
NICE Information Service Co. Ltd.	63,086	439,595
NKMax Co. Ltd. *	64,938	639,741
Orion Holdings Corp.	43,451	518,320
Oscotec, Inc. *	65,301	966,747
Park Systems Corp.	8,859	1,102,783
Partron Co. Ltd.	79,548	526,559
People & Technology, Inc.	35,443	1,442,280
Peptron, Inc. *	36,878	983,299
PharmaResearch Co. Ltd.	11,532	968,933
Pharmicell Co. Ltd. *	104,976	489,831
PI Advanced Materials Co. Ltd.	26,831	643,661
Poongsan Corp.	35,691	987,613
Posco DX Co. Ltd.	102,471	4,551,090
Rainbow Robotics *	15,197	2,089,639
RFHIC Corp.	31,869	360,399
S&S Tech Corp.	30,488	1,195,747
Sam Chun Dang Pharm Co. Ltd. *	26,467	1,460,644
Sam-A Aluminum Co. Ltd.	15,647	1,569,369
Sambu Engineering & Construction Co. Ltd. *	322,246	671,892
Samchully Co. Ltd.	4,198	313,024
Samwha Capacitor Co. Ltd.	14,526	439,107
Samyang Foods Co. Ltd.	8,148	1,335,738
Samyang Holdings Corp.	11,513	619,310
SeAH Besteel Holdings Corp.	21,440	408,808
Sebang Global Battery Co. Ltd.	15,286	694,307
Seobu T&D	53,352	313,458
Seojin System Co. Ltd. *	36,850	543,831
Seoul Semiconductor Co. Ltd.	74,433	572,317
SFA Engineering Corp.	35,542	822,330
SFA Semicon Co. Ltd. *	146,068	601,187
Shin Poong Pharmaceutical Co. Ltd. *	67,502	662,384
Shinhan Alpha REIT Co. Ltd.	134,961	675,773
Shinsegae International, Inc.	21,343	272,133
Shinsung E&G Co. Ltd. *	333,774	513,797
SIMMTECH Co. Ltd.	36,249	1,090,153
SK Discovery Co. Ltd.	20,350	638,821
SK Gas Ltd.	4,864	577,580
SK oceanplant Co. Ltd. *	46,452	598,405
SK REITs Co. Ltd.	315,471	985,427
SK Securities Co. Ltd.	626,255	302,897
SL Corp.	31,970	806,591
SM Entertainment Co. Ltd.	22,109	1,485,758
SNT Motiv Co. Ltd.	13,389	454,032
Solid, Inc.	84,353	373,333
SOLUM Co. Ltd. *	69,010	1,462,949
Songwon Industrial Co. Ltd.	28,913	421,095
Soulbrain Co. Ltd.	8,310	1,784,188
ST Pharm Co. Ltd.	17,213	868,555
STCUBE *	86,894	591,349
Studio Dragon Corp. *	12,935	542,405
Sung Kwang Bend Co. Ltd.	32,132	313,811
Sungeel Hitech Co. Ltd. *	9,665	779,852
Sungwoo Hitech Co. Ltd.	86,706	608,216
Taekwang Industrial Co. Ltd.	1,008	464,095
Taihan Electric Wire Co. Ltd. *	71,116	655,955
TCC Steel	32,781	1,405,100
TES Co. Ltd.	23,361	371,198
TK Corp.	30,326	353,292
TKG Huchems Co. Ltd.	41,710	687,003
Tokai Carbon Korea Co. Ltd.	8,677	665,832
Unid Co. Ltd.	8,084	472,452
UniTest, Inc. *	30,235	291,300

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vaxcell-Bio Therapeutics Co. Ltd. *	29,489	424,912
Webzen, Inc.	28,215	326,731
WONIK IPS Co. Ltd.	67,705	1,784,265
W-Scope Chungju Plant Co. Ltd. *	43,727	1,403,168
Wysiwyg Studios Co. Ltd. *	176,320	397,699
YG Entertainment, Inc.	21,274	855,808
Youlchon Chemical Co. Ltd.	24,449	659,478
Young Poong Corp.	942	372,375
Youngone Corp.	58,135	1,969,150
Youngone Holdings Co. Ltd.	10,251	614,988
Yuanta Securities Korea Co. Ltd.	147,440	295,417
Yungjin Pharmaceutical Co. Ltd. *	149,827	234,005
Yunsung F&C Co. Ltd.	6,520	598,861
Zinus, Inc.	21,827	266,461
		226,028,444

Singapore 0.9%
AEM Holdings Ltd.	535,555	1,316,215
AIMS APAC REIT	1,192,694	1,134,963
CapitaLand China Trust	2,255,860	1,369,134
Capitaland India Trust	1,941,397	1,498,306
CDL Hospitality Trusts	1,727,661	1,307,461
Cromwell European Real Estate Investment Trust	633,355	891,459
Digital Core REIT Management Pte. Ltd.	1,397,349	859,370
Eagle Hospitality Trust *(b)	940,343	0
ESR-LOGOS REIT	12,109,249	2,676,629
Far East Hospitality Trust	1,916,234	926,098
First Real Estate Investment Trust	2,072,357	372,670
First Resources Ltd.	997,378	1,038,780
Frasers Centrepoint Trust	2,126,157	3,472,967
Hour Glass Ltd.	428,159	487,638
iFAST Corp. Ltd.	322,046	2,026,964
Keppel Infrastructure Trust	7,951,115	2,800,108
Keppel Pacific Oak U.S. REIT	1,708,135	435,574
Lendlease Global Commercial REIT	3,742,618	1,696,601
OUE Commercial Real Estate Investment Trust	4,085,339	780,580
Paragon REIT	2,180,445	1,323,363
Parkway Life Real Estate Investment Trust	765,865	1,951,102
Raffles Medical Group Ltd.	1,820,835	1,391,617
Riverstone Holdings Ltd.	1,056,506	490,809
Sheng Siong Group Ltd.	825,627	965,067
Starhill Global REIT	2,823,770	1,026,172
UMS Holdings Ltd.	907,544	856,815
		33,096,462

Spain 1.7%
Acerinox SA	383,445	4,213,056
Almirall SA	169,548	1,570,598
Applus Services SA	256,270	2,773,793
Atresmedia Corp. de Medios de Comunicacion SA	171,589	712,188
Cia de Distribucion Integral Logista Holdings SA	123,585	3,206,582
CIE Automotive SA	100,544	2,832,547
Construcciones y Auxiliar de Ferrocarriles SA	51,109	1,798,423
Distribuidora Internacional de Alimentacion SA *	22,862,649	296,851
Ebro Foods SA	152,314	2,529,410
Ence Energia y Celulosa SA	245,762	786,755
Faes Farma SA	609,653	2,075,401
Fluidra SA (a)	266,966	5,519,883
SECURITY	NUMBER OF SHARES	VALUE ($)
Fomento de Construcciones y Contratas SA	81,915	1,099,343
Gestamp Automocion SA	309,132	1,187,275
Global Dominion Access SA	200,241	730,826
Indra Sistemas SA (a)	242,338	3,741,473
Inmobiliaria Colonial Socimi SA	618,090	4,073,365
Laboratorios Farmaceuticos Rovi SA	41,795	2,560,583
Lar Espana Real Estate Socimi SA	119,465	796,428
Let's GOWEX SA *(b)	5,361	0
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,320,324	1,253,327
Melia Hotels International SA *	204,408	1,252,311
Neinor Homes SA	52,144	588,287
Pharma Mar SA	26,353	1,127,148
Prosegur Cash SA	723,765	411,434
Prosegur Compania de Seguridad SA (a)	479,634	947,225
Sacyr SA	754,252	2,533,085
Solaria Energia y Medio Ambiente SA *	159,930	2,995,287
Tecnicas Reunidas SA *(a)	86,367	839,634
Unicaja Banco SA	2,421,524	2,692,326
Vidrala SA	39,620	3,631,269
Viscofan SA	76,497	4,699,130
		65,475,243

Sweden 5.0%
AAK AB	343,277	6,977,674
AddLife AB, B Shares	212,886	1,957,425
Addnode Group AB	236,807	1,710,712
AddTech AB, B Shares	437,585	8,147,157
AFRY AB	190,302	2,313,658
Alleima AB	372,629	2,695,456
Arjo AB, B Shares	437,582	1,569,288
Atrium Ljungberg AB, B Shares	86,105	1,651,623
Attendo AB *	209,988	696,363
Avanza Bank Holding AB	245,393	4,817,069
Beijer Alma AB	87,730	1,530,420
Betsson AB, Class B *	229,741	2,391,936
Bilia AB, A Shares	138,354	1,502,520
Billerud Aktiebolag	411,685	4,024,977
BioArctic AB *	68,462	1,518,351
Biotage AB	111,519	1,394,140
Boozt AB *	107,517	1,209,699
Bravida Holding AB	398,530	2,504,397
Bufab AB	58,771	1,774,541
Bure Equity AB	105,353	2,569,769
Camurus AB *	39,846	1,756,002
Catena AB	65,707	2,447,980
Cibus Nordic Real Estate AB publ	111,758	1,350,735
Clas Ohlson AB, B Shares	69,193	845,198
Cloetta AB, B Shares	395,080	686,188
Corem Property Group AB, B Shares	1,296,728	1,093,306
Dios Fastigheter AB	170,354	1,150,178
Dometic Group AB	633,649	4,836,337
Electrolux Professional AB, B Shares	444,765	1,962,614
Elekta AB, B Shares	671,780	5,244,049
Embracer Group AB *	1,554,718	3,419,123
Fabege AB	490,057	4,391,355
Fagerhult Group AB	137,629	843,201
Fortnox AB	966,000	5,140,274
Granges AB	212,553	2,336,717
Hemnet Group AB	151,272	3,438,640
Hexatronic Group AB	394,099	780,011
Hexpol AB	483,168	4,933,650
HMS Networks AB	55,135	2,321,396
Hufvudstaden AB, A Shares	210,230	2,644,213
Instalco AB	467,088	1,474,520
Intrum AB	151,578	777,646
Investment AB Oresund	58,920	556,653

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
INVISIO AB	65,394	1,115,814
JM AB	129,688	1,813,108
Lagercrantz Group AB, B Shares	372,435	4,257,883
Lindab International AB	134,282	2,438,613
Loomis AB	139,291	3,703,314
Medicover AB, B Shares	126,090	1,738,741
MEKO AB	81,759	814,559
MIPS AB	42,462	1,230,236
Modern Times Group MTG AB, B Shares *	214,520	1,733,954
Munters Group AB	208,951	2,923,242
Mycronic AB	134,203	3,055,759
NCC AB, B Shares	161,270	1,805,253
Nolato AB, B Shares	346,291	1,713,469
Nordnet AB publ	332,822	5,443,888
Norion Bank AB *	165,454	644,205
NP3 Fastigheter AB	59,504	1,069,827
Nyfosa AB	354,165	2,352,346
OX2 AB *	291,588	1,369,056
Pandox AB	172,729	2,101,657
Peab AB, B Shares	380,099	1,790,434
Platzer Fastigheter Holding AB, B Shares	103,126	667,243
Ratos AB, B Shares	380,130	1,159,379
Resurs Holding AB	276,288	642,809
Samhallsbyggnadsbolaget i Norden AB (a)	2,162,928	769,905
Scandic Hotels Group AB *	263,665	1,087,234
Sdiptech AB, B Shares *	61,892	1,410,442
Sectra AB, B Shares	295,664	3,754,893
Sinch AB *	1,215,647	3,458,826
SkiStar AB	78,851	845,785
Stillfront Group AB *	865,599	964,406
Storskogen Group AB, B Shares	2,692,932	1,977,261
Systemair AB	123,885	813,380
Thule Group AB	202,492	4,962,371
Troax Group AB	65,962	1,282,875
Truecaller AB, B Shares *(a)	348,211	1,072,328
Viaplay Group AB, B Shares *(a)	146,237	330,465
Vitec Software Group AB, B Shares	66,883	3,510,466
Vitrolife AB	130,540	2,270,997
Volati AB	39,074	368,037
Wallenstam AB, B Shares	653,175	2,847,358
Wihlborgs Fastigheter AB	516,118	4,193,919
		188,892,898

Switzerland 4.0%
Accelleron Industries AG	183,441	5,303,556
Allreal Holding AG	28,605	4,723,912
ALSO Holding AG	5,225	1,475,174
ams-OSRAM AG *(a)	481,777	947,431
APG SGA SA	2,121	421,980
Arbonia AG	86,724	848,739
Aryzta AG *	1,836,090	3,401,692
Autoneum Holding AG *	7,160	974,923
Basilea Pharmaceutica AG *	24,416	974,337
Bell Food Group AG	3,954	1,243,654
Bossard Holding AG, Class A	4,942	1,134,406
Bucher Industries AG	12,778	5,069,760
Burckhardt Compression Holding AG	6,150	3,465,586
Bystronic AG	2,496	1,446,707
Cembra Money Bank AG	57,611	4,349,563
Comet Holding AG	14,574	4,025,846
COSMO Pharmaceuticals NV	16,560	818,906
Daetwyler Holding AG	14,571	3,324,578
DocMorris AG *	17,057	1,223,051
dormakaba Holding AG	5,920	3,216,836
EFG International AG	152,618	1,853,425
SECURITY	NUMBER OF SHARES	VALUE ($)
Forbo Holding AG	1,802	2,057,830
Galenica AG	95,151	7,949,767
Hiag Immobilien Holding AG	8,440	770,670
Huber & Suhner AG	32,952	2,463,205
Idorsia Ltd. *(a)	238,962	526,538
Implenia AG	28,952	950,583
Inficon Holding AG	3,786	5,120,276
Interroll Holding AG	1,059	3,056,857
Intershop Holding AG	2,205	1,551,906
Investis Holding SA	5,767	623,424
Kardex Holding AG	11,602	2,795,261
Komax Holding AG	9,206	2,045,425
Landis+Gyr Group AG *	42,067	3,550,938
LEM Holding SA	901	1,945,924
Leonteq AG	20,138	904,363
Medacta Group SA	11,791	1,597,355
Medartis Holding AG *	9,181	754,921
Medmix AG	46,931	1,010,348
Meyer Burger Technology AG *(a)	7,038,136	1,654,413
Mobimo Holding AG	13,955	4,156,569
Montana Aerospace AG *	44,030	792,950
OC Oerlikon Corp. AG	362,199	1,519,524
PIERER Mobility AG	17,980	1,217,897
PolyPeptide Group AG *	28,493	606,855
Rieter Holding AG	5,850	610,868
Schweiter Technologies AG	1,842	1,069,760
Sensirion Holding AG *	20,048	1,844,448
SFS Group AG	34,384	3,902,824
Siegfried Holding AG *	7,961	7,218,962
SKAN Group AG	20,649	1,892,617
Softwareone Holding AG *	237,949	4,870,901
St Galler Kantonalbank AG	5,644	3,135,015
Stadler Rail AG	103,435	3,856,435
Sulzer AG	33,661	3,367,842
Swissquote Group Holding SA	16,905	3,872,665
u-blox Holding AG *	13,290	1,406,107
Valiant Holding AG	31,213	3,381,363
Vetropack Holding AG	23,634	975,747
Vontobel Holding AG	54,669	3,187,532
VP Bank AG, Class A	4,874	480,926
VZ Holding AG	26,285	2,859,595
Ypsomed Holding AG	6,680	2,339,210
Zehnder Group AG	17,912	1,000,089
		151,140,767

United Kingdom 12.5%
4imprint Group PLC	54,820	2,963,352
888 Holdings PLC *	686,985	614,870
AG Barr PLC	170,702	1,031,878
AJ Bell PLC	573,982	1,857,272
Alphawave IP Group PLC *	567,605	804,786
AO World PLC *	861,942	982,057
Ascential PLC *	852,725	2,968,643
Ashmore Group PLC	884,320	1,983,762
ASOS PLC *(a)	141,782	685,827
Assura PLC	5,836,370	3,265,739
Aston Martin Lagonda Global Holdings PLC *	529,969	1,522,975
Auction Technology Group PLC *	170,538	1,047,079
Babcock International Group PLC	494,336	2,470,676
Bakkavor Group PLC	260,685	279,192
Balanced Commercial Property Trust Ltd.	1,098,464	930,311
Balfour Beatty PLC	1,097,923	4,520,003
Bank of Georgia Group PLC	68,329	2,984,286
Bellway PLC	236,741	6,947,095
Big Yellow Group PLC	331,964	4,551,303
Bodycote PLC	366,057	2,659,971

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bridgepoint Group PLC	495,099	1,452,854
Britvic PLC	504,690	5,322,137
Bytes Technology Group PLC	393,066	2,684,561
C&C Group PLC	761,061	1,291,043
Capita PLC *	3,420,985	827,182
Capricorn Energy PLC	192,854	362,309
Carnival PLC *	288,662	3,804,142
Centamin PLC	2,304,634	2,821,271
Chemring Group PLC	554,629	2,215,227
Clarkson PLC	48,456	1,791,211
Close Brothers Group PLC	295,145	2,865,808
CLS Holdings PLC	313,182	378,235
Coats Group PLC	3,069,459	2,564,615
Computacenter PLC	135,941	4,646,549
Cranswick PLC	104,586	5,084,182
Crest Nicholson Holdings PLC	488,115	1,146,258
Currys PLC	1,901,735	1,050,633
Darktrace PLC *	795,158	3,491,999
Deliveroo PLC *	2,519,448	4,541,839
Derwent London PLC	221,180	5,896,857
Diploma PLC	256,896	10,894,781
Direct Line Insurance Group PLC *	2,569,814	6,132,385
Diversified Energy Co. PLC	1,839,859	1,525,605
Domino's Pizza Group PLC	732,875	3,430,940
Dr Martens PLC	1,135,237	1,296,312
Drax Group PLC	767,317	4,243,007
Dunelm Group PLC	220,898	2,913,908
easyJet PLC *	728,676	4,181,543
Elementis PLC *	1,114,913	1,671,125
Energean PLC	271,391	3,459,722
Essentra PLC	593,542	1,140,616
FDM Group Holdings PLC	171,386	848,337
Ferrexpo PLC *	572,164	527,675
Finablr PLC *(b)	225,475	0
Firstgroup PLC	1,358,834	2,755,785
Frasers Group PLC *	248,284	2,778,544
Future PLC	238,439	2,568,758
Games Workshop Group PLC	64,202	8,704,711
Genuit Group PLC	454,161	1,859,947
Genus PLC	129,644	3,243,065
Grafton Group PLC	382,030	3,913,539
Grainger PLC	1,428,826	4,594,406
Great Portland Estates PLC	424,893	2,056,903
Greencore Group PLC *	977,563	1,224,551
Greggs PLC	195,736	6,085,768
Halfords Group PLC	420,871	1,002,199
Hammerson PLC (a)	7,806,955	2,678,350
Harbour Energy PLC	1,294,043	3,759,653
Hays PLC	3,103,238	4,089,612
Helical PLC	204,934	553,896
Helios Towers PLC *	1,520,123	1,374,983
Hill & Smith PLC	155,744	3,548,952
Hilton Food Group PLC	163,810	1,528,355
Hochschild Mining PLC *	633,777	843,248
Home Reit PLC (b)	1,478,309	178,023
Ibstock PLC	727,005	1,203,820
IG Group Holdings PLC	733,431	6,350,848
Inchcape PLC	733,179	5,875,300
Indivior PLC *	244,416	3,985,308
IntegraFin Holdings PLC	567,975	1,817,702
International Distributions Services PLC *	1,328,277	4,081,077
Investec PLC	1,220,412	7,922,657
IP Group PLC	1,944,908	1,243,388
Ithaca Energy PLC	209,268	400,563
IWG PLC *	1,428,110	2,581,703
J D Wetherspoon PLC *	187,877	1,631,601
John Wood Group PLC *	1,342,482	2,364,024
JTC PLC	279,625	2,623,074
SECURITY	NUMBER OF SHARES	VALUE ($)
Jupiter Fund Management PLC	826,499	861,110
Just Group PLC	2,035,260	2,074,112
Kainos Group PLC	184,795	2,258,701
Keller Group PLC	140,788	1,452,578
Lancashire Holdings Ltd.	481,135	3,803,783
Liontrust Asset Management PLC	120,465	818,176
LondonMetric Property PLC	2,069,309	4,715,353
LXI REIT PLC	2,948,685	3,514,512
Man Group PLC	2,308,440	6,142,818
Marks & Spencer Group PLC	3,860,761	12,292,133
Marshalls PLC	441,922	1,397,508
Mitchells & Butlers PLC *	500,598	1,404,350
Mitie Group PLC	2,627,459	3,259,706
Mobico Group PLC	1,056,559	894,152
Molten Ventures PLC *	293,185	965,751
Moneysupermarket.com Group PLC	1,016,060	3,503,828
Moonpig Group PLC *	543,409	1,192,868
Morgan Advanced Materials PLC	555,946	1,798,208
Morgan Sindall Group PLC	83,794	2,158,707
NCC Group PLC	583,085	896,122
Network International Holdings PLC *	882,671	4,369,100
Ninety One PLC	652,124	1,419,131
OSB Group PLC	808,887	3,840,037
Oxford Biomedica PLC *	165,212	348,862
Oxford Instruments PLC	104,292	2,792,401
Oxford Nanopore Technologies PLC *	1,247,498	3,057,465
Pagegroup PLC	609,656	3,448,374
Paragon Banking Group PLC	432,320	2,641,247
Pennon Group PLC	510,290	4,567,229
Petershill Partners PLC	539,392	976,465
Petrofac Ltd. *(a)	852,777	227,790
Pets at Home Group PLC	950,626	3,853,429
Picton Property Income Ltd.	1,009,548	816,665
Playtech PLC *	607,382	3,158,702
Plus500 Ltd.	156,010	2,845,986
Premier Foods PLC	1,272,189	2,067,917
Primary Health Properties PLC	2,609,031	3,221,980
PureTech Health PLC *	487,690	935,965
PZ Cussons PLC	437,013	807,725
QinetiQ Group PLC	1,012,813	3,795,223
Quilter PLC	2,711,336	3,185,280
Rank Group PLC *	416,332	397,927
Rathbones Group PLC	117,565	2,366,418
Redde Northgate PLC	450,687	2,048,263
Redrow PLC	529,314	3,615,107
RHI Magnesita NV	55,617	1,967,208
Rotork PLC	1,698,001	6,625,016
S4 Capital PLC *	1,138,020	660,118
Safestore Holdings PLC	417,461	4,045,549
Savills PLC	260,833	2,620,148
Senior PLC	827,417	1,791,170
Serco Group PLC	2,149,116	4,255,131
Shaftesbury Capital PLC	2,668,560	4,084,319
SIG PLC *	1,312,250	471,793
Sirius Real Estate Ltd.	2,221,128	2,470,198
Softcat PLC	244,014	3,913,882
Spectris PLC	205,530	8,771,024
Spire Healthcare Group PLC	547,411	1,541,913
Spirent Communications PLC	1,172,747	1,695,457
SSP Group PLC *	1,529,453	4,027,317
Supermarket Income Reit PLC	2,422,136	2,492,903
Synthomer PLC *	229,383	500,628
TBC Bank Group PLC	98,787	3,476,650
Telecom Plus PLC	132,930	2,578,090
THG PLC *	1,879,382	1,812,476
TI Fluid Systems PLC	613,714	1,059,734
TP ICAP Group PLC	1,544,990	3,622,288
Trainline PLC *	906,823	3,274,073
Travis Perkins PLC	415,302	3,979,937

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tritax Big Box REIT PLC	3,657,185	7,088,241
Trustpilot Group PLC *	651,360	1,071,965
TUI AG *	878,649	5,352,509
Tullow Oil PLC *(a)	2,260,657	1,034,282
U.K. Commercial Property REIT Ltd.	1,423,222	1,037,795
Vanquis Banking Group PLC	500,117	704,033
Vesuvius PLC	416,365	2,265,463
Victrex PLC	171,798	3,181,843
Virgin Money U.K. PLC	2,307,017	4,230,441
Vistry Group PLC	675,413	6,361,488
Volution Group PLC	370,844	1,852,528
Watches of Switzerland Group PLC *	455,188	3,768,642
WH Smith PLC	240,391	3,855,770
Wickes Group PLC	497,732	811,573
Workspace Group PLC	284,711	1,903,069
XP Power Ltd.	35,239	535,329
		476,001,415
Total Common Stocks (Cost $3,816,452,972)		3,778,842,494

PREFERRED STOCKS 0.1% OF NET ASSETS

Germany 0.0%
Draegerwerk AG & Co. KGaA	16,634	938,322

Italy 0.1%
Danieli & C Officine Meccaniche SpA - RSP	73,263	1,618,730

Republic of Korea 0.0%
Daishin Securities Co. Ltd.	41,684	444,255

Sweden 0.0%
Corem Property Group AB	26,811	457,986
Total Preferred Stocks (Cost $3,164,287)		3,459,293

RIGHTS 0.0% OF NET ASSETS

Australia 0.0%
Neometals Ltd.
expires 12/08/23, strike AUD 0.19 *(a)(b)	115,178	764

Republic of Korea 0.0%
Amicogen, Inc.
expires 12/05/23, strike KRW 9,130.00 *(b)	13,790	36,448

Switzerland 0.0%
ams-OSRAM AG
expires 12/06/23, strike CHF 1.07 *	481,777	809,195
Total Rights (Cost $1,447,287)		846,407
SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Australia 0.0%
PointsBet Holdings Ltd.
expires 07/08/24 *(b)	19,829	11

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)(b)	41,766	84,169
Total Warrants (Cost $0)		84,180

SHORT-TERM INVESTMENTS 1.9% OF NET ASSETS

Money Market Funds 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (d)	1,579,139	1,579,139
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (d)(e)	71,890,995	71,890,995
		73,470,134
Total Short-Term Investments (Cost $73,470,134)		73,470,134
Total Investments in Securities (Cost $3,894,534,680)		3,856,702,508

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/15/23	166	17,650,780	735,107

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $67,469,277.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	Security is traded on separate exchanges for the same issuer.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

AUD —	Australian Dollar
CHF —	Swiss Franc
KRW —	South Korean Won

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,713,231,256	$—	$—	$2,713,231,256
Australia	236,682,224	—	946,439 *	237,628,663
Hong Kong	27,381,011	—	0 *	27,381,011
Republic of Korea	225,878,787	—	149,657	226,028,444
Singapore	33,096,462	—	0 *	33,096,462
Spain	65,475,243	—	0 *	65,475,243
United Kingdom	475,823,392	—	178,023 *	476,001,415
Preferred Stocks[1]	3,459,293	—	—	3,459,293
Rights[1]	809,195	—	—	809,195
Australia	—	—	764	764
Republic of Korea	—	—	36,448	36,448
Warrants[1]
Australia	—	—	11	11
Italy	—	—	84,169	84,169
Short-Term Investments[1]	73,470,134	—	—	73,470,134
Futures Contracts[2]	735,107	—	—	735,107
Total	$3,856,042,104	$—	$1,395,511	$3,857,437,615

*	Level 3 amount shown includes securities determined to have no value at November 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.8% OF NET ASSETS

Brazil 4.9%
Allos SA	560,067	2,904,661
Alupar Investimento SA	97,940	572,479
Ambev SA	5,721,816	15,881,527
Atacadao SA	730,798	1,680,217
Auren Energia SA	554,765	1,652,288
B3 SA - Brasil Bolsa Balcao	7,452,561	20,096,115
Banco Bradesco SA	1,926,430	5,577,459
Banco BTG Pactual SA	1,676,773	12,082,216
Banco do Brasil SA	1,124,022	12,367,717
Banco Santander Brasil SA	486,341	3,056,733
BB Seguridade Participacoes SA	905,041	5,743,379
BRF SA *	1,216,890	3,616,931
Caixa Seguridade Participacoes SA	584,075	1,353,536
CCR SA	1,460,488	4,009,328
Centrais Eletricas Brasileiras SA	1,694,658	14,038,973
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	443,563	6,075,750
Cia Energetica de Minas Gerais	403,642	1,271,752
Cia Paranaense de Energia	1,027,803	1,831,697
Cia Siderurgica Nacional SA	823,237	2,740,646
Cielo SA	1,535,224	1,251,275
Cosan SA	1,608,486	5,788,560
CPFL Energia SA	270,167	2,029,436
CSN Mineracao SA	680,206	987,435
Dexco SA	442,369	651,143
Diagnosticos da America SA	329,413	613,778
Embraer SA *	961,588	4,191,625
Energisa SA	387,835	4,150,222
Eneva SA *	1,605,797	4,131,495
Engie Brasil Energia SA	243,647	2,148,846
Equatorial Energia SA	1,150,502	7,944,873
GPS Participacoes e Empreendimentos SA	525,585	1,902,112
Grupo De Moda Soma SA	580,927	703,155
Grupo Mateus SA *	528,539	680,465
Hapvida Participacoes e Investimentos SA *	6,203,414	5,496,258
Hypera SA	524,827	3,594,436
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	57,369	254,728
Itau Unibanco Holding SA	542,549	2,943,608
JBS SA	1,767,439	8,317,149
Klabin SA	1,036,882	4,744,777
Localiza Rent a Car SA	1,085,090	13,208,739
Lojas Renner SA	1,276,693	4,237,308
M Dias Branco SA	165,842	1,186,255
Magazine Luiza SA *	4,014,503	1,644,137
Multiplan Empreendimentos Imobiliarios SA	394,081	2,172,449
Natura & Co. Holding SA *	1,274,379	4,260,633
SECURITY	NUMBER OF SHARES	VALUE ($)
Neoenergia SA	292,480	1,148,631
Petroleo Brasileiro SA	4,888,389	37,364,745
Porto Seguro SA	247,980	1,407,763
PRIO SA *	885,098	8,242,192
Raia Drogasil SA	1,463,233	8,330,393
Rede D'Or Sao Luiz SA	1,020,299	5,502,550
Rumo SA	1,620,268	7,522,761
Sao Martinho SA	222,298	1,492,728
Sendas Distribuidora SA	1,798,187	4,713,986
SLC Agricola SA	140,293	1,071,771
Smartfit Escola de Ginastica e Danca SA	144,373	677,629
Suzano SA	938,815	10,236,600
Telefonica Brasil SA	575,912	6,160,498
TIM SA	1,039,634	3,633,897
TOTVS SA	606,365	4,095,092
Transmissora Alianca de Energia Eletrica SA	294,808	2,179,269
Ultrapar Participacoes SA	1,099,070	5,626,543
Usinas Siderurgicas de Minas Gerais SA Usiminas	308,693	488,802
Vale SA	4,959,642	74,260,137
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	434,607	813,305
Vibra Energia SA	1,389,178	6,576,574
WEG SA	1,940,249	13,449,666
		410,783,833

Chile 0.5%
Aguas Andinas SA, Class A	4,359,554	1,340,833
Banco de Chile	58,105,296	6,557,803
Banco de Credito e Inversiones SA	82,989	2,238,978
Banco Itau Chile SA	95,283	943,885
Banco Santander Chile	82,571,381	4,070,789
Cencosud SA	1,786,869	3,334,364
Cencosud Shopping SA	677,613	1,085,008
Cia Cervecerias Unidas SA	177,693	1,092,992
Cia Sud Americana de Vapores SA	23,412,480	1,364,593
Colbun SA	9,935,864	1,579,392
Empresas CMPC SA	1,609,946	3,128,467
Empresas Copec SA	664,593	4,941,329
Enel Americas SA *	25,202,478	2,947,716
Enel Chile SA	34,264,233	2,171,140
Falabella SA *	1,044,109	2,448,662
Latam Airlines Group SA *	228,695,062	2,239,139
Plaza SA *	423,750	590,121
Quinenco SA	313,926	871,500
Sociedad de Inversiones Oro Blanco SA	21,839,472	159,743
		43,106,454

China 31.0%
360 Security Technology, Inc., A Shares *	700,700	851,712
37 Interactive Entertainment Network Technology Group Co. Ltd., A Shares	132,900	412,230

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
3peak, Inc., A Shares	10,330	234,085
3SBio, Inc.	2,440,043	2,268,122
Addsino Co. Ltd., A Shares	170,900	213,236
Advanced Micro-Fabrication Equipment, Inc. China, A Shares	60,112	1,430,196
AECC Aero-Engine Control Co. Ltd., A Shares	113,300	325,414
AECC Aviation Power Co. Ltd., A Shares	262,400	1,321,370
Agricultural Bank of China Ltd., A Shares	8,763,900	4,491,790
Agricultural Bank of China Ltd., H Shares	40,155,189	14,858,392
Aier Eye Hospital Group Co. Ltd., A Shares	884,844	2,113,911
Air China Ltd., A Shares *	869,200	982,278
Air China Ltd., H Shares *	1,887,744	1,271,338
Aisino Corp., Class A	224,300	347,711
Akeso, Inc. *	662,623	4,229,256
Alibaba Group Holding Ltd. *	22,293,881	207,659,097
Alibaba Health Information Technology Ltd. *	7,736,824	4,398,230
Alibaba Pictures Group Ltd. *	17,655,173	1,198,064
A-Living Smart City Services Co. Ltd. *	1,070,415	520,796
All Winner Technology Co. Ltd., A Shares	54,900	182,667
Alpha Group, A Shares *	162,500	171,807
Aluminum Corp. of China Ltd., A Shares	1,407,000	1,091,553
Aluminum Corp. of China Ltd., H Shares	4,585,049	2,266,019
Amlogic Shanghai Co. Ltd., A Shares	40,017	342,843
An Hui Wenergy Co. Ltd., A Shares	351,600	329,887
Angang Steel Co. Ltd., H Shares	2,924,312	599,068
Angel Yeast Co. Ltd., A Shares	93,800	479,574
Angelalign Technology, Inc.	57,491	453,801
Anhui Anke Biotechnology Group Co. Ltd., A Shares	148,500	222,095
Anhui Conch Cement Co. Ltd., A Shares	373,800	1,203,949
Anhui Conch Cement Co. Ltd., H Shares	1,525,348	3,570,076
Anhui Expressway Co. Ltd., H Shares	820,844	766,162
Anhui Gujing Distillery Co. Ltd., A Shares	112,704	4,080,765
Anhui Jianghuai Automobile Group Corp. Ltd., Class A *	159,100	393,016
Anhui Kouzi Distillery Co. Ltd., A Shares	21,100	139,524
Anhui Yingjia Distillery Co. Ltd., A Shares	30,900	325,270
Anhui Zhongding Sealing Parts Co. Ltd., A Shares	113,200	210,199
Anjoy Foods Group Co. Ltd., A Shares	30,300	484,902
ANTA Sports Products Ltd.	1,645,006	17,155,005
Apeloa Pharmaceutical Co. Ltd., A Shares	120,600	281,698
Asymchem Laboratories Tianjin Co. Ltd., A Shares	21,280	429,116
Autobio Diagnostics Co. Ltd., A Shares	26,100	187,682
Autohome, Inc., ADR	80,641	2,202,306
Avary Holding Shenzhen Co. Ltd., A Shares	76,700	231,464
AVIC Industry-Finance Holdings Co. Ltd., A Shares	747,500	342,294
AviChina Industry & Technology Co. Ltd., H Shares	3,106,930	1,408,209
Avicopter PLC, A Shares	57,300	300,261
BAIC Motor Corp. Ltd., H Shares	3,023,555	917,484
Baidu, Inc., A Shares *	2,934,772	43,625,345
Bank of Beijing Co. Ltd., A Shares	2,013,900	1,277,548
Bank of Changsha Co. Ltd., A Shares	376,300	357,804
Bank of Chengdu Co. Ltd., A Shares	147,900	234,246
Bank of China Ltd., A Shares	4,221,000	2,358,464
Bank of China Ltd., H Shares	100,135,731	36,796,224
Bank of Communications Co. Ltd., A Shares	3,587,400	2,933,821
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of Communications Co. Ltd., H Shares	9,687,229	5,717,850
Bank of Guiyang Co. Ltd., A Shares	411,100	293,026
Bank of Hangzhou Co. Ltd., A Shares	567,400	789,799
Bank of Jiangsu Co. Ltd., A Shares	557,900	517,196
Bank of Nanjing Co. Ltd., A Shares	998,900	1,009,951
Bank of Ningbo Co. Ltd., A Shares	629,660	2,020,978
Bank of Qingdao Co. Ltd., A Shares	567,400	247,110
Bank of Shanghai Co. Ltd., A Shares	1,550,670	1,279,015
Bank of Zhengzhou Co. Ltd., A Shares *	796,187	229,680
Baoshan Iron & Steel Co. Ltd., A Shares	1,770,932	1,542,529
BBMG Corp., A Shares	1,827,700	517,008
BeiGene Ltd. *	818,818	11,731,398
BeiGene Ltd., Class A *	5,340	114,061
Beijing Capital Eco-Environment Protection Group Co. Ltd., A Shares	705,700	266,824
Beijing Capital International Airport Co. Ltd., H Shares *(a)	2,485,496	900,600
Beijing Dabeinong Technology Group Co. Ltd., A Shares	400,400	408,194
Beijing Easpring Material Technology Co. Ltd., A Shares	49,000	280,990
Beijing E-Hualu Information Technology Co. Ltd., A Shares *	73,800	349,726
Beijing Enlight Media Co. Ltd., A Shares	270,800	301,479
Beijing Enterprises Holdings Ltd.	619,264	2,053,562
Beijing Enterprises Water Group Ltd.	5,508,407	1,107,281
Beijing Jetsen Technology Co. Ltd., A Shares *	319,000	233,633
Beijing Jingneng Clean Energy Co. Ltd., H Shares	2,295,682	455,592
Beijing Kingsoft Office Software, Inc., A Shares	43,332	1,831,036
Beijing New Building Materials PLC, A Shares	164,100	536,812
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares *	157,600	221,580
Beijing Originwater Technology Co. Ltd., A Shares	353,177	251,245
Beijing Roborock Technology Co. Ltd., A Shares	7,369	308,547
Beijing Shiji Information Technology Co. Ltd., A Shares	252,980	378,000
Beijing Shougang Co. Ltd., A Shares *	667,800	342,270
Beijing Shunxin Agriculture Co. Ltd., A Shares *	70,600	242,814
Beijing Sinnet Technology Co. Ltd., A Shares *	130,100	184,556
Beijing Tiantan Biological Products Corp. Ltd., A Shares	127,600	572,333
Beijing Tongrentang Co. Ltd., A Shares	138,600	1,031,591
Beijing Ultrapower Software Co. Ltd., A Shares	204,800	241,194
Beijing United Information Technology Co. Ltd., A Shares	71,905	342,457
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A Shares	45,750	312,773
Beijing Yanjing Brewery Co. Ltd., A Shares	313,000	436,122
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares	18,400	143,778
Beijing Zhong Ke San Huan High-Tech Co. Ltd., A Shares	117,530	177,258
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares	1,833,900	1,296,904

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bethel Automotive Safety Systems Co. Ltd., A Shares	39,100	427,193
Bilibili, Inc., Z Shares *	307,675	3,541,475
Bloomage Biotechnology Corp. Ltd., A Shares	34,275	341,790
Blue Moon Group Holdings Ltd.	1,244,407	325,031
Bluefocus Intelligent Communications Group Co. Ltd., A Shares *	275,100	283,537
BOC International China Co. Ltd., A Shares	218,900	330,143
BOE Technology Group Co. Ltd., A Shares	3,336,800	1,808,348
BOE Technology Group Co. Ltd., B Shares	1,147,150	386,285
Bosideng International Holdings Ltd.	4,602,329	1,932,786
Bright Dairy & Food Co. Ltd., A Shares	309,000	402,855
BTG Hotels Group Co. Ltd., A Shares *	102,500	248,176
BYD Co. Ltd., A Shares	171,400	4,780,046
BYD Co. Ltd., H Shares	1,277,400	34,346,184
BYD Electronic International Co. Ltd.	1,032,209	4,711,503
By-health Co. Ltd., A Shares	13,300	34,083
C&D International Investment Group Ltd.	850,921	1,738,819
C&S Paper Co. Ltd., A Shares	151,300	227,554
Caida Securities Co. Ltd., A Shares	256,100	277,941
Caitong Securities Co. Ltd., A Shares	483,160	545,340
Cambricon Technologies Corp. Ltd., Class A *	20,570	431,535
Canmax Technologies Co. Ltd., A Shares	73,320	247,446
CanSino Biologics, Inc., H Shares *(a)	138,467	483,995
CECEP Solar Energy Co. Ltd., A Shares	349,100	272,299
CECEP Wind-Power Corp., A Shares	631,020	272,167
Central China Securities Co. Ltd., A Shares	687,500	375,473
CETC Cyberspace Security Technology Co. Ltd., A Shares	87,900	281,881
CGN Power Co. Ltd., H Shares	15,853,660	3,816,099
Changchun High & New Technology Industry Group, Inc., A Shares	41,300	930,508
Changjiang Securities Co. Ltd., A Shares	523,300	407,443
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., A Shares	26,400	533,028
Chaozhou Three-Circle Group Co. Ltd., A Shares	176,408	724,308
Chengdu Xingrong Environment Co. Ltd., A Shares	283,400	220,656
Chengxin Lithium Group Co. Ltd., A Shares	81,300	247,623
Chifeng Jilong Gold Mining Co. Ltd., Class A *	133,100	259,266
China Baoan Group Co. Ltd., A Shares	261,200	427,591
China Bohai Bank Co. Ltd., Class H *	4,090,171	602,243
China Cinda Asset Management Co. Ltd., H Shares	11,747,994	1,143,167
China CITIC Bank Corp. Ltd., A Shares	946,900	714,717
China CITIC Bank Corp. Ltd., H Shares	12,262,425	5,542,215
China Coal Energy Co. Ltd., A Shares	642,700	839,713
China Coal Energy Co. Ltd., H Shares	2,405,200	2,038,644
China Communications Services Corp. Ltd., H Shares	3,245,543	1,383,770
China Conch Venture Holdings Ltd. (a)	1,863,054	1,395,448
China Construction Bank Corp., A Shares	1,010,700	905,823
China Construction Bank Corp., H Shares	122,398,841	70,835,021
China CSSC Holdings Ltd., A Shares	429,800	1,663,587
China Eastern Airlines Corp. Ltd., A Shares *	1,271,700	747,954
SECURITY	NUMBER OF SHARES	VALUE ($)
China Eastern Airlines Corp. Ltd., H Shares *	1,830,822	590,716
China Energy Engineering Corp. Ltd., A Shares	3,039,008	906,468
China Energy Engineering Corp. Ltd., H Shares	5,997,941	575,965
China Everbright Bank Co. Ltd., A Shares	4,066,600	1,645,774
China Everbright Bank Co. Ltd., H Shares	4,307,299	1,229,822
China Everbright Environment Group Ltd.	4,928,570	1,621,759
China Everbright Ltd.	1,172,625	677,124
China Feihe Ltd.	5,082,860	2,980,615
China Film Co. Ltd., A Shares *	149,700	257,850
China Galaxy Securities Co. Ltd., A Shares	165,500	289,932
China Galaxy Securities Co. Ltd., H Shares	5,520,026	2,954,267
China Gas Holdings Ltd.	3,943,468	3,615,128
China Great Wall Securities Co. Ltd., A Shares	279,900	324,936
China Greatwall Technology Group Co. Ltd., A Shares	301,900	471,811
China Green Electricity Investment of Tianjin Co. Ltd., A Shares	177,500	251,547
China Hongqiao Group Ltd.	2,862,386	2,334,532
China Huarong Asset Management Co. Ltd., H Shares *	21,378,130	1,163,298
China International Capital Corp. Ltd., A Shares	88,600	503,733
China International Capital Corp. Ltd., H Shares	1,977,195	3,128,962
China International Marine Containers Group Co. Ltd., H Shares	1,217,805	732,838
China Jinmao Holdings Group Ltd. (a)	8,813,010	1,004,261
China Jushi Co. Ltd., A Shares	381,677	591,677
China Lesso Group Holdings Ltd.	1,235,606	683,433
China Life Insurance Co. Ltd., H Shares	9,632,158	13,047,928
China Literature Ltd. *	543,697	1,855,182
China Longyuan Power Group Corp. Ltd., H Shares	4,320,661	3,236,222
China Medical System Holdings Ltd.	1,658,389	3,189,250
China Meheco Co. Ltd., A Shares	150,240	252,890
China Meidong Auto Holdings Ltd. (a)	695,301	425,533
China Mengniu Dairy Co. Ltd.	3,956,931	12,412,431
China Merchants Bank Co. Ltd., A Shares	1,940,800	7,824,623
China Merchants Bank Co. Ltd., H Shares	4,919,864	17,196,815
China Merchants Energy Shipping Co. Ltd., A Shares	791,600	666,225
China Merchants Expressway Network & Technology Holdings Co. Ltd., A Shares	195,100	269,113
China Merchants Port Holdings Co. Ltd.	1,796,553	2,300,236
China Merchants Securities Co. Ltd., A Shares	672,580	1,325,193
China Merchants Securities Co. Ltd., H Shares	689,816	564,373
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	655,200	956,054
China Minsheng Banking Corp. Ltd., A Shares	3,487,600	1,880,305
China Minsheng Banking Corp. Ltd., H Shares	7,959,815	2,659,964

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China National Accord Medicines Corp. Ltd., B Shares	228,748	372,836
China National Building Material Co. Ltd., H Shares	5,846,334	2,604,925
China National Chemical Engineering Co. Ltd., A Shares	579,200	536,942
China National Nuclear Power Co. Ltd., A Shares	1,574,400	1,549,927
China National Software & Service Co. Ltd., A Shares	80,470	387,644
China Northern Rare Earth Group High-Tech Co. Ltd., A Shares	338,200	939,629
China Oilfield Services Ltd., A Shares	263,029	549,558
China Oilfield Services Ltd., H Shares	2,239,913	2,409,033
China Overseas Land & Investment Ltd.	5,013,001	9,268,240
China Pacific Insurance Group Co. Ltd., A Shares	648,300	2,187,025
China Pacific Insurance Group Co. Ltd., H Shares	3,328,955	7,032,733
China Petroleum & Chemical Corp., A Shares	3,331,000	2,551,543
China Petroleum & Chemical Corp., H Shares	32,179,623	16,563,011
China Power International Development Ltd.	6,781,824	2,492,073
China Railway Group Ltd., A Shares	1,864,200	1,472,355
China Railway Group Ltd., H Shares	5,291,613	2,323,884
China Railway Signal & Communication Corp. Ltd., A Shares	261,489	159,288
China Railway Signal & Communication Corp. Ltd., H Shares	1,875,839	569,215
China Rare Earth Resources & Technology Co. Ltd., A Shares	93,300	365,439
China Reinsurance Group Corp., H Shares	9,347,757	526,614
China Resources Beer Holdings Co. Ltd.	1,995,863	8,995,093
China Resources Boya Bio-pharmaceutical Group Co. Ltd., A Shares	58,000	295,158
China Resources Cement Holdings Ltd. (a)	2,886,481	665,233
China Resources Double Crane Pharmaceutical Co. Ltd., A Shares	108,140	284,396
China Resources Gas Group Ltd.	1,184,381	3,715,265
China Resources Land Ltd.	3,613,920	13,233,565
China Resources Microelectronics Ltd., A Shares	93,908	617,549
China Resources Mixc Lifestyle Services Ltd.	777,515	2,941,701
China Resources Pharmaceutical Group Ltd.	2,194,378	1,371,082
China Resources Power Holdings Co. Ltd.	2,513,762	4,847,094
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares	100,500	683,698
China Ruyi Holdings Ltd. *(a)	5,822,183	1,319,445
China Shenhua Energy Co. Ltd., A Shares	718,370	3,167,830
China Shenhua Energy Co. Ltd., H Shares	4,410,958	14,429,660
China South Publishing & Media Group Co. Ltd., A Shares	175,200	264,971
China Southern Airlines Co. Ltd., A Shares *	1,407,100	1,211,828
China Southern Airlines Co. Ltd., H Shares *	1,577,684	757,502
SECURITY	NUMBER OF SHARES	VALUE ($)
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., A Shares	262,500	197,766
China State Construction Engineering Corp. Ltd., A Shares	3,793,500	2,640,204
China State Construction International Holdings Ltd.	2,335,505	2,709,201
China Suntien Green Energy Corp. Ltd., H Shares	2,957,124	984,408
China Taiping Insurance Holdings Co. Ltd.	1,965,446	1,781,667
China Three Gorges Renewables Group Co. Ltd., A Shares	2,343,500	1,509,606
China Tourism Group Duty Free Corp. Ltd., A Shares	147,200	1,837,681
China Tourism Group Duty Free Corp. Ltd., Class H	141,438	1,539,279
China Tower Corp. Ltd., H Shares	61,317,607	6,359,200
China Traditional Chinese Medicine Holdings Co. Ltd.	3,210,720	1,644,352
China TransInfo Technology Co. Ltd., A Shares *	156,500	264,522
China United Network Communications Ltd., A Shares	2,605,100	1,601,511
China Vanke Co. Ltd., A Shares	854,700	1,369,244
China Vanke Co. Ltd., H Shares	2,960,165	2,990,372
China World Trade Center Co. Ltd., A Shares	118,500	338,026
China Yangtze Power Co. Ltd., A Shares	2,295,100	7,337,506
China Zhenhua Group Science & Technology Co. Ltd., A Shares	51,400	465,126
China Zheshang Bank Co. Ltd., A Shares	1,064,090	376,999
Chinalin Securities Co. Ltd., A Shares	124,200	239,147
Chinese Universe Publishing & Media Group Co. Ltd., A Shares	121,000	223,497
Chongqing Brewery Co. Ltd., A Shares	45,800	456,974
Chongqing Changan Automobile Co. Ltd., A Shares	809,864	2,311,305
Chongqing Changan Automobile Co. Ltd., B Shares	2,006,198	1,104,522
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	110,760	251,889
Chongqing Rural Commercial Bank Co. Ltd., H Shares	3,851,106	1,425,002
Chongqing Taiji Industry Group Co. Ltd., Class A *	36,300	262,198
Chongqing Zhifei Biological Products Co. Ltd., A Shares	236,700	2,161,822
CITIC Ltd.	6,410,897	6,041,279
Citic Pacific Special Steel Group Co. Ltd., A Shares	496,810	992,089
CITIC Securities Co. Ltd., A Shares	1,158,780	3,480,721
CITIC Securities Co. Ltd., H Shares	2,973,619	6,175,448
CMOC Group Ltd., A Shares	865,900	631,752
CMOC Group Ltd., H Shares	5,233,488	2,988,535
CNGR Advanced Material Co. Ltd., A Shares	75,200	517,796
CNOOC Energy Technology & Services Ltd., A Shares	724,700	294,305
CNPC Capital Co. Ltd., A Shares	386,100	310,891
Contemporary Amperex Technology Co. Ltd., A Shares	404,600	9,462,008
COSCO SHIPPING Development Co. Ltd., A Shares	1,187,800	387,561
COSCO SHIPPING Development Co. Ltd., H Shares	3,989,206	403,502

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
COSCO SHIPPING Energy Transportation Co. Ltd., A Shares	408,900	754,698
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	1,462,234	1,419,118
COSCO SHIPPING Holdings Co. Ltd., A Shares	1,211,621	1,698,407
COSCO SHIPPING Holdings Co. Ltd., H Shares	3,950,746	3,642,033
COSCO SHIPPING Ports Ltd.	2,008,386	1,350,016
Country Garden Holdings Co. Ltd. *	17,359,618	1,955,938
Country Garden Services Holdings Co. Ltd.	2,768,321	2,615,803
CRRC Corp. Ltd., A Shares	2,507,000	1,825,571
CRRC Corp. Ltd., H Shares	4,787,458	1,930,847
CSC Financial Co. Ltd., A Shares	494,000	1,783,408
CSC Financial Co. Ltd., H Shares	1,179,340	1,106,816
CSG Holding Co. Ltd., A Shares	452,446	353,543
CSG Holding Co. Ltd., B Shares	805,185	269,072
CSPC Pharmaceutical Group Ltd.	10,966,150	9,898,641
Daan Gene Co. Ltd., A Shares	140,160	203,341
Dada Nexus Ltd., ADR *	100,835	310,572
Daqin Railway Co. Ltd., A Shares	1,392,800	1,416,010
Daqo New Energy Corp., ADR *	66,471	1,572,704
Datang International Power Generation Co. Ltd., H Shares	5,354,320	808,944
DHC Software Co. Ltd., A Shares	352,400	314,846
Dian Diagnostics Group Co. Ltd., A Shares	69,500	259,956
Do-Fluoride New Materials Co. Ltd., A Shares	98,280	206,304
Dong-E-E-Jiao Co. Ltd., A Shares	58,500	412,883
Dongfang Electric Corp. Ltd., A Shares	268,900	548,645
Dongfang Electric Corp. Ltd., H Shares	446,456	400,137
Dongfeng Motor Group Co. Ltd., H Shares	3,823,032	1,918,785
Dongguan Yiheda Automation Co. Ltd., Class A	59,500	235,050
Dongxing Securities Co. Ltd., A Shares	284,900	344,306
East Buy Holding Ltd. *(a)	546,120	2,031,265
East Group Co. Ltd., A Shares	335,800	300,955
East Money Information Co. Ltd., A Shares	1,428,502	2,928,619
Eastern Air Logistics Co. Ltd., A Shares	146,200	274,343
Eastroc Beverage Group Co. Ltd., A Shares	16,000	441,753
Ecovacs Robotics Co. Ltd., A Shares	51,200	306,368
Empyrean Technology Co. Ltd., Shares A	14,000	192,738
ENN Energy Holdings Ltd.	1,002,971	6,960,172
ENN Natural Gas Co. Ltd., A Shares	247,475	555,528
Eoptolink Technology, Inc.Ltd., Class A	63,000	408,472
Eve Energy Co. Ltd., A Shares	199,736	1,180,067
Everbright Securities Co. Ltd., A Shares	394,300	897,266
Fangda Carbon New Material Co. Ltd., A Shares *	348,180	281,821
Far East Horizon Ltd.	1,665,782	1,222,095
FAW Jiefang Group Co. Ltd., A Shares *	236,400	327,405
Fiberhome Telecommunication Technologies Co. Ltd., A Shares	98,800	246,550
Financial Street Holdings Co. Ltd., A Shares	688,600	382,823
First Capital Securities Co. Ltd., A Shares	426,800	365,180
Flat Glass Group Co. Ltd., A Shares	71,500	253,419
Flat Glass Group Co. Ltd., H Shares	573,101	942,168
Focus Media Information Technology Co. Ltd., A Shares	1,365,500	1,250,577
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	463,104	2,471,488
SECURITY	NUMBER OF SHARES	VALUE ($)
Fosun International Ltd.	2,949,919	1,680,747
Founder Securities Co. Ltd., A Shares	675,600	821,203
Foxconn Industrial Internet Co. Ltd., A Shares	1,132,500	2,394,728
Fujian Funeng Co. Ltd., A Shares	319,020	381,519
Fujian Sunner Development Co. Ltd., A Shares	120,900	307,287
Full Truck Alliance Co. Ltd., ADR *	881,548	6,602,795
Fushun Special Steel Co. Ltd., Class A *	131,200	183,177
Fuyao Glass Industry Group Co. Ltd., A Shares	191,900	1,012,037
Fuyao Glass Industry Group Co. Ltd., H Shares	823,303	3,863,367
Gan & Lee Pharmaceuticals Co. Ltd., A Shares *	79,800	595,622
Ganfeng Lithium Group Co. Ltd., A Shares	167,220	913,259
Ganfeng Lithium Group Co. Ltd., H Shares	522,893	1,673,729
G-bits Network Technology Xiamen Co. Ltd., A Shares	6,200	222,535
GCL System Integration Technology Co. Ltd., A Shares *	561,000	212,899
GCL Technology Holdings Ltd.	27,773,487	3,698,248
GD Power Development Co. Ltd., A Shares	1,649,900	912,632
GDS Holdings Ltd., A shares *	1,239,324	1,612,170
Geely Automobile Holdings Ltd.	7,063,475	7,696,269
GEM Co. Ltd., A Shares	498,800	393,955
Gemdale Corp., A Shares	434,900	311,817
Genscript Biotech Corp. *	1,308,805	3,636,361
GF Securities Co. Ltd., A Shares	622,000	1,255,149
GF Securities Co. Ltd., H Shares	1,306,902	1,634,820
Giant Biogene Holding Co. Ltd. *	520,300	2,388,225
Giant Network Group Co. Ltd., Class A	212,900	360,448
GigaDevice Semiconductor, Inc., A Shares	64,484	849,733
Ginlong Technologies Co. Ltd., A Shares	37,350	348,603
Glarun Technology Co. Ltd., A Shares	112,900	225,768
GoerTek, Inc., A Shares	321,300	809,887
Goke Microelectronics Co. Ltd., A Shares	17,300	148,749
Goldwind Science & Technology Co. Ltd., A Shares	376,100	458,209
Goldwind Science & Technology Co. Ltd., H Shares	770,278	353,072
Gongniu Group Co. Ltd., A Shares	37,000	506,580
GoodWe Technologies Co. Ltd., A Shares	13,484	203,591
Gotion High-tech Co. Ltd., A Shares *	154,200	478,299
Grandjoy Holdings Group Co. Ltd., A Shares *	362,472	163,445
Great Wall Motor Co. Ltd., A Shares	244,600	921,403
Great Wall Motor Co. Ltd., H Shares	3,105,228	4,476,764
Gree Electric Appliances, Inc. of Zhuhai, Class A	359,000	1,656,498
Greentown China Holdings Ltd.	1,151,465	1,225,135
GRG Banking Equipment Co. Ltd., A Shares	247,500	422,840
Guangdong Baolihua New Energy Stock Co. Ltd., A Shares	345,400	222,979
Guangdong Electric Power Development Co. Ltd., B Shares *	1,415,414	402,317
Guangdong Haid Group Co. Ltd., A Shares	162,600	1,006,430
Guangdong HEC Technology Holding Co. Ltd., A Shares *	132,500	123,390
Guangdong Investment Ltd.	4,185,106	2,904,277

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Guangdong Kinlong Hardware Products Co. Ltd., A Shares	21,800	137,284
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., A Shares	74,500	171,305
Guanghui Energy Co. Ltd., A Shares	625,700	636,127
Guangshen Railway Co. Ltd., H Shares *	2,701,434	501,527
Guangxi Guiguan Electric Power Co. Ltd., A Shares	346,400	273,103
Guangxi Liugong Machinery Co. Ltd., A Shares	421,900	369,258
Guangzhou Automobile Group Co. Ltd., A Shares	340,060	472,398
Guangzhou Automobile Group Co. Ltd., H Shares	4,066,108	1,884,602
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A Shares	168,000	709,312
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	251,442	693,773
Guangzhou Development Group, Inc., Class A	627,200	479,556
Guangzhou Great Power Energy & Technology Co. Ltd., Class A	33,200	127,853
Guangzhou Haige Communications Group, Inc. Co., A Shares	271,400	481,154
Guangzhou Kingmed Diagnostics Group Co. Ltd., A Shares	45,900	424,226
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares	24,300	154,083
Guangzhou Tinci Materials Technology Co. Ltd., A Shares	187,780	636,364
Guangzhou Wondfo Biotech Co. Ltd., A Shares	48,200	205,800
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., A Shares	280,118	249,090
Guangzhou Zhujiang Brewery Co. Ltd., A Shares	214,300	248,481
Guizhou Panjiang Refined Coal Co. Ltd., A Shares	257,100	226,461
Guolian Securities Co. Ltd., A Shares *	221,900	362,013
Guosen Securities Co. Ltd., A Shares	485,000	645,218
Guosheng Financial Holding, Inc., A Shares *	194,100	254,143
Guotai Junan Securities Co. Ltd., A Shares	626,100	1,323,920
Guotai Junan Securities Co. Ltd., H Shares	1,213,894	1,401,908
Guoyuan Securities Co. Ltd., A Shares	410,400	395,975
H World Group Ltd., ADR *	278,599	10,191,151
Haidilao International Holding Ltd.	2,014,835	4,008,877
Haier Smart Home Co. Ltd., A Shares	621,500	1,925,162
Haier Smart Home Co. Ltd., H Shares	3,008,922	8,725,924
Hainan Airlines Holding Co. Ltd., Class A *	2,686,100	545,420
Hainan Airport Infrastructure Co. Ltd., Class A *	830,600	473,399
Haisco Pharmaceutical Group Co. Ltd., A Shares *	50,600	171,903
Haitian International Holdings Ltd.	757,705	1,930,570
Haitong Securities Co. Ltd., A Shares	914,600	1,244,911
Haitong Securities Co. Ltd., H Shares	4,532,700	2,541,929
Hang Zhou Great Star Industrial Co. Ltd., A Shares	106,000	323,745
Hangzhou Binjiang Real Estate Group Co. Ltd., A Shares	279,900	302,595
Hangzhou Chang Chuan Technology Co. Ltd., A Shares	59,500	335,786
SECURITY	NUMBER OF SHARES	VALUE ($)
Hangzhou First Applied Material Co. Ltd., A Shares	95,922	312,039
Hangzhou Lion Electronics Co. Ltd., A Shares	61,656	277,499
Hangzhou Oxygen Plant Group Co. Ltd., A Shares	68,200	300,745
Hangzhou Robam Appliances Co. Ltd., A Shares	97,000	315,545
Hangzhou Silan Microelectronics Co. Ltd., A Shares	132,600	448,623
Hangzhou Tigermed Consulting Co. Ltd., A Shares	64,700	562,739
Hangzhou Tigermed Consulting Co. Ltd., H Shares	181,137	955,513
Han's Laser Technology Industry Group Co. Ltd., A Shares	68,000	208,352
Hansoh Pharmaceutical Group Co. Ltd.	1,271,860	2,576,191
Haohua Chemical Science & Technology Co. Ltd., A Shares	79,400	329,897
Harbin Boshi Automation Co. Ltd., A Shares	97,500	194,973
Hefei Meiya Optoelectronic Technology, Inc., A Shares	84,110	232,978
Heilongjiang Agriculture Co. Ltd., A Shares	183,100	323,585
Henan Shenhuo Coal & Power Co. Ltd., Class A	245,300	541,714
Henan Shuanghui Investment & Development Co. Ltd., A Shares	317,300	1,159,716
Hengan International Group Co. Ltd.	903,449	3,296,710
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares	151,500	287,046
Hengli Petrochemical Co. Ltd., A Shares *	266,400	523,399
Hengtong Optic-electric Co. Ltd., A Shares	235,300	410,235
Hengyi Petrochemical Co. Ltd., A Shares *	302,900	290,981
Hesteel Co. Ltd., A Shares	962,200	292,392
Hisense Home Appliances Group Co. Ltd., Class A	195,800	603,495
Hisense Home Appliances Group Co. Ltd., Class H	432,600	1,065,673
Hisense Visual Technology Co. Ltd., Class A	114,800	376,183
Hithink RoyalFlush Information Network Co. Ltd., A Shares	43,600	857,713
Hongfa Technology Co. Ltd., A Shares	56,340	229,589
Hopson Development Holdings Ltd. *	1,406,311	804,862
Hoshine Silicon Industry Co. Ltd., A Shares	57,100	397,085
Hoyuan Green Energy Co. Ltd., A Shares	48,517	224,886
Hua Hong Semiconductor Ltd. *	559,548	1,293,860
Huadian Power International Corp. Ltd., A Shares	854,652	612,774
Huadian Power International Corp. Ltd., H Shares	1,911,898	783,334
Huadong Medicine Co. Ltd., A Shares	176,500	1,008,183
Huafon Chemical Co. Ltd., A Shares	384,900	369,754
Huagong Tech Co. Ltd., A Shares	84,800	351,384
Huaibei Mining Holdings Co. Ltd., A Shares	208,500	462,490
Hualan Biological Engineering, Inc., A Shares	171,980	582,097
Huaneng Lancang River Hydropower, Inc., A Shares	520,700	608,127

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Huaneng Power International, Inc., A Shares *	629,500	679,659
Huaneng Power International, Inc., H Shares *	5,658,748	2,941,566
Huatai Securities Co. Ltd., A Shares	676,100	1,356,745
Huatai Securities Co. Ltd., H Shares	1,941,799	2,431,506
Huaxi Securities Co. Ltd., A Shares	165,400	183,906
Huaxia Bank Co. Ltd., A Shares	1,538,200	1,249,343
Huaxia Eye Hospital Group Co. Ltd., A Shares	13,150	72,057
Huaxin Cement Co. Ltd., A Shares	128,926	240,484
Huaxin Cement Co. Ltd., H Shares	492,274	442,462
Huayu Automotive Systems Co. Ltd., A Shares	295,100	719,051
Hubei Energy Group Co. Ltd., A Shares	592,700	345,278
Hubei Xingfa Chemicals Group Co. Ltd., A Shares	108,000	284,481
Huizhou Desay Sv Automotive Co. Ltd., A Shares	46,700	849,049
Humanwell Healthcare Group Co. Ltd., A Shares	151,600	565,130
Hunan Changyuan Lico Co. Ltd., Class A	236,184	246,735
Hunan Gold Corp. Ltd., A Shares	110,600	182,914
Hunan Valin Steel Co. Ltd., A Shares	575,200	445,436
Hundsun Technologies, Inc., A Shares	185,694	780,898
Hwatsing Technology Co. Ltd., Class A	8,122	249,643
Hygeia Healthcare Holdings Co. Ltd., Class C	452,380	2,785,998
IEIT Systems Co. Ltd., A Shares	148,728	733,747
Iflytek Co. Ltd., A Shares	227,700	1,426,911
Imeik Technology Development Co. Ltd., A Shares	15,900	678,082
Industrial & Commercial Bank of China Ltd., A Shares	7,047,200	4,746,819
Industrial & Commercial Bank of China Ltd., H Shares	103,181,501	49,408,962
Industrial Bank Co. Ltd., A Shares	1,963,900	4,015,256
Industrial Securities Co. Ltd., A Shares	833,260	709,455
Ingenic Semiconductor Co. Ltd., A Shares	35,000	333,581
Inner Mongolia BaoTou Steel Union Co. Ltd., A Shares *	3,579,200	766,864
Inner Mongolia Dian Tou Energy Corp. Ltd., A Shares	366,700	749,216
Inner Mongolia ERDOS Resources Co. Ltd., A Shares	130,100	166,337
Inner Mongolia ERDOS Resources Co. Ltd., B Shares	874,920	769,930
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A Shares	795,100	432,011
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	593,700	316,762
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	610,700	2,330,426
Inner Mongolia Yuan Xing Energy Co. Ltd., A Shares	326,900	290,690
Innovent Biologics, Inc. *	1,836,253	10,767,882
Intco Medical Technology Co. Ltd., A Shares	60,450	173,621
iQIYI, Inc., ADR *	584,991	2,626,610
iRay Technology Co. Ltd., A Shares	7,000	213,500
JA Solar Technology Co. Ltd., A Shares	316,736	882,656
Jafron Biomedical Co. Ltd., A Shares	68,050	228,231
Jason Furniture Hangzhou Co. Ltd., A Shares	75,010	393,695
JCET Group Co. Ltd., A Shares	182,000	778,362
SECURITY	NUMBER OF SHARES	VALUE ($)
JD Health International, Inc. *	1,368,097	6,524,924
JD Logistics, Inc. *	2,247,440	2,759,555
JD.com, Inc., A Shares	3,095,685	42,291,537
Jiangsu Eastern Shenghong Co. Ltd., A Shares	390,000	552,696
Jiangsu Expressway Co. Ltd., A Shares	295,600	421,813
Jiangsu Expressway Co. Ltd., H Shares	1,330,672	1,197,729
Jiangsu Hengli Hydraulic Co. Ltd., A Shares	110,784	873,427
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares	594,544	3,998,040
Jiangsu King's Luck Brewery JSC Ltd., A Shares	118,000	889,503
Jiangsu Linyang Energy Co. Ltd., A Shares	188,800	169,738
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	94,700	341,350
Jiangsu Pacific Quartz Co. Ltd., Class A	28,400	341,468
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	266,100	374,873
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., A Shares	147,300	2,405,769
Jiangsu Yangnong Chemical Co. Ltd., A Shares	44,200	400,220
Jiangsu Yoke Technology Co. Ltd., A Shares	41,800	360,401
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., A Shares	93,500	447,140
Jiangsu Zhongtian Technology Co. Ltd., A Shares	311,600	566,387
Jiangxi Copper Co. Ltd., A Shares	299,500	742,773
Jiangxi Copper Co. Ltd., H Shares	1,407,680	1,996,990
Jiangxi Special Electric Motor Co. Ltd., A Shares *	161,500	234,753
Jilin Aodong Pharmaceutical Group Co. Ltd., A Shares	105,100	241,814
Jinke Smart Services Group Co. Ltd., H Shares *	323,972	377,469
Jinko Solar Co. Ltd., Class A	372,257	462,910
Jinxin Fertility Group Ltd. *	2,225,041	1,068,321
JiuGui Liquor Co. Ltd., A Shares	31,000	309,957
Jiumaojiu International Holdings Ltd. (a)	1,217,950	1,230,379
Jizhong Energy Resources Co. Ltd., A Shares	326,700	319,792
Joincare Pharmaceutical Group Industry Co. Ltd., A Shares	175,700	311,246
Joinn Laboratories China Co. Ltd., A Shares	55,272	205,964
Joinn Laboratories China Co. Ltd., H Shares (a)	150,030	262,014
Jointown Pharmaceutical Group Co. Ltd., A Shares	436,814	459,386
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., A Shares *	78,800	360,730
JOYY, Inc., ADR	46,189	1,774,119
Juneyao Airlines Co. Ltd., A Shares *	250,400	477,236
Kanzhun Ltd., ADR *	419,275	6,930,616
KE Holdings, Inc., ADR	829,983	13,221,629
Keda Industrial Group Co. Ltd., Shares A	180,000	251,813
Kingboard Holdings Ltd.	972,107	2,339,937
Kingboard Laminates Holdings Ltd.	1,407,015	1,225,011
Kingdee International Software Group Co. Ltd. *	3,417,319	4,751,685
Kingnet Network Co. Ltd., Class A	203,600	333,013
Kingsoft Cloud Holdings Ltd. *	1,560,900	465,654
Kingsoft Corp. Ltd.	1,150,644	3,683,098
Kuaishou Technology *	3,409,731	25,190,003

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kuang-Chi Technologies Co. Ltd., A Shares	192,000	375,074
Kunlun Energy Co. Ltd.	4,854,013	4,487,148
Kunlun Tech Co. Ltd., A Shares *	117,300	531,390
Kweichow Moutai Co. Ltd., A Shares	116,900	29,327,314
Lakala Payment Co. Ltd., A Shares *	104,500	245,555
Lao Feng Xiang Co. Ltd., A Shares	133,558	1,203,537
Laobaixing Pharmacy Chain JSC, A Shares	48,230	206,333
LB Group Co. Ltd., A Shares	238,500	576,461
Lee & Man Paper Manufacturing Ltd.	1,999,959	550,544
Legend Holdings Corp., H Shares	697,385	600,925
Lens Technology Co. Ltd., A Shares	462,800	846,404
Leo Group Co. Ltd., A shares *	659,800	210,663
Lepu Medical Technology Beijing Co. Ltd., A Shares	180,000	432,797
Levima Advanced Materials Corp., A Shares	70,900	186,161
Leyard Optoelectronic Co. Ltd., A Shares	481,300	407,767
Li Auto, Inc., Class A *	1,390,344	25,954,465
Li Ning Co. Ltd.	2,993,684	8,336,764
Liaoning Port Co. Ltd., A Shares	1,515,900	318,422
Lingyi iTech Guangdong Co., A Shares	661,200	619,441
Livzon Pharmaceutical Group, Inc., A Shares	93,300	457,550
Livzon Pharmaceutical Group, Inc., H Shares	176,365	527,268
Longfor Group Holdings Ltd.	2,553,430	4,524,726
LONGi Green Energy Technology Co. Ltd., A Shares	709,048	2,107,981
Longshine Technology Group Co. Ltd., A Shares	105,200	250,883
Loongson Technology Corp. Ltd., Shares A *	17,112	275,814
Lufax Holding Ltd., ADR	909,272	771,881
Luxi Chemical Group Co. Ltd., A Shares	165,500	230,370
Luxshare Precision Industry Co. Ltd., A Shares	676,317	3,014,588
Luye Pharma Group Ltd. *	2,347,389	1,172,147
Luzhou Laojiao Co. Ltd., A Shares	138,400	4,021,566
Maanshan Iron & Steel Co. Ltd., A Shares	1,085,600	410,464
Mango Excellent Media Co. Ltd., A Shares	164,370	594,089
Maxscend Microelectronics Co. Ltd., A Shares	45,248	877,587
Meihua Holdings Group Co. Ltd., Class A	293,400	392,378
Meinian Onehealth Healthcare Holdings Co. Ltd., A Shares *	354,100	306,943
Meituan, B Shares *	7,017,953	81,408,722
Metallurgical Corp. of China Ltd., A Shares	1,348,400	585,358
Metallurgical Corp. of China Ltd., H Shares	3,828,079	725,396
Microport Scientific Corp. *	1,167,770	1,871,949
Ming Yang Smart Energy Group Ltd., A Shares	228,700	431,395
Ming Yuan Cloud Group Holdings Ltd. *	715,962	298,841
MINISO Group Holding Ltd., ADR	111,732	2,830,172
Minth Group Ltd.	896,416	1,941,969
MOG Digitech Holdings Ltd. *	666,150	164,612
Montage Technology Co. Ltd., A Shares	108,000	892,010
Muyuan Foods Co. Ltd., A Shares	507,386	2,776,732
Nanjing Iron & Steel Co. Ltd., A Shares	552,700	287,147
Nanjing Securities Co. Ltd., A Shares	444,700	506,289
NARI Technology Co. Ltd., A Shares	750,196	2,312,255
National Silicon Industry Group Co. Ltd., A Shares *	169,305	418,699
SECURITY	NUMBER OF SHARES	VALUE ($)
NAURA Technology Group Co. Ltd., A Shares	51,400	1,688,261
NavInfo Co. Ltd., A Shares *	279,800	383,985
NetEase, Inc.	2,357,067	53,205,499
New China Life Insurance Co. Ltd., A Shares	174,000	761,448
New China Life Insurance Co. Ltd., H Shares	1,039,994	2,063,929
New Hope Liuhe Co. Ltd., A Shares *	425,200	595,435
New Oriental Education & Technology Group, Inc. *	1,766,714	14,262,105
Newland Digital Technology Co. Ltd., A Shares	108,600	268,877
Nine Dragons Paper Holdings Ltd. *	2,130,024	1,066,335
Ninestar Corp., A Shares	136,400	527,951
Ningbo Deye Technology Co. Ltd., A Shares	37,044	327,072
Ningbo Joyson Electronic Corp., A Shares	130,600	359,557
Ningbo Orient Wires & Cables Co. Ltd., A Shares	65,200	374,345
Ningbo Ronbay New Energy Technology Co. Ltd., A Shares	42,068	229,869
Ningbo Sanxing Medical Electric Co. Ltd., A Shares	109,200	298,194
Ningbo Shanshan Co. Ltd., A Shares	232,900	435,729
Ningbo Tuopu Group Co. Ltd., A Shares	91,900	948,342
Ningbo Zhoushan Port Co. Ltd., A Shares	754,400	381,373
Ningxia Baofeng Energy Group Co. Ltd., A Shares	265,500	545,426
NIO, Inc., Class A *	1,567,090	11,446,741
Nongfu Spring Co. Ltd., H Shares	2,248,314	12,838,790
North Industries Group Red Arrow Co. Ltd., A Shares	74,900	155,862
Northeast Securities Co. Ltd., A Shares	200,000	204,173
Offshore Oil Engineering Co. Ltd., A Shares	474,100	426,896
OFILM Group Co. Ltd., A Shares *	303,500	430,961
Oppein Home Group, Inc., A Shares	20,740	229,444
ORG Technology Co. Ltd., A Shares	592,500	352,629
Orient Securities Co. Ltd., A Shares	778,916	950,057
Orient Securities Co. Ltd., H Shares	880,195	389,931
Oriental Energy Co. Ltd., A Shares *	156,600	238,376
Ourpalm Co. Ltd., A shares *	338,800	226,309
Ovctek China, Inc., A Shares	81,180	277,156
Pacific Securities Co. Ltd., Class A *	392,100	208,651
Pangang Group Vanadium Titanium & Resources Co. Ltd., A Shares *	767,100	364,160
PDD Holdings, Inc., ADR *	792,720	116,878,637
People.cn Co. Ltd., A Shares	111,800	531,680
People's Insurance Co. Group of China Ltd., A Shares	1,393,700	985,602
People's Insurance Co. Group of China Ltd., H Shares	9,727,823	3,151,146
Perfect World Co. Ltd., A Shares	85,450	150,893
PetroChina Co. Ltd., A Shares	2,231,800	2,243,989
PetroChina Co. Ltd., H Shares	27,272,570	17,913,305
Pharmaron Beijing Co. Ltd., A Shares	50,400	235,732
Pharmaron Beijing Co. Ltd., H Shares	413,692	1,001,086
PICC Property & Casualty Co. Ltd., H Shares	8,731,307	10,139,553
Ping An Bank Co. Ltd., A Shares	1,824,600	2,473,341
Ping An Healthcare & Technology Co. Ltd. *	763,422	1,706,637
Ping An Insurance Group Co. of China Ltd., A Shares	1,025,600	5,859,751

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ping An Insurance Group Co. of China Ltd., H Shares	8,166,251	37,640,684
Pingdingshan Tianan Coal Mining Co. Ltd., A Shares	258,300	424,652
Piotech, Inc., Shares A	9,972	373,535
Poly Developments & Holdings Group Co. Ltd., A Shares	1,124,500	1,615,652
Poly Property Services Co. Ltd., H Shares	190,160	731,637
Pop Mart International Group Ltd.	953,419	2,862,589
Porton Pharma Solutions Ltd., A Shares	58,800	238,049
Postal Savings Bank of China Co. Ltd., A Shares	2,578,400	1,585,097
Postal Savings Bank of China Co. Ltd., H Shares	11,914,165	5,293,286
Power Construction Corp. of China Ltd., A Shares	1,576,400	1,101,559
Pylon Technologies Co. Ltd., A Shares	13,976	199,492
Qi An Xin Technology Group, Inc., Class A *	34,555	217,753
Qifu Technology, Inc., ADR	151,125	2,345,460
Qingdao TGOOD Electric Co. Ltd., A Shares	113,900	305,764
Qinghai Salt Lake Industry Co. Ltd., A Shares *	522,600	1,159,951
Raytron Technology Co. Ltd., A Shares	45,400	319,854
Red Star Macalline Group Corp. Ltd., H Shares	1,011,788	312,204
Remegen Co. Ltd., H Shares *	188,788	1,091,351
RLX Technology, Inc., ADR	997,811	2,215,140
Rongsheng Petrochemical Co. Ltd., A Shares	317,800	478,413
SAIC Motor Corp. Ltd., A Shares	805,700	1,678,871
Sailun Group Co. Ltd., A Shares	309,500	462,451
Sanan Optoelectronics Co. Ltd., A Shares	283,000	550,069
Sangfor Technologies, Inc., A Shares *	14,100	166,649
Sany Heavy Equipment International Holdings Co. Ltd.	1,003,150	1,042,928
Sany Heavy Industry Co. Ltd., A Shares	809,900	1,548,121
Satellite Chemical Co. Ltd., A Shares *	321,962	719,579
SDIC Capital Co. Ltd., A Shares	638,500	616,951
SDIC Power Holdings Co. Ltd., A Shares	428,500	744,069
Sealand Securities Co. Ltd., A Shares	477,300	243,295
Seazen Group Ltd. *	3,586,653	661,278
Seazen Holdings Co. Ltd., A Shares *	220,700	396,215
SenseTime Group, Inc., Class B *(a)	20,128,789	3,505,007
Seres Group Co. Ltd., Class A *	75,900	804,491
SF Holding Co. Ltd., A Shares	470,800	2,786,166
SG Micro Corp., A Shares	44,898	563,787
Shaanxi Coal Industry Co. Ltd., A Shares	935,200	2,551,141
Shaanxi International Trust Co. Ltd., A Shares	385,300	164,566
Shan Xi Hua Yang Group New Energy Co. Ltd., A Shares	379,650	472,635
Shandong Chenming Paper Holdings Ltd., H Shares *	1,905,905	512,452
Shandong Gold Mining Co. Ltd., A Shares	374,804	1,217,680
Shandong Gold Mining Co. Ltd., H Shares	807,234	1,593,735
Shandong Himile Mechanical Science & Technology Co. Ltd., A Shares	68,600	285,601
Shandong Hi-speed Co. Ltd., A Shares	244,600	231,892
Shandong Hualu Hengsheng Chemical Co. Ltd., A Shares	205,360	858,423
Shandong Humon Smelting Co. Ltd., A Shares *	213,000	332,579
SECURITY	NUMBER OF SHARES	VALUE ($)
Shandong Linglong Tyre Co. Ltd., A Shares	86,400	240,894
Shandong Nanshan Aluminum Co. Ltd., A Shares	1,128,700	455,210
Shandong Pharmaceutical Glass Co. Ltd., A Shares	69,900	258,026
Shandong Sun Paper Industry JSC Ltd., A Shares	296,900	499,337
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	3,095,033	2,936,404
Shanghai Aiko Solar Energy Co. Ltd., Class A	147,960	335,246
Shanghai Bairun Investment Holding Group Co. Ltd., A Shares	97,428	351,729
Shanghai Baosight Software Co. Ltd., A Shares	340,871	2,004,843
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares	12,371	389,944
Shanghai Construction Group Co. Ltd., A Shares	664,100	232,495
Shanghai Electric Group Co. Ltd., A Shares *	1,107,400	683,887
Shanghai Electric Group Co. Ltd., H Shares *	3,073,803	657,241
Shanghai Electric Power Co. Ltd., A Shares	237,200	292,306
Shanghai Fosun Pharmaceutical Group Co. Ltd., A Shares	161,200	629,811
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	784,329	1,735,299
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares	25,080	157,167
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares	389,730	818,352
Shanghai Industrial Holdings Ltd.	605,504	727,972
Shanghai International Airport Co. Ltd., A Shares *	241,400	1,212,916
Shanghai International Port Group Co. Ltd., A Shares	1,007,000	709,314
Shanghai Jinjiang International Hotels Co. Ltd., A Shares	96,700	459,058
Shanghai Jinjiang International Hotels Co. Ltd., B Shares	204,265	292,099
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., A Shares	200,900	300,182
Shanghai Junshi Biosciences Co. Ltd., A Shares *	76,221	481,171
Shanghai Junshi Biosciences Co. Ltd., H Shares *	210,930	633,306
Shanghai Lingang Holdings Corp. Ltd., A Shares	174,700	268,619
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A Shares	562,800	707,736
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B Shares	503,730	171,772
Shanghai M&G Stationery, Inc., A Shares	44,200	245,913
Shanghai Mechanical & Electrical Industry Co. Ltd., B shares	293,501	271,488
Shanghai Moons' Electric Co. Ltd., Class A	40,800	428,454
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	271,500	682,837
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	1,222,162	1,771,363
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,776,800	2,663,644

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai Putailai New Energy Technology Co. Ltd., A Shares	201,276	646,868
Shanghai RAAS Blood Products Co. Ltd., A Shares	657,000	731,431
Shanghai Rural Commercial Bank Co. Ltd., A Shares	464,400	372,639
Shanghai Tunnel Engineering Co. Ltd., A Shares	279,100	208,319
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., A Shares	180,200	266,729
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A Shares	419,500	378,907
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A Shares	158,400	504,635
Shanghai Zhenhua Heavy Industries Co. Ltd., B Shares *	1,334,720	265,609
Shanxi Coal International Energy Group Co. Ltd., Class A	106,900	273,650
Shanxi Coking Coal Energy Group Co. Ltd., A Shares	535,900	730,193
Shanxi Lu'an Environmental Energy Development Co. Ltd., A Shares	297,700	911,735
Shanxi Meijin Energy Co. Ltd., A Shares *	247,000	250,078
Shanxi Securities Co. Ltd., A Shares	351,600	274,741
Shanxi Taigang Stainless Steel Co. Ltd., A Shares	473,600	256,000
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A Shares	113,800	3,806,507
Shede Spirits Co. Ltd., Class A	16,500	231,776
Shenergy Co. Ltd., Class A	371,100	311,285
Shenghe Resources Holding Co. Ltd., A Shares	167,100	242,191
Shengyi Technology Co. Ltd., A Shares	219,400	526,302
Shennan Circuits Co. Ltd., A Shares	31,700	324,458
Shenwan Hongyuan Group Co. Ltd., A Shares	1,650,700	1,042,523
Shenwan Hongyuan Group Co. Ltd., H Shares	3,411,401	633,334
Shenzhen Airport Co. Ltd., A Shares *	213,000	203,127
Shenzhen Capchem Technology Co. Ltd., A Shares	80,640	504,099
Shenzhen Dynanonic Co. Ltd., A Shares	22,880	206,981
Shenzhen Energy Group Co. Ltd., A Shares	427,000	365,351
Shenzhen Expressway Corp. Ltd., H Shares	1,029,591	830,496
Shenzhen Gas Corp. Ltd., A Shares	372,100	352,247
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., H Shares	511,105	248,017
Shenzhen Inovance Technology Co. Ltd., A Shares	235,600	2,177,840
Shenzhen International Holdings Ltd. (a)	1,852,575	1,366,251
Shenzhen Investment Ltd.	3,294,806	476,695
Shenzhen Jinjia Group Co. Ltd., A Shares	197,700	163,343
Shenzhen Kaifa Technology Co. Ltd., A Shares	155,600	372,603
Shenzhen Kangtai Biological Products Co. Ltd., A Shares	105,180	473,096
Shenzhen Kedali Industry Co. Ltd., A Shares	23,100	284,828
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares	100	164
Shenzhen Kstar Science & Technology Co. Ltd., Class A	44,500	158,283
SECURITY	NUMBER OF SHARES	VALUE ($)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	113,900	4,639,419
Shenzhen MTC Co. Ltd., A Shares	457,600	369,105
Shenzhen New Industries Biomedical Engineering Co. Ltd., A Shares	27,000	265,652
Shenzhen Overseas Chinese Town Co. Ltd., A Shares *	782,200	377,901
Shenzhen Salubris Pharmaceuticals Co. Ltd., A Shares	92,000	432,108
Shenzhen SC New Energy Technology Corp., A Shares	31,000	305,225
Shenzhen SED Industry Co. Ltd., Class A	108,000	294,614
Shenzhen Senior Technology Material Co. Ltd., A Shares	119,700	250,765
Shenzhen Sunway Communication Co. Ltd., A Shares	88,700	292,272
Shenzhen Transsion Holdings Co. Ltd., A Shares	79,150	1,226,653
Shenzhen YUTO Packaging Technology Co. Ltd., A Shares	67,900	248,076
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A Shares	304,100	188,652
Shenzhou International Group Holdings Ltd.	989,747	9,935,107
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares *	215,100	283,446
Shijiazhuang Yiling Pharmaceutical Co. Ltd., A Shares	159,500	561,075
Shougang Fushan Resources Group Ltd.	2,440,101	881,027
Shui On Land Ltd.	4,707,872	440,027
Siasun Robot & Automation Co. Ltd., A Shares *	140,300	233,801
Sichuan Chuantou Energy Co. Ltd., A Shares	423,200	846,281
Sichuan Hebang Biotechnology Co. Ltd., A Shares	819,400	268,505
Sichuan Kelun Pharmaceutical Co. Ltd., A Shares	138,500	556,250
Sichuan New Energy Power Co. Ltd., Shares A *	139,800	228,269
Sichuan Road & Bridge Group Co. Ltd., A Shares	639,060	690,876
Sichuan Swellfun Co. Ltd., A Shares	48,700	398,889
Sichuan Yahua Industrial Group Co. Ltd., A Shares	100,900	179,447
Sieyuan Electric Co. Ltd., A Shares	77,800	539,730
Sino Biopharmaceutical Ltd.	12,649,182	6,219,077
Sinolink Securities Co. Ltd., A Shares	341,800	457,584
Sinoma International Engineering Co., A Shares	327,100	429,201
Sinoma Science & Technology Co. Ltd., A Shares	158,200	372,183
Sinomine Resource Group Co. Ltd., A Shares	62,860	302,812
Sinopec Engineering Group Co. Ltd., H Shares	1,910,577	985,830
Sinopec Oilfield Service Corp., H Shares *	6,435,000	411,956
Sinopec Shanghai Petrochemical Co. Ltd., A Shares *	920,900	376,562
Sinopec Shanghai Petrochemical Co. Ltd., H Shares *	3,534,850	506,899
Sinopharm Group Co. Ltd., H Shares	1,647,054	4,086,899
Sinotrans Ltd., H Shares	3,433,189	1,252,780
Sinotruk Hong Kong Ltd.	828,680	1,718,835
Skshu Paint Co. Ltd., A Shares	47,628	360,228
Smoore International Holdings Ltd.	2,411,126	2,102,322

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Songcheng Performance Development Co. Ltd., A Shares	244,300	359,556
SooChow Securities Co. Ltd., A Shares	457,685	491,590
Southwest Securities Co. Ltd., A Shares	624,600	360,363
Spring Airlines Co. Ltd., Class A *	62,600	465,226
StarPower Semiconductor Ltd., A Shares	14,700	387,581
STO Express Co. Ltd., A Shares *	130,200	163,548
Sun Art Retail Group Ltd.	2,540,837	432,674
Sunac Services Holdings Ltd.	859,243	248,632
Sungrow Power Supply Co. Ltd., A Shares	145,600	1,696,390
Sunny Optical Technology Group Co. Ltd.	843,539	8,008,453
Sunresin New Materials Co. Ltd., Class A	58,800	414,095
Sunwoda Electronic Co. Ltd., A Shares	174,300	371,251
Suofeiya Home Collection Co. Ltd., A Shares	83,300	190,607
SUPCON Technology Co. Ltd., A Shares	41,619	255,274
Suzhou Dongshan Precision Manufacturing Co. Ltd., A Shares	157,600	411,159
Suzhou Maxwell Technologies Co. Ltd., A Shares	26,060	394,130
Suzhou Nanomicro Technology Co. Ltd., Class A	47,791	205,526
Suzhou Novosense Microelectronics Co. Ltd., Class A	9,567	209,520
Suzhou TFC Optical Communication Co. Ltd., Class A	38,900	399,296
Taiji Computer Corp. Ltd., A Shares	59,600	245,377
TAL Education Group, ADR *	583,424	7,310,303
Tangshan Jidong Cement Co. Ltd., A Shares	287,800	280,102
TangShan Port Group Co. Ltd., A Shares	603,200	307,471
TBEA Co. Ltd., A Shares	446,323	870,645
TCL Technology Group Corp., A Shares	1,957,550	1,145,856
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A Shares	209,800	490,052
Tencent Holdings Ltd.	8,189,957	342,895,400
Tencent Music Entertainment Group, ADR *	826,860	7,036,579
Thunder Software Technology Co. Ltd., A Shares	40,400	453,729
Tian Di Science & Technology Co. Ltd., A Shares	299,200	215,779
Tianfeng Securities Co. Ltd., A Shares *	709,100	316,766
Tianjin Chase Sun Pharmaceutical Co. Ltd., A Shares	302,500	188,083
Tianma Microelectronics Co. Ltd., A Shares *	229,000	348,583
Tianqi Lithium Corp., A Shares	150,700	1,056,863
Tianqi Lithium Corp., H Shares (a)	122,796	599,806
Tianshui Huatian Technology Co. Ltd., A Shares	324,700	406,500
Tingyi Cayman Islands Holding Corp.	2,432,325	3,061,311
Titan Wind Energy Suzhou Co. Ltd., A Shares *	167,900	293,666
Tongcheng Travel Holdings Ltd. *	1,548,839	2,851,658
TongFu Microelectronics Co. Ltd., A Shares	148,100	470,784
Tongkun Group Co. Ltd., A Shares *	224,000	426,293
Tongling Nonferrous Metals Group Co. Ltd., A Shares	913,500	388,887
Tongwei Co. Ltd., A Shares	428,500	1,470,137
Topchoice Medical Corp., A Shares *	30,700	352,270
SECURITY	NUMBER OF SHARES	VALUE ($)
Topsec Technologies Group, Inc., A Shares *	156,800	219,577
Topsports International Holdings Ltd.	3,710,038	3,016,368
Towngas Smart Energy Co. Ltd.	1,589,412	675,627
TravelSky Technology Ltd., H Shares	1,313,408	2,216,396
Trina Solar Co. Ltd., A Shares	213,856	807,388
Trip.com Group Ltd. *	691,038	24,295,998
Tsinghua Tongfang Co. Ltd., Class A *	258,400	293,102
Tsingtao Brewery Co. Ltd., A Shares	69,800	728,790
Tsingtao Brewery Co. Ltd., H Shares	796,584	5,262,760
Tuya, Inc., ADR *	335,475	744,754
Unigroup Guoxin Microelectronics Co. Ltd., A Shares *	81,679	828,686
Uni-President China Holdings Ltd.	1,559,594	998,421
Unisplendour Corp. Ltd., A Shares *	123,700	350,088
Valiant Co. Ltd., A Shares	84,400	190,878
Verisilicon Microelectronics Shanghai Co. Ltd., Class A *	2,509	18,762
Vinda International Holdings Ltd.	350,303	897,028
Vipshop Holdings Ltd., ADR *	403,048	6,460,859
Walvax Biotechnology Co. Ltd., A Shares	162,200	561,942
Wanda Film Holding Co. Ltd., A Shares *	244,400	428,153
Wangsu Science & Technology Co. Ltd., A Shares	229,600	222,494
Wanhua Chemical Group Co. Ltd., A Shares	294,900	3,330,582
Want Want China Holdings Ltd.	5,244,400	3,068,628
Wanxiang Qianchao Co. Ltd., A Shares	304,900	235,261
Weibo Corp., ADR	97,350	984,208
Weichai Power Co. Ltd., A Shares	584,500	1,219,584
Weichai Power Co. Ltd., H Shares	2,652,167	4,876,268
Weifu High-Technology Group Co. Ltd., A Shares	187,500	427,986
Weihai Guangwei Composites Co. Ltd., A Shares	73,120	254,963
Wens Foodstuffs Group Co. Ltd., A Shares	180,320	486,341
Western Mining Co. Ltd., A Shares	218,400	392,086
Western Securities Co. Ltd., A Shares	436,100	403,061
Western Superconducting Technologies Co. Ltd., A Shares	63,280	464,963
Will Semiconductor Co. Ltd. Shanghai, A Shares	78,150	1,184,562
Wingtech Technology Co. Ltd., A Shares *	110,400	745,637
Winning Health Technology Group Co. Ltd., A Shares	212,700	226,074
Wolong Electric Group Co. Ltd., A Shares	121,200	209,440
Wonders Information Co. Ltd., Class A *	115,200	145,996
Wuchan Zhongda Group Co. Ltd., A Shares	339,300	219,516
Wuhan Guide Infrared Co. Ltd., A Shares	368,436	400,373
Wuliangye Yibin Co. Ltd., A Shares	361,300	7,546,267
WUS Printed Circuit Kunshan Co. Ltd., A Shares	179,500	519,572
WuXi AppTec Co. Ltd., A Shares	232,351	2,687,606
WuXi AppTec Co. Ltd., H Shares	470,005	5,506,249
Wuxi Autowell Technology Co. Ltd., Class A	14,848	189,317
Wuxi Biologics Cayman, Inc. *	4,650,104	25,899,072
XCMG Construction Machinery Co. Ltd., A Shares	1,074,900	832,404
Xiamen C & D, Inc., A Shares	328,600	435,771
Xiamen Faratronic Co. Ltd., A Shares	22,000	289,595
Xiamen ITG Group Corp. Ltd., A Shares	178,800	169,010
Xiamen Tungsten Co. Ltd., A Shares	120,800	290,793
Xiangcai Co. Ltd., A Shares	336,000	369,831

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Xiaomi Corp., B Shares *	19,010,484	38,019,508
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	535,896	465,889
Xinjiang Daqo New Energy Co. Ltd., Class A	72,010	310,487
Xinjiang Tianshan Cement Co. Ltd., A Shares	197,300	191,747
Xinjiang Zhongtai Chemical Co. Ltd., A Shares	241,900	218,831
Xinxing Ductile Iron Pipes Co. Ltd., A Shares	341,500	186,029
Xinyi Solar Holdings Ltd.	5,536,195	3,182,658
XPeng, Inc., A Shares *	1,459,220	12,555,162
Xtep International Holdings Ltd.	1,482,773	856,216
Xuji Electric Co. Ltd., A Shares	91,400	262,130
Yadea Group Holdings Ltd.	1,320,005	2,477,661
Yangling Metron New Material, Inc., A Shares	51,500	250,468
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., A Shares	109,200	444,844
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares	49,900	261,764
Yangzijiang Financial Holding Ltd.	3,244,028	777,828
Yangzijiang Shipbuilding Holdings Ltd.	3,432,994	3,729,838
Yankuang Energy Group Co. Ltd., A Shares	221,300	636,846
Yankuang Energy Group Co. Ltd., H Shares	2,782,639	5,173,158
Yanlord Land Group Ltd. *	921,535	372,867
Yantai Changyu Pioneer Wine Co. Ltd., A Shares	159,783	586,684
Yantai Eddie Precision Machinery Co. Ltd., A Shares	86,520	199,550
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares	102,500	425,588
Yealink Network Technology Corp. Ltd., A Shares	104,930	472,854
Yifan Pharmaceutical Co. Ltd., A Shares *	124,700	290,053
Yifeng Pharmacy Chain Co. Ltd., A Shares	95,564	510,139
Yihai International Holding Ltd. (a)	639,456	1,064,354
Yihai Kerry Arawana Holdings Co. Ltd., A Shares	187,900	918,581
Yintai Gold Co. Ltd., A Shares	275,600	571,192
Yixintang Pharmaceutical Group Co. Ltd., A Shares	57,800	206,723
Yonghui Superstores Co. Ltd., A Shares *	368,400	157,348
YongXing Special Materials Technology Co. Ltd., A Shares	41,860	257,807
Yonyou Network Technology Co. Ltd., A Shares	338,640	792,420
Youngor Group Co. Ltd., A Shares	473,500	449,563
Youngy Co. Ltd., A Shares	27,400	194,114
YTO Express Group Co. Ltd., A Shares	271,800	500,514
Yuan Longping High-tech Agriculture Co. Ltd., A Shares *	116,200	275,001
Yuexiu Property Co. Ltd.	2,154,531	1,964,106
Yum China Holdings, Inc.	529,345	22,379,386
Yuneng Technology Co. Ltd., Shares A	9,288	154,778
Yunnan Aluminium Co. Ltd., A Shares	340,500	613,672
Yunnan Baiyao Group Co. Ltd., A Shares	155,540	1,096,251
Yunnan Botanee Bio-Technology Group Co. Ltd., A Shares	18,000	180,126
Yunnan Copper Co. Ltd., A Shares	232,000	346,327
Yunnan Energy New Material Co. Ltd., A Shares	76,600	631,486
SECURITY	NUMBER OF SHARES	VALUE ($)
Yunnan Tin Co. Ltd., A Shares	179,200	346,304
Yunnan Yuntianhua Co. Ltd., A Shares	195,400	430,148
Yutong Bus Co. Ltd., A Shares	2,100	3,958
Zai Lab Ltd. *	1,205,859	3,280,860
Zangge Mining Co. Ltd., A Shares	112,300	376,168
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A Shares	58,300	2,063,564
Zhaojin Mining Industry Co. Ltd., H Shares	1,424,493	1,845,751
Zhefu Holding Group Co. Ltd., A Shares	538,000	275,743
Zhejiang Century Huatong Group Co. Ltd., A Shares *	625,100	488,455
Zhejiang China Commodities City Group Co. Ltd., A Shares	541,200	602,512
Zhejiang Chint Electrics Co. Ltd., A Shares	130,800	401,687
Zhejiang Crystal-Optech Co. Ltd., A Shares	132,400	241,958
Zhejiang Dahua Technology Co. Ltd., A Shares	338,800	917,099
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	76,200	133,385
Zhejiang Dingli Machinery Co. Ltd., A Shares	34,600	235,480
Zhejiang Expressway Co. Ltd., H Shares	1,494,849	947,403
Zhejiang Hailiang Co. Ltd., A Shares	123,600	191,951
Zhejiang HangKe Technology, Inc. Co., A Shares	44,364	148,108
Zhejiang Hisoar Pharmaceutical Co. Ltd., A Shares	343,000	338,629
Zhejiang Huace Film & Television Co. Ltd., A Shares	223,900	191,574
Zhejiang Huahai Pharmaceutical Co. Ltd., A Shares	140,250	307,368
Zhejiang Huayou Cobalt Co. Ltd., A Shares	159,860	718,598
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares	127,800	772,599
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A Shares	74,200	285,329
Zhejiang Juhua Co. Ltd., A Shares	268,700	597,905
Zhejiang Leapmotor Technology Co. Ltd. *(a)	166,750	856,135
Zhejiang NHU Co. Ltd., A Shares	285,468	680,390
Zhejiang Sanhua Intelligent Controls Co. Ltd., A Shares	202,720	820,986
Zhejiang Shuanghuan Driveline Co. Ltd., Class A	58,100	225,777
Zhejiang Supor Co. Ltd., A Shares	46,200	338,106
Zhejiang Wanfeng Auto Wheel Co. Ltd., A Shares	395,900	294,943
Zhejiang Weixing New Building Materials Co. Ltd., A Shares	155,300	325,345
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A Shares	54,100	227,809
Zhejiang Zheneng Electric Power Co. Ltd., Class A *	542,200	352,305
Zhengzhou Coal Mining Machinery Group Co. Ltd., A Shares	162,400	270,629
Zheshang Securities Co. Ltd., A Shares	114,500	168,359
ZhongAn Online P&C Insurance Co. Ltd., H Shares *	1,014,057	2,557,766
Zhongji Innolight Co. Ltd., A Shares	65,400	869,314
Zhongjin Gold Corp. Ltd., Class A	390,700	589,251
Zhongshan Public Utilities Group Co. Ltd., A Shares	411,800	421,546
Zhongsheng Group Holdings Ltd.	883,857	2,116,196

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Zhongtai Securities Co. Ltd., A Shares	240,800	242,452
Zhuhai Huafa Properties Co. Ltd., A Shares	209,400	219,634
Zhuzhou CRRC Times Electric Co. Ltd., A Shares	51,276	276,378
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	710,508	2,246,975
Zhuzhou Hongda Electronics Corp. Ltd., A Shares	41,900	189,286
Zhuzhou Kibing Group Co. Ltd., A Shares	203,000	223,155
Zijin Mining Group Co. Ltd., A Shares	1,903,700	3,247,033
Zijin Mining Group Co. Ltd., H Shares	7,633,294	12,099,430
Zoomlion Heavy Industry Science & Technology Co. Ltd., A Shares	498,700	450,443
Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares	2,370,657	1,262,683
ZTE Corp., A Shares	363,300	1,303,932
ZTE Corp., H Shares	1,026,455	2,239,452
		2,592,113,725

Colombia 0.1%
Bancolombia SA	350,892	2,744,866
Bancolombia SA, ADR	77,903	2,149,344
Ecopetrol SA, ADR (a)	283,693	3,577,369
Interconexion Electrica SA ESP	591,560	2,211,630
		10,683,209

Czech Republic 0.2%
CEZ AS	206,271	9,141,282
Colt CZ Group SE	14,193	334,230
Komercni Banka AS	104,108	3,229,151
Moneta Money Bank AS	515,162	2,017,298
Philip Morris CR AS	945	665,493
		15,387,454

Egypt 0.1%
Commercial International Bank - Egypt (CIB), GDR	5,314,415	7,440,181

Greece 0.6%
Aegean Airlines SA *	36,364	454,696
Alpha Services & Holdings SA *	2,863,927	4,874,737
Athens Water Supply & Sewage Co. SA	55,373	350,422
Autohellas Tourist & Trading SA	29,542	392,601
Ellaktor SA *	131,263	312,222
Eurobank Ergasias Services & Holdings SA, A Shares *	3,389,726	6,254,216
FF Group *(b)	50,437	0
GEK Terna Holding Real Estate Construction SA	75,864	1,095,944
Hellenic Telecommunications Organization SA	220,362	3,238,687
Helleniq Energy Holdings SA	93,945	780,051
Holding Co. ADMIE IPTO SA	185,251	424,468
JUMBO SA	148,853	3,904,422
LAMDA Development SA *	123,651	890,443
Motor Oil Hellas Corinth Refineries SA	82,282	2,226,492
Mytilineos SA	135,795	5,443,618
National Bank of Greece SA *	979,224	6,711,888
OPAP SA	248,360	3,983,490
Piraeus Financial Holdings SA *	900,573	3,203,327
Piraeus Port Authority SA	7,191	182,422
Public Power Corp. SA *	282,083	3,324,033
SECURITY	NUMBER OF SHARES	VALUE ($)
Quest Holdings SA	40,074	238,737
Sarantis SA	44,728	382,125
Terna Energy SA	78,625	1,346,010
Titan Cement International SA	57,327	1,234,727
Viohalco SA	59,431	351,461
		51,601,239

Hong Kong 0.0%
China Huishan Dairy Holdings Co. Ltd. *(b)	3,872,695	0

Hungary 0.3%
Magyar Telekom Telecommunications PLC	738,218	1,247,070
MOL Hungarian Oil & Gas PLC	617,731	4,916,978
OTP Bank Nyrt	312,801	12,999,877
Richter Gedeon Nyrt	187,627	4,727,506
		23,891,431

Iceland 0.1%
Alvotech SA *	84,711	827,975
Arion Banki Hf.	1,966,782	1,922,354
Eimskipafelag Islands Hf.	169,064	553,265
Festi Hf.	510,526	657,933
Hagar Hf.	1,501,201	722,776
Icelandair Group Hf. *	18,580,971	170,850
Islandsbanki Hf.	1,731,719	1,335,274
Kvika banki Hf.	7,075,479	742,792
Marel Hf.	791,207	2,446,028
Reitir fasteignafelag Hf.	937,279	546,271
		9,925,518

India 19.4%
3M India Ltd.	3,919	1,458,588
Aarti Industries Ltd.	270,015	1,794,892
ABB India Ltd.	70,973	3,761,468
ACC Ltd.	107,067	2,407,968
Adani Energy Solutions Ltd. *	467,313	4,890,063
Adani Enterprises Ltd.	456,538	12,911,851
Adani Green Energy Ltd. *	546,696	6,744,400
Adani Ports & Special Economic Zone Ltd.	1,105,105	10,939,239
Adani Power Ltd. *	1,250,165	6,468,665
Adani Total Gas Ltd.	371,292	3,155,773
Adani Wilmar Ltd. *	215,253	879,274
Aditya Birla Capital Ltd. *	577,706	1,163,812
AIA Engineering Ltd.	48,809	2,102,134
Alkem Laboratories Ltd.	33,091	1,874,325
Ambuja Cements Ltd.	963,689	5,075,925
APL Apollo Tubes Ltd.	222,883	4,510,512
Apollo Hospitals Enterprise Ltd.	128,684	8,531,663
Ashok Leyland Ltd.	1,831,515	4,022,387
Asian Paints Ltd.	592,427	22,163,687
Astral Ltd.	157,282	3,677,167
AU Small Finance Bank Ltd.	432,633	3,846,261
Aurobindo Pharma Ltd.	354,588	4,428,643
Avenue Supermarts Ltd. *	192,646	9,124,227
Axis Bank Ltd.	2,977,382	38,353,625
Bajaj Auto Ltd.	88,763	6,482,686
Bajaj Finance Ltd.	319,658	27,299,076
Bajaj Finserv Ltd.	488,596	9,804,876
Bajaj Holdings & Investment Ltd.	35,217	3,106,465
Balkrishna Industries Ltd.	106,868	3,301,623
Bandhan Bank Ltd.	1,061,722	2,878,577
Bank of Baroda	1,389,475	3,284,005

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of India	996,220	1,239,395
Bata India Ltd.	89,801	1,742,151
Bayer CropScience Ltd.	18,058	1,163,594
Berger Paints India Ltd.	440,438	3,033,652
Bharat Electronics Ltd.	4,519,862	7,907,641
Bharat Forge Ltd.	331,503	4,453,166
Bharat Heavy Electricals Ltd.	1,686,815	3,447,712
Bharat Petroleum Corp. Ltd.	1,313,049	6,860,172
Bharti Airtel Ltd.	3,035,866	36,939,138
Bharti Airtel Ltd. - Partly Paid Shares	183,573	1,354,338
Biocon Ltd.	665,412	1,901,434
Bosch Ltd.	11,772	3,049,028
Britannia Industries Ltd.	157,144	9,144,148
Canara Bank	479,673	2,318,306
Castrol India Ltd.	657,685	1,089,915
CG Power & Industrial Solutions Ltd.	857,969	4,623,503
Cholamandalam Investment & Finance Co. Ltd.	534,299	7,159,438
Cipla Ltd.	668,750	9,721,659
Coal India Ltd.	2,983,749	12,241,801
Coforge Ltd.	77,019	5,320,481
Colgate-Palmolive India Ltd.	177,070	4,663,193
Container Corp. of India Ltd.	367,560	3,420,239
Coromandel International Ltd.	156,595	2,184,138
Cummins India Ltd.	173,015	3,960,764
Dabur India Ltd.	779,150	5,027,015
Dalmia Bharat Ltd.	108,284	2,879,415
Deepak Nitrite Ltd.	91,886	2,419,736
Divi's Laboratories Ltd.	166,496	7,564,157
Dixon Technologies India Ltd.	48,891	3,230,683
DLF Ltd.	831,106	6,237,250
Dr Lal PathLabs Ltd.	45,373	1,467,823
Dr Reddy's Laboratories Ltd.	158,230	10,982,345
Eicher Motors Ltd.	182,106	8,509,617
Emami Ltd.	289,672	1,758,135
Embassy Office Parks REIT	833,698	3,220,775
Exide Industries Ltd.	624,218	2,131,408
Federal Bank Ltd.	2,208,924	3,902,990
FSN E-Commerce Ventures Ltd. *	1,812,844	3,821,605
GAIL India Ltd.	3,425,432	5,417,846
General Insurance Corp. of India	132,204	506,582
GlaxoSmithKline Pharmaceuticals Ltd.	57,423	1,141,041
Glenmark Pharmaceuticals Ltd.	208,316	1,948,300
GMR Airports Infrastructure Ltd. *	3,203,306	2,297,027
Godrej Consumer Products Ltd.	479,754	5,800,051
Godrej Industries Ltd. *	105,321	818,446
Godrej Properties Ltd. *	133,343	3,000,762
Grasim Industries Ltd.	498,163	11,979,806
Gujarat Fluorochemicals Ltd.	52,499	1,794,889
Gujarat Gas Ltd.	298,268	1,549,214
Havells India Ltd.	320,362	5,004,207
HCL Technologies Ltd.	1,380,643	22,199,556
HDFC Asset Management Co. Ltd.	128,110	4,561,841
HDFC Bank Ltd.	5,036,683	94,145,922
HDFC Life Insurance Co. Ltd.	1,285,888	10,651,004
Hero MotoCorp Ltd.	175,319	8,028,803
Hindalco Industries Ltd.	1,796,716	11,109,665
Hindustan Aeronautics Ltd.	234,986	6,705,774
Hindustan Petroleum Corp. Ltd. *	801,591	3,339,252
Hindustan Unilever Ltd.	1,169,917	35,711,096
Hindustan Zinc Ltd.	306,795	1,100,903
Honeywell Automation India Ltd.	3,289	1,445,590
ICICI Bank Ltd.	2,078,799	23,305,981
ICICI Lombard General Insurance Co. Ltd.	319,448	5,669,286
ICICI Prudential Life Insurance Co. Ltd.	498,289	3,361,612
IDBI Bank Ltd.	903,352	677,023
IDFC First Bank Ltd. *	4,313,818	4,407,252
Indian Bank	249,645	1,188,148
SECURITY	NUMBER OF SHARES	VALUE ($)
Indian Hotels Co. Ltd.	1,071,378	5,417,673
Indian Oil Corp. Ltd.	5,393,425	7,227,343
Indian Railway Catering & Tourism Corp. Ltd.	394,965	3,342,535
Indian Railway Finance Corp. Ltd.	2,383,331	2,133,441
Indraprastha Gas Ltd.	469,382	2,190,051
Indus Towers Ltd. *	1,081,970	2,392,449
Info Edge India Ltd.	102,151	5,648,124
Infosys Ltd.	4,597,668	80,225,396
InterGlobe Aviation Ltd. *	161,251	5,231,092
Ipca Laboratories Ltd.	179,772	2,442,302
ITC Ltd.	3,897,731	20,368,807
Jindal Steel & Power Ltd.	516,325	4,153,199
Jio Financial Services Ltd. *	4,286,777	11,792,090
JSW Energy Ltd.	519,181	2,542,248
JSW Steel Ltd.	1,318,647	12,667,234
Jubilant Foodworks Ltd.	482,968	3,248,116
Kansai Nerolac Paints Ltd.	272,445	1,046,248
Kotak Mahindra Bank Ltd.	134,754	2,836,590
L&T Finance Holdings Ltd.	1,014,743	1,803,920
L&T Technology Services Ltd.	34,563	1,976,518
Larsen & Toubro Ltd.	899,242	33,526,772
Laurus Labs Ltd.	508,221	2,320,989
LIC Housing Finance Ltd.	407,480	2,399,866
Linde India Ltd.	26,762	1,842,849
LTIMindtree Ltd.	117,613	7,808,593
Lupin Ltd.	320,458	4,922,127
Macrotech Developers Ltd.	297,410	3,144,437
Mahindra & Mahindra Financial Services Ltd.	747,376	2,458,281
Mahindra & Mahindra Ltd.	1,218,468	24,075,313
Mangalore Refinery & Petrochemicals Ltd. *	335,836	488,489
Marico Ltd.	696,386	4,498,039
Maruti Suzuki India Ltd.	173,401	22,058,718
Max Financial Services Ltd. *	297,127	3,631,349
Max Healthcare Institute Ltd.	887,419	6,765,747
Mphasis Ltd.	105,504	2,978,940
MRF Ltd.	3,473	4,651,129
Muthoot Finance Ltd.	142,371	2,529,921
Nestle India Ltd.	45,780	13,304,725
NHPC Ltd.	3,080,814	2,009,698
Nippon Life India Asset Management Ltd.	224,060	1,123,474
NMDC Ltd.	1,532,385	3,335,117
NTPC Ltd.	6,241,057	19,555,281
Oberoi Realty Ltd.	156,548	2,629,697
Oil & Natural Gas Corp. Ltd.	5,077,941	11,870,729
Oil India Ltd.	471,869	1,726,921
One 97 Communications Ltd. *	417,910	4,389,136
Oracle Financial Services Software Ltd.	32,265	1,551,854
Page Industries Ltd.	7,923	3,539,908
Patanjali Foods Ltd.	123,696	2,076,884
PB Fintech Ltd. *	417,768	4,173,234
Persistent Systems Ltd.	67,165	5,154,495
Petronet LNG Ltd.	997,818	2,426,531
PI Industries Ltd.	104,771	4,737,537
Pidilite Industries Ltd.	202,567	6,199,768
Piramal Enterprises Ltd.	154,418	1,715,483
Polycab India Ltd.	63,462	4,008,831
Power Finance Corp. Ltd.	1,893,000	7,602,077
Power Grid Corp. of India Ltd.	5,507,377	13,799,193
Punjab National Bank	2,888,967	2,688,257
Rajesh Exports Ltd. *	181,263	767,491
RBL Bank Ltd.	595,994	1,676,627
REC Ltd.	1,600,690	6,693,075
Relaxo Footwears Ltd.	93,053	1,015,458
Reliance Industries Ltd.	4,404,508	125,566,934

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Samvardhana Motherson International Ltd.	3,134,599	3,459,970
SBI Cards & Payment Services Ltd.	383,631	3,400,265
SBI Life Insurance Co. Ltd.	554,534	9,543,820
Schaeffler India Ltd.	54,164	1,843,338
Shree Cement Ltd.	17,525	5,619,716
Shriram Finance Ltd.	366,887	8,830,585
Siemens Ltd.	118,203	5,184,313
Solar Industries India Ltd.	32,111	2,421,559
Sona Blw Precision Forgings Ltd.	463,896	3,103,997
SRF Ltd.	188,311	5,345,814
Star Health & Allied Insurance Co. Ltd. *	302,032	2,093,376
State Bank of India	2,329,084	15,772,767
Steel Authority of India Ltd.	1,919,085	2,124,039
Sun Pharmaceutical Industries Ltd.	1,425,685	20,956,918
Sun TV Network Ltd.	108,911	880,756
Supreme Industries Ltd.	85,133	4,523,566
Syngene International Ltd.	172,522	1,556,124
Tata Communications Ltd.	152,365	3,116,134
Tata Consultancy Services Ltd.	1,341,236	56,091,670
Tata Consumer Products Ltd.	794,688	8,964,733
Tata Elxsi Ltd.	44,236	4,377,676
Tata Motors Ltd.	2,384,301	20,196,600
Tata Motors Ltd., A Shares, DVR	495,739	2,840,310
Tata Power Co. Ltd.	2,220,011	7,131,721
Tata Steel Ltd.	10,626,412	16,297,601
Tata Teleservices Maharashtra Ltd. *	697,171	795,871
Tech Mahindra Ltd.	796,205	11,657,067
Titan Co. Ltd.	539,605	22,586,168
Torrent Pharmaceuticals Ltd.	129,375	3,299,077
Torrent Power Ltd.	286,965	3,317,206
Trent Ltd.	239,265	7,996,181
Tube Investments of India Ltd.	130,941	5,285,608
TVS Motor Co. Ltd.	304,317	6,803,856
UltraTech Cement Ltd.	146,789	15,848,151
Union Bank of India Ltd.	1,501,725	1,942,124
United Breweries Ltd.	91,705	1,810,925
United Spirits Ltd.	386,454	4,860,463
UNO Minda Ltd.	222,269	1,794,410
UPL Ltd.	679,678	4,650,927
Varun Beverages Ltd.	583,236	7,728,106
Vedant Fashions Ltd.	80,357	1,320,546
Vedanta Ltd.	1,591,442	4,453,127
Vodafone Idea Ltd. *	11,182,110	1,749,850
Voltas Ltd.	304,958	3,027,685
Whirlpool of India Ltd.	48,698	917,536
Wipro Ltd.	1,832,215	9,074,977
Yes Bank Ltd. *	28,416,669	6,593,570
Zee Entertainment Enterprises Ltd. *	1,061,414	3,221,391
Zomato Ltd. *	7,091,035	10,080,398
Zydus Lifesciences Ltd.	338,358	2,586,766
		1,624,607,400

Indonesia 2.2%
Adaro Energy Indonesia Tbk. PT	16,226,507	2,741,035
Astra Agro Lestari Tbk. PT	562,728	275,740
Astra International Tbk. PT	26,514,619	9,231,395
Avia Avian Tbk. PT	23,642,626	740,833
Bank Central Asia Tbk. PT	72,473,899	41,937,669
Bank Mandiri Persero Tbk. PT	58,239,449	21,966,523
Bank Negara Indonesia Persero Tbk. PT	19,601,040	6,666,376
Bank Rakyat Indonesia Persero Tbk. PT	91,154,466	31,001,922
Bank Syariah Indonesia Tbk. PT	4,956,992	528,938
Barito Pacific Tbk. PT	32,567,447	2,194,261
Bukit Asam Tbk. PT	5,721,374	892,697
Bumi Serpong Damai Tbk. PT *	11,399,303	779,063
Charoen Pokphand Indonesia Tbk. PT	9,684,674	3,246,957
Dayamitra Telekomunikasi PT	28,032,330	1,301,307
SECURITY	NUMBER OF SHARES	VALUE ($)
Elang Mahkota Teknologi Tbk. PT	38,034,057	1,581,687
GoTo Gojek Tokopedia Tbk. PT *	971,493,144	6,075,747
Gudang Garam Tbk. PT	613,236	835,242
Hanjaya Mandala Sampoerna Tbk. PT	11,436,554	704,185
Indah Kiat Pulp & Paper Tbk. PT	3,733,215	2,112,119
Indocement Tunggal Prakarsa Tbk. PT	2,205,506	1,450,429
Indofood CBP Sukses Makmur Tbk. PT	2,796,816	2,082,735
Indofood Sukses Makmur Tbk. PT	5,702,955	2,362,443
Indosat Tbk. PT	2,636,290	1,618,998
Jasa Marga Persero Tbk. PT	2,838,482	850,996
Kalbe Farma Tbk. PT	23,938,570	2,492,636
Mayora Indah Tbk. PT	4,441,740	730,267
Merdeka Copper Gold Tbk. PT *	24,708,676	4,030,493
Perusahaan Gas Negara Tbk. PT	13,870,030	997,104
Sarana Menara Nusantara Tbk. PT	25,453,613	1,641,110
Semen Indonesia Persero Tbk. PT	4,461,043	1,869,554
Smartfren Telecom Tbk. PT *	176,008,445	578,751
Sumber Alfaria Trijaya Tbk. PT	24,768,166	4,583,149
Surya Citra Media Tbk. PT	17,109,677	173,193
Telkom Indonesia Persero Tbk. PT	60,337,638	14,627,306
Tower Bersama Infrastructure Tbk. PT	6,337,404	837,632
Unilever Indonesia Tbk. PT	7,570,780	1,781,647
United Tractors Tbk. PT	1,923,382	2,715,800
Vale Indonesia Tbk. PT	2,629,055	762,782
XL Axiata Tbk. PT	5,138,698	702,388
		181,703,109

Kuwait 0.9%
Agility Public Warehousing Co. KSC *	2,027,592	3,546,234
Boubyan Bank KSCP	1,836,895	3,468,534
Burgan Bank SAK	1,377,689	758,565
Gulf Bank KSCP	2,756,810	2,259,021
Humansoft Holding Co. KSC	129,874	1,266,561
Kuwait Finance House KSCP	11,889,262	26,916,904
Mabanee Co. KPSC	855,760	2,322,678
Mobile Telecommunications Co. KSCP	2,491,548	3,946,128
National Bank of Kuwait SAKP	9,927,186	28,455,254
		72,939,879

Malaysia 1.8%
Alliance Bank Malaysia Bhd.	1,540,080	1,133,700
AMMB Holdings Bhd.	2,890,972	2,456,969
Astro Malaysia Holdings Bhd.	2,235,200	182,289
Axiata Group Bhd.	5,782,977	2,804,921
CELCOMDIGI Bhd.	5,249,714	4,889,743
CIMB Group Holdings Bhd.	10,527,952	12,765,947
Dialog Group Bhd.	5,515,300	2,615,906
Fraser & Neave Holdings Bhd.	203,600	1,230,470
Gamuda Bhd.	3,086,856	3,160,061
Genting Bhd.	2,770,800	2,782,990
Genting Malaysia Bhd.	3,810,320	2,183,400
Hartalega Holdings Bhd. *	2,318,700	1,194,308
Hong Leong Bank Bhd.	845,507	3,447,716
Hong Leong Financial Group Bhd.	335,400	1,158,910
IHH Healthcare Bhd.	3,839,700	4,804,260
IJM Corp. Bhd.	4,778,136	1,856,085
IOI Corp. Bhd.	3,293,392	2,841,386
Kuala Lumpur Kepong Bhd.	701,628	3,294,693
Malayan Banking Bhd.	9,837,218	18,958,733
Malaysia Airports Holdings Bhd.	1,423,784	2,193,963
Maxis Bhd.	3,538,424	2,961,660
MISC Bhd.	2,306,400	3,558,969
MR DIY Group M Bhd.	3,643,700	1,196,450
Nestle Malaysia Bhd.	89,171	2,399,838
Petronas Chemicals Group Bhd.	3,849,800	5,965,352
Petronas Dagangan Bhd.	355,400	1,700,916
Petronas Gas Bhd.	977,236	3,536,044

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PPB Group Bhd.	868,077	2,626,867
Press Metal Aluminium Holdings Bhd.	4,693,664	4,835,194
Public Bank Bhd.	18,791,870	17,221,008
QL Resources Bhd.	1,471,050	1,771,132
RHB Bank Bhd.	2,352,762	2,751,916
Sime Darby Bhd.	4,727,400	2,505,994
Sime Darby Plantation Bhd.	4,796,308	4,642,419
Telekom Malaysia Bhd.	1,532,734	1,733,557
Tenaga Nasional Bhd.	4,757,074	10,199,199
Top Glove Corp. Bhd. *	7,004,400	1,217,634
YTL Corp. Bhd.	6,529,136	2,171,941
		148,952,540

Mexico 3.2%
Alfa SAB de CV, A Shares	4,860,086	3,544,731
Alpek SAB de CV	531,775	401,322
Alsea SAB de CV *	599,411	2,093,099
America Movil SAB de CV	30,415,892	27,506,759
Arca Continental SAB de CV	583,226	5,954,301
Banco del Bajio SA	932,853	2,957,807
Becle SAB de CV	728,682	1,235,758
Cemex SAB de CV, Series CPO *	19,563,687	13,593,167
Coca-Cola Femsa SAB de CV	693,427	5,827,158
Concentradora Fibra Danhos SA de CV	368,341	409,445
Corp. Inmobiliaria Vesta SAB de CV	989,926	3,733,699
El Puerto de Liverpool SAB de CV, Series C1	292,214	1,701,659
Fibra Uno Administracion SA de CV	3,833,512	6,167,957
Fomento Economico Mexicano SAB de CV	2,388,699	30,372,497
GCC SAB de CV	224,793	2,200,763
Gruma SAB de CV, B Shares	253,428	4,695,818
Grupo Aeroportuario del Centro Norte SAB de CV	369,148	3,351,158
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	505,407	7,697,117
Grupo Aeroportuario del Sureste SAB de CV, B Shares	260,919	6,159,229
Grupo Bimbo SAB de CV, Series A	2,902,723	14,644,368
Grupo Carso SAB de CV, Series A1	579,122	5,319,661
Grupo Comercial Chedraui SA de CV	612,664	3,601,250
Grupo Elektra SAB de CV	81,344	5,550,488
Grupo Financiero Banorte SAB de CV, O Shares	3,758,371	34,943,125
Grupo Financiero Inbursa SAB de CV, O Shares *	2,614,648	6,389,305
Grupo Mexico SAB de CV, Series B	4,057,348	18,593,989
Grupo Televisa SAB, Series CPO	3,252,716	2,070,923
Industrias Penoles SAB de CV *	164,690	2,415,150
Kimberly-Clark de Mexico SAB de CV, A Shares	1,131,385	2,288,626
Megacable Holdings SAB de CV, Series CPO	483,204	1,140,174
Operadora De Sites Mexicanos SAB de CV	1,710,398	2,149,382
Orbia Advance Corp. SAB de CV	1,322,272	2,823,191
Prologis Property Mexico SA de CV	736,260	3,169,417
Promotora y Operadora de Infraestructura SAB de CV	292,200	2,874,986
Qualitas Controladora SAB de CV	232,495	2,123,191
Regional SAB de CV	321,213	2,763,266
Sitios Latinoamerica SAB de CV *	2,281,103	934,948
Wal-Mart de Mexico SAB de CV	6,732,416	26,388,637
		269,787,521

SECURITY	NUMBER OF SHARES	VALUE ($)
Philippines 0.8%
ACEN Corp.	11,686,442	1,010,901
Alliance Global Group, Inc. *	4,985,723	880,521
Ayala Corp.	434,148	5,195,067
Ayala Land, Inc.	9,827,762	5,525,792
Bank of the Philippine Islands	2,401,413	4,470,462
BDO Unibank, Inc.	3,086,529	7,425,692
Bloomberry Resorts Corp. *	4,463,744	776,268
Converge Information & Communications Technology Solutions, Inc. *	3,138,906	464,416
DMCI Holdings, Inc.	5,546,829	919,640
Emperador, Inc.	4,244,827	1,602,615
Globe Telecom, Inc.	47,611	1,467,198
GT Capital Holdings, Inc.	127,819	1,249,627
International Container Terminal Services, Inc.	1,409,716	5,482,370
JG Summit Holdings, Inc.	3,852,288	2,672,789
Jollibee Foods Corp.	537,316	2,194,194
LT Group, Inc.	4,204,975	670,644
Manila Electric Co.	352,179	2,284,816
Megaworld Corp.	14,595,247	541,831
Metropolitan Bank & Trust Co.	2,428,579	2,186,115
Monde Nissin Corp. *	9,506,558	1,439,090
PLDT, Inc.	122,107	2,834,273
Puregold Price Club, Inc.	1,293,402	633,998
San Miguel Corp.	489,913	953,516
Semirara Mining & Power Corp.	1,637,883	854,509
SM Prime Holdings, Inc.	13,869,231	8,073,097
Universal Robina Corp.	1,172,851	2,388,397
		64,197,838

Qatar 1.0%
Barwa Real Estate Co.	2,615,532	1,939,560
Commercial Bank PSQC	4,513,971	6,607,928
Dukhan Bank	2,237,342	2,373,143
Ezdan Holding Group QSC *	2,077,800	498,763
Industries Qatar QSC	2,099,184	7,206,757
Masraf Al Rayan QSC	8,084,028	5,519,608
Mesaieed Petrochemical Holding Co.	5,796,360	2,672,916
Ooredoo QPSC	1,115,551	3,152,711
Qatar Aluminum Manufacturing Co.	3,242,260	1,124,684
Qatar Electricity & Water Co. QSC	656,971	3,045,776
Qatar Fuel QSC	795,973	3,480,332
Qatar Gas Transport Co. Ltd.	3,668,678	3,264,630
Qatar International Islamic Bank QSC	1,573,271	4,333,949
Qatar Islamic Bank SAQ	2,366,846	12,351,023
Qatar National Bank QPSC	5,747,800	24,784,526
Qatar Navigation QSC	739,453	1,929,361
Vodafone Qatar QSC	1,941,367	981,081
		85,266,748

Russia 0.0%
Gazprom PJSC *(b)(c)	127,160	0
Sberbank of Russia PJSC *(b)(c)	107,550	0
		0

Saudi Arabia 4.5%
Abdullah Al Othaim Markets Co.	582,850	1,957,593
ACWA Power Co.	176,550	10,777,009
Advanced Petrochemical Co.	172,470	1,719,413
Al Rajhi Bank	2,567,361	52,284,788
Alinma Bank	1,293,811	12,346,644
Almarai Co. JSC	319,300	4,749,284
Arab National Bank	870,296	5,567,667

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Arabian Centres Co. Ltd.	210,668	1,115,252
Arabian Drilling Co.	34,527	1,610,616
Arabian Internet & Communications Services Co.	32,626	2,708,180
Bank AlBilad	655,479	6,683,213
Bank Al-Jazira *	533,614	2,415,238
Banque Saudi Fransi	771,325	7,689,605
BinDawood Holding Co.	405,410	648,397
Bupa Arabia for Cooperative Insurance Co.	98,172	5,218,045
Catrion Catering Holding Co.	53,268	1,610,180
Co. for Cooperative Insurance	98,644	3,239,488
Dallah Healthcare Co.	49,446	2,187,934
Dar Al Arkan Real Estate Development Co. *	710,742	2,822,886
Dr Sulaiman Al Habib Medical Services Group Co.	108,938	8,188,862
Elm Co.	33,777	6,704,079
Emaar Economic City *	495,349	982,379
Etihad Etisalat Co.	487,566	6,004,411
Jarir Marketing Co.	790,080	3,070,603
Mobile Telecommunications Co. Saudi Arabia	576,350	2,166,210
Mouwasat Medical Services Co.	128,586	3,859,465
Nahdi Medical Co.	51,777	1,874,268
National Industrialization Co., Class C *	436,983	1,421,083
Power & Water Utility Co. for Jubail & Yanbu	108,804	1,711,165
Qassim Cement Co.	57,852	983,862
Rabigh Refining & Petrochemical Co. *	587,400	1,706,693
Riyad Bank	1,914,483	13,625,669
SABIC Agri-Nutrients Co.	302,675	11,101,714
Sahara International Petrochemical Co.	467,262	4,029,302
Saudi Arabian Mining Co. *	1,552,530	16,491,622
Saudi Arabian Oil Co.	4,087,294	36,171,708
Saudi Aramco Base Oil Co.	59,511	2,176,439
Saudi Awwal Bank	1,248,395	11,563,835
Saudi Basic Industries Corp.	1,172,675	24,756,993
Saudi Cement Co.	101,152	1,423,651
Saudi Electricity Co.	1,020,962	4,914,987
Saudi Industrial Investment Group	496,617	2,981,158
Saudi Investment Bank	654,912	2,618,601
Saudi Kayan Petrochemical Co. *	980,386	2,958,275
Saudi National Bank	3,804,460	35,443,390
Saudi Research & Media Group *	40,854	1,733,695
Saudi Tadawul Group Holding Co.	64,177	3,127,164
Saudi Telecom Co.	2,319,593	23,774,051
Saudia Dairy & Foodstuff Co.	20,990	1,784,835
Savola Group	338,593	3,384,576
Seera Group Holding *	201,930	1,323,055
Southern Province Cement Co.	104,697	1,186,092
United Electronics Co.	55,009	1,159,859
Yamama Cement Co.	130,855	1,140,599
Yanbu Cement Co.	100,093	948,502
Yanbu National Petrochemical Co.	369,125	3,704,533
		379,548,817

South Africa 3.4%
Absa Group Ltd.	1,077,394	9,879,049
African Rainbow Minerals Ltd.	143,218	1,373,381
Anglo American Platinum Ltd.	75,355	3,171,789
Anglogold Ashanti PLC	558,706	10,740,423
Aspen Pharmacare Holdings Ltd.	490,880	4,795,600
Bid Corp. Ltd.	436,325	9,515,569
Bidvest Group Ltd.	449,058	5,587,040
Capitec Bank Holdings Ltd.	110,821	11,466,377
Clicks Group Ltd.	321,265	5,003,596
SECURITY	NUMBER OF SHARES	VALUE ($)
Discovery Ltd.	686,076	4,816,652
Exxaro Resources Ltd.	325,909	3,228,993
FirstRand Ltd.	6,522,226	23,208,111
Foschini Group Ltd.	428,891	2,475,346
Gold Fields Ltd.	1,156,595	17,383,104
Growthpoint Properties Ltd.	4,379,335	2,449,654
Harmony Gold Mining Co. Ltd.	710,660	4,385,091
Impala Platinum Holdings Ltd.	1,036,520	4,191,479
Investec Ltd.	365,797	2,325,079
Kumba Iron Ore Ltd.	71,062	2,220,997
Life Healthcare Group Holdings Ltd.	1,814,459	1,733,072
Mr Price Group Ltd. (a)	321,006	2,600,403
MTN Group Ltd.	2,336,544	12,692,551
MultiChoice Group *	399,711	1,427,148
Naspers Ltd., N Shares	247,582	45,381,977
Nedbank Group Ltd.	606,631	6,844,206
NEPI Rockcastle NV *	707,124	4,328,569
Northam Platinum Holdings Ltd.	469,086	3,011,557
Old Mutual Ltd.	6,007,959	3,645,991
OUTsurance Group Ltd.	1,115,626	2,443,191
Pepkor Holdings Ltd.	2,773,113	2,724,821
Reinet Investments SCA	191,067	4,461,490
Remgro Ltd. (a)	646,199	4,951,692
Sanlam Ltd.	2,266,460	8,122,179
Santam Ltd.	56,836	869,006
Sasol Ltd.	745,255	8,239,099
Shoprite Holdings Ltd.	624,515	8,474,619
Sibanye Stillwater Ltd.	3,687,554	4,047,553
Standard Bank Group Ltd.	1,748,695	18,476,185
Tiger Brands Ltd.	199,799	1,928,930
Vodacom Group Ltd. (a)	784,785	4,017,105
Woolworths Holdings Ltd.	1,194,179	4,253,672
		282,892,346

Taiwan 17.5%
Accton Technology Corp.	704,000	12,011,268
Acer, Inc.	3,370,086	3,797,280
Advanced Energy Solution Holding Co. Ltd.	31,000	749,200
Advantech Co. Ltd.	612,911	6,935,469
Airtac International Group	208,920	7,256,024
Alchip Technologies Ltd.	90,000	8,959,667
ASE Technology Holding Co. Ltd.	4,519,120	18,516,241
Asia Cement Corp.	3,139,061	4,190,104
ASMedia Technology, Inc.	52,445	2,417,439
ASPEED Technology, Inc.	37,800	3,563,412
Asustek Computer, Inc.	923,621	11,633,958
AUO Corp.	9,275,224	4,854,351
Capital Securities Corp.	2,783,644	1,372,219
Catcher Technology Co. Ltd.	861,224	5,361,974
Cathay Financial Holding Co. Ltd.	11,874,905	17,675,515
Chailease Holding Co. Ltd.	1,846,879	10,996,143
Chang Hwa Commercial Bank Ltd.	9,132,022	5,203,265
Cheng Shin Rubber Industry Co. Ltd.	2,468,277	3,717,427
Chicony Electronics Co. Ltd.	810,984	4,140,587
China Airlines Ltd.	3,869,872	2,613,774
China Development Financial Holding Corp. *	20,738,308	8,430,746
China Motor Corp.	360,600	1,171,604
China Steel Corp.	16,124,956	13,523,491
Chunghwa Telecom Co. Ltd.	4,993,310	19,100,530
Compal Electronics, Inc.	5,483,535	5,423,855
CTBC Financial Holding Co. Ltd.	23,795,792	20,832,744
Delta Electronics, Inc.	2,830,148	28,672,914
E Ink Holdings, Inc.	1,107,000	6,484,667
E.Sun Financial Holding Co. Ltd.	19,487,674	15,969,413
Eclat Textile Co. Ltd.	263,510	5,001,966
eMemory Technology, Inc.	89,000	7,165,013

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ennostar, Inc. *	998,914	1,466,076
Eternal Materials Co. Ltd.	1,308,352	1,239,668
Eva Airways Corp.	3,381,374	3,387,868
Evergreen Marine Corp. Taiwan Ltd.	1,352,088	4,847,435
Far Eastern International Bank	3,055,873	1,168,940
Far Eastern New Century Corp.	4,922,799	4,821,948
Far EasTone Telecommunications Co. Ltd.	2,058,509	5,462,561
Feng TAY Enterprise Co. Ltd.	663,694	3,898,459
First Financial Holding Co. Ltd.	14,211,454	12,601,065
Formosa Chemicals & Fibre Corp.	4,468,008	9,182,014
Formosa Petrochemical Corp.	1,836,660	4,997,314
Formosa Plastics Corp.	4,857,560	12,563,727
Formosa Sumco Technology Corp.	32,000	167,990
Formosa Taffeta Co. Ltd.	1,394,132	1,131,282
Foxconn Technology Co. Ltd.	1,449,355	2,472,811
Fubon Financial Holding Co. Ltd.	9,978,712	20,570,712
Genius Electronic Optical Co. Ltd.	109,000	1,395,647
Giant Manufacturing Co. Ltd.	420,096	2,555,001
Gigabyte Technology Co. Ltd.	645,000	5,161,652
Global Unichip Corp.	114,000	6,021,127
Globalwafers Co. Ltd.	281,451	5,261,440
Hiwin Technologies Corp.	379,445	2,775,390
Hon Hai Precision Industry Co. Ltd.	15,556,092	50,542,360
Hotai Motor Co. Ltd.	426,600	9,695,454
HTC Corp. *	989,778	1,590,488
Hua Nan Financial Holdings Co. Ltd., Class C	13,510,415	9,622,495
Innolux Corp. *	10,406,661	4,197,309
Inventec Corp.	4,024,043	5,461,569
Largan Precision Co. Ltd.	134,456	10,286,487
Lite-On Technology Corp., ADR	2,799,866	9,858,683
MediaTek, Inc.	1,949,713	58,978,194
Mega Financial Holding Co. Ltd.	14,840,004	18,763,769
Micro-Star International Co. Ltd.	928,095	5,451,518
momo.com, Inc.	89,188	1,478,853
Nan Ya Plastics Corp.	7,352,816	16,028,386
Nan Ya Printed Circuit Board Corp.	292,000	2,318,054
Nanya Technology Corp.	1,085,000	2,604,833
Nien Made Enterprise Co. Ltd.	184,752	2,016,659
Novatek Microelectronics Corp.	749,608	12,261,514
Oneness Biotech Co. Ltd.	466,478	3,061,075
Parade Technologies Ltd.	93,100	3,203,665
Pegatron Corp.	2,678,657	6,962,450
PharmaEssentia Corp. *	297,000	3,465,317
Pou Chen Corp.	3,412,792	3,375,649
Powerchip Semiconductor Manufacturing Corp.	3,990,000	3,844,398
Powertech Technology, Inc.	900,000	3,226,632
President Chain Store Corp.	709,400	6,119,824
Quanta Computer, Inc.	3,491,057	22,685,165
Realtek Semiconductor Corp.	633,336	9,112,821
Ruentex Development Co. Ltd.	2,917,350	3,343,186
Shanghai Commercial & Savings Bank Ltd.	4,939,151	7,130,464
Shin Kong Financial Holding Co. Ltd. *	17,737,672	5,115,763
Silergy Corp.	437,000	5,945,102
Sino-American Silicon Products, Inc.	707,000	4,141,517
SinoPac Financial Holdings Co. Ltd.	15,209,325	9,201,544
Synnex Technology International Corp.	1,773,956	3,912,470
Taishin Financial Holding Co. Ltd.	15,722,726	9,210,176
Taiwan Business Bank	7,299,954	3,154,590
Taiwan Cement Corp.	8,053,872	9,010,334
Taiwan Cooperative Financial Holding Co. Ltd.	14,021,408	12,095,933
Taiwan Fertilizer Co. Ltd.	816,508	1,664,903
Taiwan Glass Industry Corp. *	2,292,311	1,390,502
Taiwan High Speed Rail Corp.	2,848,000	2,744,072
SECURITY	NUMBER OF SHARES	VALUE ($)
Taiwan Mobile Co. Ltd.	2,257,524	7,110,767
Taiwan Secom Co. Ltd.	387,000	1,529,914
Taiwan Semiconductor Manufacturing Co. Ltd.	31,486,500	581,552,833
Tatung Co. Ltd. *	2,778,000	3,588,102
Teco Electric & Machinery Co. Ltd.	2,530,000	3,782,042
Transcend Information, Inc.	446,000	1,189,238
U-Ming Marine Transport Corp.	572,000	885,282
Unimicron Technology Corp.	1,736,348	9,837,823
Uni-President Enterprises Corp.	6,188,676	14,461,375
United Microelectronics Corp.	15,363,850	24,049,048
Vanguard International Semiconductor Corp.	1,198,000	3,060,192
Voltronic Power Technology Corp.	89,000	4,586,748
Walsin Lihwa Corp.	3,389,814	4,220,991
Walsin Technology Corp.	660,000	2,883,803
Wan Hai Lines Ltd.	1,280,910	1,914,805
Win Semiconductors Corp.	557,000	3,066,709
Winbond Electronics Corp.	4,086,879	3,708,803
Wistron Corp.	3,719,080	10,892,952
Wiwynn Corp.	117,000	6,591,549
Yageo Corp.	507,167	9,756,958
Yang Ming Marine Transport Corp.	2,189,000	2,942,958
Yuanta Financial Holding Co. Ltd.	15,991,473	13,309,164
Yulon Motor Co. Ltd.	816,408	2,009,660
Yulon Nissan Motor Co. Ltd.	26,000	158,131
Zhen Ding Technology Holding Ltd.	827,000	2,739,901
		1,464,996,312

Thailand 2.2%
Advanced Info Service PCL NVDR	1,460,800	9,052,787
Airports of Thailand PCL NVDR *	5,620,300	9,506,300
Asset World Corp. PCL NVDR	9,570,600	1,006,644
B Grimm Power PCL NVDR	970,200	696,398
Bangkok Bank PCL NVDR	873,600	3,749,942
Bangkok Dusit Medical Services PCL NVDR	14,186,200	10,585,964
Bangkok Expressway & Metro PCL NVDR	10,560,290	2,341,561
Bangkok Life Assurance PCL NVDR	722,300	404,500
Banpu PCL NVDR	10,682,933	2,262,465
Berli Jucker PCL NVDR	1,392,750	1,039,292
BTS Group Holdings PCL NVDR	10,371,200	2,137,480
Bumrungrad Hospital PCL NVDR	757,300	4,800,736
Carabao Group PCL NVDR	447,200	1,039,261
Central Pattana PCL NVDR	3,595,200	6,924,165
Central Retail Corp. PCL NVDR	3,533,200	3,791,580
Charoen Pokphand Foods PCL NVDR	6,152,000	3,480,202
CP ALL PCL NVDR	7,881,300	11,650,276
CP Axtra PCL NVDR	2,104,703	1,615,435
Delta Electronics Thailand PCL NVDR	3,634,510	8,033,065
Digital Telecommunications Infrastructure Fund, Class F	7,433,800	1,764,544
Electricity Generating PCL NVDR	343,700	1,260,388
Energy Absolute PCL NVDR	2,221,151	2,809,785
Global Power Synergy PCL NVDR	923,568	1,194,580
Gulf Energy Development PCL NVDR	3,995,959	5,225,332
Home Product Center PCL NVDR	7,542,919	2,530,210
Indorama Ventures PCL NVDR	2,393,400	1,666,926
Intouch Holdings PCL NVDR	1,091,009	2,163,254
IRPC PCL NVDR	15,415,300	867,665
Kasikornbank PCL NVDR	2,238,769	8,146,185
Krung Thai Bank PCL NVDR	8,050,600	4,165,189
Krungthai Card PCL NVDR	1,718,100	2,283,311
Land & Houses PCL NVDR	10,950,500	2,396,954
Minor International PCL NVDR	4,878,780	3,779,312
Muangthai Capital PCL NVDR	934,715	1,162,498

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Osotspa PCL NVDR	1,814,463	1,181,187
PTT Exploration & Production PCL NVDR	1,821,304	7,843,865
PTT Global Chemical PCL NVDR	2,639,914	2,889,253
PTT Oil & Retail Business PCL NVDR	3,616,500	2,045,863
PTT PCL NVDR	18,776,900	18,548,711
Ratch Group PCL NVDR	1,564,450	1,445,373
SCB X PCL NVDR	2,207,800	6,229,100
SCG Packaging PCL NVDR	1,824,600	1,996,933
Siam Cement PCL NVDR	948,800	7,740,903
Siam City Cement PCL NVDR	106,100	396,621
Srisawad Corp. PCL NVDR	812,700	1,022,301
Thai Life Insurance PCL NVDR	3,359,900	931,249
Thai Oil PCL NVDR	1,585,726	2,321,509
Thai Union Group PCL NVDR	3,668,800	1,533,121
TMBThanachart Bank PCL NVDR	57,573,718	2,520,461
True Corp. PCL NVDR	13,948,770	2,220,542
		186,401,178

Turkey 1.2%
AG Anadolu Grubu Holding AS	138,475	913,824
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS *	1,212,351	516,421
Akbank TAS	4,082,803	4,760,346
Akcansa Cimento AS	77,446	394,585
Aksa Akrilik Kimya Sanayii AS	155,613	465,458
Aksa Enerji Uretim AS	279,891	333,906
Alarko Holding AS	176,718	617,398
Alfa Solar Enerji Sanayi VE Ticaret AS	135,192	484,033
Anadolu Efes Biracilik Ve Malt Sanayii AS	266,551	1,024,557
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	20,187	163,024
Arcelik AS	213,434	1,005,326
Aselsan Elektronik Sanayi Ve Ticaret AS	1,567,446	2,653,336
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	297,602	1,131,531
Aygaz AS	71,946	334,894
Bera Holding AS	949,265	459,301
BIM Birlesik Magazalar AS	588,219	6,279,338
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS *	54,810	1,279,445
Borusan Yatirim ve Pazarlama AS	6,681	532,127
Can2 Termik AS *	250,756	166,174
Cimsa Cimento Sanayi VE Ticaret AS	507,399	606,023
Coca-Cola Icecek AS	91,183	1,280,740
Dogan Sirketler Grubu Holding AS	1,345,930	615,773
Dogus Otomotiv Servis ve Ticaret AS	81,027	688,612
EGE Endustri VE Ticaret AS	1,579	629,230
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	225,478	376,526
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,471,554	631,338
Enerjisa Enerji AS	279,329	460,449
Enka Insaat ve Sanayi AS	2,421,645	2,951,097
Eregli Demir ve Celik Fabrikalari TAS *	2,240,120	3,180,206
Europen Endustri Insaat Sanayi VE Ticaret AS *	320,671	176,162
Ford Otomotiv Sanayi AS	82,761	2,412,380
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	141,546	272,279
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS *	163,800	466,670
Gubre Fabrikalari TAS *	109,163	1,437,749
Haci Omer Sabanci Holding AS	1,148,097	2,425,361
Hektas Ticaret TAS *	1,252,589	968,139
Investco Holding AS *	54,067	645,573
SECURITY	NUMBER OF SHARES	VALUE ($)
Is Gayrimenkul Yatirim Ortakligi AS *	595,030	428,969
Is Yatirim Menkul Degerler AS, Class A	693,424	743,607
Iskenderun Demir ve Celik AS *	177,920	221,259
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,356,008	1,160,869
Karsan Otomotiv Sanayii Ve Ticaret AS *	490,048	160,847
Kiler Holding AS *	424,855	508,907
Kimteks Poliuretan Sanayi VE Ticaret AS	78,737	186,254
KOC Holding AS	1,102,870	5,408,849
Kontrolmatik Enerji Ve Muhendislik AS	114,634	1,012,166
Konya Cimento Sanayii AS *	1,163	375,178
Kordsa Teknik Tekstil AS	70,745	205,600
Koza Altin Isletmeleri AS	1,292,498	1,041,094
Koza Anadolu Metal Madencilik Isletmeleri AS *	252,003	482,135
Margun Enerji Uretim Sanayi VE Ticaret AS	453,851	240,674
Mavi Giyim Sanayi Ve Ticaret AS, Class B	164,241	577,223
Migros Ticaret AS	125,094	1,559,773
MLP Saglik Hizmetleri AS *	115,160	598,711
Nuh Cimento Sanayi AS	75,304	846,296
ODAS Elektrik Uretim ve Sanayi Ticaret AS *	1,623,753	615,126
Otokar Otomotiv Ve Savunma Sanayi AS *	48,380	740,741
Oyak Cimento Fabrikalari AS *	395,744	894,306
Oyak Yatirim Menkul Degerler AS *	153,177	227,546
Pegasus Hava Tasimaciligi AS *	55,521	1,356,658
Penta Teknoloji Urunleri Dagitim Ticaret AS *	274,491	199,789
Petkim Petrokimya Holding AS *	1,706,492	1,277,562
Qua Granite Hayal *	1,047,834	211,005
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	488,325	508,094
Sasa Polyester Sanayi AS *	1,620,114	2,800,890
Selcuk Ecza Deposu Ticaret ve Sanayi AS	199,477	383,716
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS *	207,476	472,452
Sok Marketler Ticaret AS	348,459	707,136
TAV Havalimanlari Holding AS *	222,289	893,717
Tekfen Holding AS	235,024	367,378
Tofas Turk Otomobil Fabrikasi AS	166,634	1,377,451
Turk Hava Yollari AO *	696,253	6,057,102
Turk Telekomunikasyon AS *	686,238	568,456
Turk Traktor ve Ziraat Makineleri AS	34,524	826,245
Turkcell Iletisim Hizmetleri AS *	1,601,410	3,210,924
Turkiye Garanti Bankasi AS	768,415	1,439,513
Turkiye Halk Bankasi AS *	834,597	375,470
Turkiye Is Bankasi AS, Class C	4,204,349	3,124,263
Turkiye Petrol Rafinerileri AS	1,182,335	6,265,736
Turkiye Sinai Kalkinma Bankasi AS *	1,679,042	414,348
Turkiye Sise ve Cam Fabrikalari AS	1,862,256	3,179,493
Turkiye Vakiflar Bankasi TAO, Class D *	979,197	471,747
Ulker Biskuvi Sanayi AS *	231,726	687,901
Vestel Beyaz Esya Sanayi ve Ticaret AS	503,163	288,623
Vestel Elektronik Sanayi ve Ticaret AS *	188,532	390,433
Yapi ve Kredi Bankasi AS	4,240,476	2,821,889
Yayla Agro Gida Sanayi VE Nakliyat AS	207,054	102,623
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,216,327	214,581
Zorlu Enerji Elektrik Uretim AS *	1,185,743	209,186
		103,179,842

United Arab Emirates 1.9%
Abu Dhabi Commercial Bank PJSC	3,898,663	8,917,903
Abu Dhabi Islamic Bank PJSC	1,939,239	5,386,408

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Abu Dhabi National Oil Co. for Distribution PJSC	3,514,010	3,636,255
Abu Dhabi Ports Co. PJSC *	1,156,079	1,955,001
ADNOC Drilling Co. PJSC	2,056,614	2,150,561
Air Arabia PJSC	3,127,795	2,291,175
AL Seer Marine Supplies & Equipment Co. LLC *	337,171	709,737
Aldar Properties PJSC	4,839,802	7,538,612
Alpha Dhabi Holding PJSC *	1,822,359	9,736,451
Americana Restaurants International PLC	3,857,613	3,540,106
Apex Investment Co. PSC *	697,521	383,686
Borouge PLC	3,009,085	2,064,918
Dana Gas PJSC	5,663,409	1,221,436
Dubai Electricity & Water Authority PJSC	11,454,798	7,891,794
Dubai Financial Market PJSC	2,184,511	868,510
Dubai Investments PJSC	2,738,197	1,647,877
Dubai Islamic Bank PJSC	3,971,139	5,969,280
Emaar Development PJSC	1,136,750	2,114,236
Emaar Properties PJSC	8,775,696	18,138,071
Emirates Central Cooling Systems Corp.	2,772,531	1,245,742
Emirates NBD Bank PJSC	2,301,583	11,030,802
Emirates Telecommunications Group Co. PJSC	4,577,216	24,081,098
Fertiglobe PLC	1,533,976	1,324,176
First Abu Dhabi Bank PJSC	5,733,373	21,420,622
Ghitha Holding PJSC *	54,918	627,207
Multiply Group PJSC *	6,191,962	5,918,384
National Marine Dredging Co. *	272,286	2,044,972
Q Holding PJSC *	2,742,342	2,374,742
Salik Co. PJSC	2,458,741	2,142,548
		158,372,310
Total Common Stocks (Cost $6,954,345,271)		8,187,778,884

PREFERRED STOCKS 2.0% OF NET ASSETS

Brazil 1.9%
Alpargatas SA *	302,788	587,497
Banco Bradesco SA	6,792,558	22,406,593
Bradespar SA	409,847	2,027,526
Braskem SA, A Shares *	254,251	986,126
Centrais Eletricas Brasileiras SA, B Shares	363,960	3,311,042
Cia Energetica de Minas Gerais	1,506,148	3,380,416
Cia Paranaense de Energia, B Shares	1,667,705	3,198,639
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	321,904	1,575,501
Gerdau SA	1,411,596	6,253,408
Itau Unibanco Holding SA	6,326,781	40,521,671
Itausa SA	7,277,613	14,386,279
Metalurgica Gerdau SA	846,971	1,765,292
Petroleo Brasileiro SA	7,317,302	53,274,736
Unipar Carbocloro SA, B Shares	64,175	965,569
Usinas Siderurgicas de Minas Gerais SA Usiminas, A Shares	510,593	813,678
		155,453,973

Chile 0.1%
Embotelladora Andina SA, B Shares	494,256	1,195,574
Sociedad Quimica y Minera de Chile SA, B Shares	178,349	9,100,801
		10,296,375

SECURITY	NUMBER OF SHARES	VALUE ($)
Colombia 0.0%
Bancolombia SA	277,772	1,904,354
Grupo Aval Acciones y Valores SA	5,873,916	648,964
		2,553,318
Total Preferred Stocks (Cost $148,727,590)		168,303,666

RIGHTS 0.0% OF NET ASSETS

China 0.0%
Zhejiang Expressway Co. Ltd.
expires 12/05/23, strike HKD 4.06 *	568,042	64,002

Thailand 0.0%
The Siam Cement Public Company Ltd.
expires 12/04/23, strike THB 11.50 *(b)	121,513	0
Total Rights (Cost $0)		64,002

SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (d)	45,119,731	45,119,731
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (d)(e)	22,655,476	22,655,476
		67,775,207
Total Short-Term Investments (Cost $67,775,207)		67,775,207
Total Investments in Securities (Cost $7,170,848,068)		8,423,921,759

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 12/15/23	417	20,581,035	697,179

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $20,922,605.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

HKD —	Hong Kong Dollar
THB —	Thailand Baht

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$8,136,177,645	$—	$—	$8,136,177,645
Greece	51,601,239	—	0 *	51,601,239
Hong Kong	—	—	0 *	0
Russia	—	—	0 *	0
Preferred Stocks[1]	168,303,666	—	—	168,303,666
Rights[1]	64,002	—	—	64,002
Thailand	—	—	0 *	0
Short-Term Investments[1]	67,775,207	—	—	67,775,207
Futures Contracts[2]	697,179	—	—	697,179
Total	$8,424,618,938	$—	$0	$8,424,618,938

*	Level 3 amount shown includes securities determined to have no value at November 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab International Equity ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab International Equity ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of November 30, 2023, are disclosed in each fund’s Portfolio Holdings.
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